UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.0%
Aerospace - 2.9%
Goodrich Corp.	5,360	$377,981
Honeywell International, Inc.	6,990	316,437
Lockheed Martin Corp.	4,490	373,658
Precision Castparts Corp.	1,900	240,749
United Technologies Corp.	9,280	683,101

		$1,991,926

Airlines - 0.3%
Copa Holdings S.A., “A”	1,450	$88,160
UAL Corp. (a)	5,720	111,826

		$199,986

Alcoholic Beverages - 0.3%
Boston Beer Co., Inc., “A” (a)	3,290	$171,935

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	7,520	$552,720

Biotechnology - 1.9%
Amgen, Inc. (a)	11,710	$699,790
Genzyme Corp. (a)	4,651	241,061
Gilead Sciences, Inc. (a)	5,260	239,225
Human Genome Sciences, Inc. (a)	3,040	91,808

		$1,271,884

Broadcasting - 1.7%
CBS Corp., “B”	13,120	$182,893
Discovery Communications, Inc., “A” (a)	3,660	123,671
Walt Disney Co.	24,340	849,709

		$1,156,273

Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc. (a)	1,880	$148,520
Charles Schwab Corp.	6,180	115,504
CME Group, Inc.	940	297,143
Franklin Resources, Inc.	1,760	195,184
GFI Group, Inc.	35,650	206,057
LaBranche & Co., Inc. (a)	9,140	48,076
TradeStation Group, Inc. (a)	8,800	61,688

		$1,072,172

Business Services - 1.9%
Accenture Ltd., “A”	7,590	$318,401
Dun & Bradstreet Corp.	3,200	238,144
MasterCard, Inc., “A”	1,220	309,880
Verisk Analytics, Inc., “A” (a)	6,360	179,352
Western Union Co.	12,940	219,462

		$1,265,239

Cable TV - 1.1%
Comcast Corp., “Special A”	10,230	$183,833
DIRECTV Group, Inc., “A” (a)	10,410	351,962
Time Warner Cable, Inc.	4,665	248,691

		$784,486

Chemicals - 1.4%
Celanese Corp.	11,950	$380,608
Monsanto Co.	8,300	592,786

		$973,394

Computer Software - 4.1%
Adobe Systems, Inc. (a)	20,970	$741,709
MicroStrategy, Inc., “A” (a)	9,950	846,447
Nuance Communications, Inc. (a)	17,170	285,709
Oracle Corp.	35,130	902,490

		$2,776,355

Computer Software - Systems - 5.2%
Apple, Inc. (a)	6,920	$1,625,716
Compellent Technologies, Inc. (a)	17,090	299,930
Dell, Inc. (a)	48,310	725,133
Hewlett-Packard Co.	17,400	924,810

		$3,575,589

Construction - 0.6%
Lennar Corp., “A”	7,510	$129,247
Sherwin-Williams Co.	4,070	275,458

		$404,705

Consumer Products - 2.5%
Church & Dwight Co., Inc.	2,030	$135,909
Kimberly-Clark Corp.	5,280	332,006
Procter & Gamble Co.	19,040	1,204,661

		$1,672,576

Consumer Services - 0.7%
Apollo Group, Inc., “A” (a)	2,130	$130,548
Priceline.com, Inc. (a)	410	104,550
Strayer Education, Inc. (l)	1,060	258,131

		$493,229

Containers - 0.5%
Owens-Illinois, Inc. (a)	9,500	$337,630

Electrical Equipment - 2.6%
AMETEK, Inc.	8,480	$351,581
Danaher Corp.	9,860	787,913
Rockwell Automation, Inc.	3,090	174,152
Sensata Technologies Holding B.V. (a)	14,730	264,551
Tyco Electronics Ltd.	6,330	173,948

		$1,752,145

Electronics - 4.4%
Altera Corp.	13,500	$328,185
Broadcom Corp., “A”	9,100	301,938
First Solar, Inc. (a)	2,370	290,681
Flextronics International Ltd. (a)	14,351	112,512
Hittite Microwave Corp. (a)	2,030	89,259
Intel Corp.	41,780	930,023
Linear Technology Corp.	11,700	330,876
Microchip Technology, Inc.	13,800	388,608
PMC-Sierra, Inc. (a)	8,260	73,679
Silicon Laboratories, Inc. (a)	1,480	70,552
Tessera Technologies, Inc. (a)	3,390	68,749

		$2,985,062

Energy - Independent - 4.1%
Alpha Natural Resources, Inc. (a)	1,970	$98,283
Anadarko Petroleum Corp.	4,880	355,410
Apache Corp.	5,760	584,640
CONSOL Energy, Inc.	1,620	69,109

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Denbury Resources, Inc. (a)	7,250	$122,308
Massey Energy Co.	2,220	116,084
Nexen, Inc.	12,860	318,192
Noble Energy, Inc.	3,780	275,940
Occidental Petroleum Corp.	6,500	549,510
Walter Energy, Inc.	770	71,048
XTO Energy, Inc.	4,600	217,028

		$2,777,552

Energy - Integrated - 4.4%
Chevron Corp.	15,910	$1,206,455
Exxon Mobil Corp. (s)	19,350	1,296,063
Hess Corp.	5,370	335,894
Suncor Energy, Inc.	4,320	140,573

		$2,978,985

Engineering - Construction - 1.0%
Fluor Corp.	11,630	$540,911
North American Energy Partners, Inc. (a)	18,060	173,195

		$714,106

Food & Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	9,900	$348,183
General Mills, Inc.	6,730	476,417
J.M. Smucker Co.	4,360	262,734
Kellogg Co.	8,930	477,130
PepsiCo, Inc. (s)	14,370	950,719

		$2,515,183

Food & Drug Stores - 0.9%
Kroger Co.	6,770	$146,638
Walgreen Co.	12,830	475,865

		$622,503

Gaming & Lodging - 0.7%
International Game Technology	5,170	$95,387
Las Vegas Sands Corp. (a)	6,100	129,015
Royal Caribbean Cruises Ltd. (a)	5,090	167,919
Starwood Hotels & Resorts Worldwide, Inc.	2,110	98,410

		$490,731

General Merchandise - 2.6%
Dollar General Corp. (a)	10,640	$268,660
Kohl’s Corp. (a)	3,900	213,642
Target Corp.	14,590	767,434
Wal-Mart Stores, Inc.	9,560	531,536

		$1,781,272

Health Maintenance Organizations - 0.7%
Aetna, Inc.	4,000	$140,440
WellPoint, Inc. (a)	4,860	312,887

		$453,327

Insurance - 3.0%
ACE Ltd.	8,280	$433,044
Aflac, Inc.	5,180	281,222
Allied World Assurance Co. Holdings Ltd.	8,920	400,062
Chubb Corp.	8,070	418,430
MetLife, Inc.	4,420	191,563
Prudential Financial, Inc.	4,980	301,290

		$2,025,611

Internet - 1.7%
Google, Inc., “A” (a)	2,000	$1,134,020

Leisure & Toys - 0.1%
Hasbro, Inc.	2,100	$80,388

Machinery & Tools - 0.2%
Avery Dennison Corp.	4,100	$149,281

Major Banks - 6.6%
Bank of America Corp.	74,410	$1,328,219
Bank of New York Mellon Corp.	8,408	259,639
Goldman Sachs Group, Inc.	4,540	774,660
JPMorgan Chase & Co. (s)	31,250	1,398,438
KeyCorp	25,720	199,330
State Street Corp.	6,480	292,507
SunTrust Banks, Inc.	9,710	260,131

		$4,512,924

Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	4,550	$288,470
Express Scripts, Inc. (a)	2,430	247,277
Medco Health Solutions, Inc. (a)	1,350	87,156
Patterson Cos., Inc.	6,670	207,104
VCA Antech, Inc. (a)	7,290	204,339

		$1,034,346

Medical Equipment - 3.1%
Becton, Dickinson & Co.	4,530	$356,647
Covidien PLC	2,270	114,136
Medtronic, Inc.	8,160	367,445
NxStage Medical, Inc. (a)	7,270	83,242
NxStage Medical, Inc. (a)	33,830	387,354
St. Jude Medical, Inc. (a)	9,440	387,512
Thermo Fisher Scientific, Inc. (a)	6,110	314,298
Waters Corp.	1,840	124,274

		$2,134,908

Metals & Mining - 0.7%
Steel Dynamics, Inc.	10,460	$182,736
United States Steel Corp.	4,320	274,406

		$457,142

Natural Gas - Distribution - 0.5%
EQT Corp.	4,470	$183,270
South Jersey Industries, Inc.	3,540	148,645

		$331,915

Natural Gas - Pipeline - 0.8%
Aegean Marine Petroleum Network, Inc.	9,780	$277,556
El Paso Corp.	6,220	67,425
Williams Cos., Inc.	8,540	197,274

		$542,255

Network & Telecom - 2.0%
Cisco Systems, Inc.	40,170	$1,045,625

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Core Equity Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - continued
Juniper Networks, Inc. (a)			10,010	$307,107
Palm, Inc. (a)(l)			8,160	30,682

				$1,383,414

Oil Services - 1.9%
Halliburton Co.			18,140	$546,558
National Oilwell Varco, Inc.			6,280	254,842
Schlumberger Ltd.			7,600	482,296

				$1,283,696

Other Banks & Diversified Financials - 2.3%
American Express Co.			5,350	$220,741
Associated Banc-Corp.			18,950	261,510
Cathay General Bancorp, Inc.			10,100	117,665
Citigroup, Inc. (a)			50,400	204,120
Euro Dekania Ltd. (z)			50,820	160,275
Ocwen Financial Corp. (a)			20,910	231,892
Sterling Bancshares, Inc.			27,500	153,450
TCF Financial Corp.			14,920	237,825

				$1,587,478

Pharmaceuticals - 5.5%
Abbott Laboratories			21,170	$1,115,236
Inverness Medical Innovations, Inc. (a)			3,820	148,789
Johnson & Johnson			23,370	1,523,724
Pfizer, Inc.			30,349	520,485
Teva Pharmaceutical Industries Ltd., ADR			6,850	432,098

				$3,740,332

Precious Metals & Minerals - 0.5%
Goldcorp, Inc.			1,400	$52,108
Teck Resources Ltd., “B” (a)			6,120	266,637

				$318,745

Printing & Publishing - 0.3%
Moody’s Corp.			6,980	$207,655

Railroad & Shipping - 1.0%
Canadian National Railway Co.			6,760	$409,588
Union Pacific Corp.			3,790	277,807

				$687,395

Real Estate - 2.1%
Annaly Mortgage Management, Inc., REIT			21,250	$365,075
Entertainment Property Trust, REIT			15,720	646,564
Kilroy Realty Corp., REIT			6,890	212,488
Mack-Cali Realty Corp., REIT			5,610	197,753

				$1,421,880

Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc. (a)			3,630	$160,192

Specialty Chemicals - 1.3%
Praxair, Inc.			7,470	$620,010
Rockwood Holdings, Inc. (a)			10,310	274,452

				$894,462

Specialty Stores - 3.5%
Abercrombie & Fitch Co., “A”			9,310	$424,908
Advance Auto Parts, Inc.			2,570	107,734
Amazon.com, Inc. (a)			3,370	457,410
GameStop Corp., “A” (a)			8,630	189,083
Home Depot, Inc.			18,550	600,093
Limited Brands, Inc.			15,550	382,841
Staples, Inc.			10,600	247,934

				$2,410,003

Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)			16,250	$61,750

Telephone Services - 2.7%
American Tower Corp., “A” (a)			8,020	$341,732
AT&T, Inc.			40,960	1,058,406
CenturyTel, Inc.			7,690	272,687
Qwest Communications International, Inc.			30,700	160,254

				$1,833,079

Tobacco - 1.7%
Lorillard, Inc.			1,780	$133,927
Philip Morris International, Inc.			19,100	996,256

				$1,130,183

Trucking - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)			2,200	$116,710
Expeditors International of Washington, Inc.			11,720	432,702
Landstar System, Inc.			7,850	329,543

				$878,955

Utilities - Electric Power - 2.8%
American Electric Power Co., Inc.			10,760	$367,777
Calpine Corp. (a)			8,410	99,995
CMS Energy Corp.			17,960	277,662
Dominion Resources, Inc.			5,350	219,939
PG&E Corp.			8,180	346,996
PPL Corp.			6,220	172,356
Public Service Enterprise Group, Inc.			4,930	145,534
Wisconsin Energy Corp.			5,900	291,519

				$1,921,778

Total Common Stocks				$68,094,752

	Strike Price	First Exercise
WARRANTS - 0.1%
Medical Equipment - 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (a)	$5.50	5/23/08	6,766	$46,969

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			33	$33

3

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	222,634	$222,634

Total Investments		$68,364,388

SECURITIES SOLD SHORT - (0.6)%
Electrical Equipment - (0.1)%
Molex, Inc. (a)	(3,200)	$(66,752)

Electronics - (0.5)%
Xilinx, Inc. (a)	(12,600)	$(321,300)

Total Securities Sold Short		$(388,052)

OTHER ASSETS, LESS LIABILITIES - 0.2%		128,206

NET ASSETS - 100.0%		$68,104,542

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At March 31, 2010, the value of securities pledged amounted to $235,073.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$160,275
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$65,124,464	$434,323	$—	$65,558,787
Canada	1,360,294	—	—	1,360,294
Israel	432,098	—	—	432,098
Greece	277,556	—	—	277,556
Netherlands	264,551	—	—	264,551
United Kingdom	—	—	160,275	160,275
Panama	88,160	—	—	88,160
Mutual Funds	222,667	—	—	222,667

Total Investments	$67,769,790	$434,323	$160,275	$68,364,388

Short Sales	$(388,052)	$—	$—	$(388,052)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Series

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$77,224
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	83,051
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/10	$160,275

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $83,051.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$64,616,083

Gross unrealized appreciation	$8,078,999
Gross unrealized depreciation	(4,330,694)

Net unrealized appreciation (depreciation)	$3,748,305

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	422,843	2,534,638	(2,957,448)	33

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$148	$33

6

MFS® Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.1%
Goodrich Corp.	85,920	$6,059,072
Precision Castparts Corp.	38,810	4,917,615

		$10,976,687

Alcoholic Beverages - 0.9%
Diageo PLC	136,420	$2,289,610
Heineken N.V.	46,550	2,392,309

		$4,681,919

Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	32,606	$2,396,541

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	53,850	$2,927,825
Celgene Corp. (a)	94,660	5,865,134
Gilead Sciences, Inc. (a)	94,980	4,319,690
Human Genome Sciences, Inc. (a)	41,040	1,239,408

		$14,352,057

Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	116,140	$3,924,371
Walt Disney Co.	181,180	6,324,994

		$10,249,365

Brokerage & Asset Managers - 2.9%
Affiliated Managers Group, Inc. (a)	30,850	$2,437,150
BM&F Bovespa S.A.	208,100	1,408,904
Charles Schwab Corp.	151,270	2,827,236
CME Group, Inc.	20,540	6,492,899
Hong Kong Exchanges & Clearing Ltd.	58,300	973,137
IntercontinentalExchange, Inc. (a)	12,000	1,346,160

		$15,485,486

Business Services - 5.2%
Accenture Ltd., “A”	104,020	$4,363,639
Cognizant Technology Solutions Corp., “A” (a)	77,640	3,958,087
Companhia Brasileira de Meios de Pagamento	116,900	1,101,063
MasterCard, Inc., “A”	35,100	8,915,400
Visa, Inc., “A”	98,740	8,988,302

		$27,326,491

Cable TV - 0.1%
Cablevision Systems Corp., “A”	32,810	$792,033

Chemicals - 1.3%
Monsanto Co.	95,700	$6,834,894

Computer Software - 5.9%
Adobe Systems, Inc. (a)	256,000	$9,054,720
Akamai Technologies, Inc. (a)	85,770	2,694,036
Autodesk, Inc. (a)	80,640	2,372,429
Autonomy Corp. PLC (a)	53,070	1,468,129
Citrix Systems, Inc. (a)	65,140	3,092,196
Oracle Corp.	323,540	8,311,743
VeriSign, Inc. (a)	157,553	4,097,954

		$31,091,207

Computer Software - Systems - 7.4%
Apple, Inc. (a)(s)	88,130	$20,704,381
EMC Corp. (a)	367,640	6,632,226
Hewlett-Packard Co.	201,610	10,715,572
MICROS Systems, Inc. (a)	39,800	1,308,624

		$39,360,803

Consumer Products - 2.4%
Colgate-Palmolive Co.	78,750	$6,714,225
Natura Cosmeticos S.A.	118,180	2,399,020
Procter & Gamble Co.	57,880	3,662,068

		$12,775,313

Consumer Services - 2.5%
Ctrip.com International Ltd., ADR (a)	77,870	$3,052,504
DeVry, Inc.	48,950	3,191,540
Monster Worldwide, Inc. (a)	88,780	1,474,636
Priceline.com, Inc. (a)	9,670	2,465,850
Strayer Education, Inc. (l)	11,910	2,900,323

		$13,084,853

Containers - 0.5%
Owens-Illinois, Inc. (a)	67,500	$2,398,950

Electrical Equipment - 3.1%
Danaher Corp.	161,500	$12,905,465
Rockwell Automation, Inc.	30,400	1,713,344
Tyco Electronics Ltd.	63,690	1,750,201

		$16,369,010

Electronics - 2.5%
Hittite Microwave Corp. (a)	39,730	$1,746,928
Intel Corp.	222,950	4,962,867
Linear Technology Corp.	65,540	1,853,471
Microchip Technology, Inc.	91,100	2,565,376
Samsung Electronics Co. Ltd.	2,573	1,860,192

		$12,988,834

Energy - Independent - 3.5%
Anadarko Petroleum Corp.	82,480	$6,007,018
Apache Corp.	37,350	3,791,025
Concho Resources, Inc. (a)	26,400	1,329,504
Noble Energy, Inc.	70,340	5,134,820
Southwestern Energy Co. (a)	52,740	2,147,573

		$18,409,940

Engineering - Construction - 0.8%
Fluor Corp.	85,230	$3,964,047

Entertainment - 2.2%
DreamWorks Animation, Inc., “A” (a)	152,390	$6,002,642
TiVo, Inc. (a)	314,990	5,392,629

		$11,395,271

Food & Beverages - 2.6%
Coca-Cola Co.	62,400	$3,432,000
General Mills, Inc.	44,350	3,139,537
Mead Johnson Nutrition Co., “A”	78,180	4,067,705
PepsiCo, Inc.	48,700	3,221,992

		$13,861,234

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 0.4%
Walgreen Co.	57,300	$2,125,257

Gaming & Lodging - 2.8%
International Game Technology	230,590	$4,254,386
Marriott International, Inc., “A”	33,800	1,065,376
Royal Caribbean Cruises Ltd. (a)	142,350	4,696,127
Starwood Hotels & Resorts Worldwide, Inc.	102,090	4,761,478

		$14,777,367

General Merchandise - 2.9%
Costco Wholesale Corp.	85,890	$5,128,492
Dollar General Corp. (a)	74,910	1,891,478
Kohl’s Corp. (a)	23,530	1,288,973
Target Corp.	132,900	6,990,540

		$15,299,483

Insurance - 1.2%
Aflac, Inc.	24,600	$1,335,534
Prudential Financial, Inc.	22,200	1,343,100
Verisk Analytics, Inc., “A” (a)	122,920	3,466,344

		$6,144,978

Internet - 4.4%
Google, Inc., “A” (a)	36,170	$20,508,752
OpenTable, Inc. (a)	21,590	823,227
Tencent Holdings Ltd.	90,400	1,813,996

		$23,145,975

Leisure & Toys - 0.4%
THQ, Inc. (a)	289,310	$2,028,063

Machinery & Tools - 0.3%
Bucyrus International, Inc.	27,000	$1,781,730

Major Banks - 2.2%
Bank of America Corp.	253,660	$4,527,831
Goldman Sachs Group, Inc.	15,460	2,637,940
JPMorgan Chase & Co.	62,720	2,806,720
Regions Financial Corp.	95,760	751,716
SunTrust Banks, Inc.	43,570	1,167,240

		$11,891,447

Medical & Health Technology & Services - 3.9%
athenahealth, Inc. (a)	23,530	$860,257
Cerner Corp. (a)	33,200	2,823,992
DaVita, Inc. (a)	32,710	2,073,814
Express Scripts, Inc. (a)	72,750	7,403,040
IDEXX Laboratories, Inc. (a)	49,430	2,844,697
MedAssets, Inc. (a)	79,670	1,673,070
Medco Health Solutions, Inc. (a)	48,770	3,148,591

		$20,827,461

Medical Equipment - 5.5%
Baxter International, Inc.	54,170	$3,152,694
Becton, Dickinson & Co.	60,350	4,751,356
Conceptus, Inc. (a)	217,980	4,350,881
Covidien PLC	117,260	5,895,833
DENTSPLY International, Inc.	66,170	2,306,025
Synthes, Inc.	14,880	1,857,178
Thermo Fisher Scientific, Inc. (a)	127,270	6,546,769

		$28,860,736

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	26,840	$2,155,789
Freeport-McMoRan Copper & Gold, Inc.	20,840	1,740,974

		$3,896,763

Network & Telecom - 4.6%
Cisco Systems, Inc. (a)	616,930	$16,058,688
Juniper Networks, Inc. (a)	197,790	6,068,197
Tellabs, Inc.	278,580	2,108,851

		$24,235,736

Oil Services - 2.3%
Halliburton Co.	182,970	$5,512,886
Oceaneering International, Inc. (a)	27,520	1,747,245
Schlumberger Ltd.	76,900	4,880,074

		$12,140,205

Other Banks & Diversified Financials - 0.6%
American Express Co.	78,470	$3,237,672

Pharmaceuticals - 4.0%
Abbott Laboratories	99,400	$5,236,392
Allergan, Inc.	70,460	4,602,447
Johnson & Johnson	39,040	2,545,408
Roche Holding AG	12,230	1,983,431
Teva Pharmaceutical Industries Ltd., ADR	109,850	6,929,338

		$21,297,016

Precious Metals & Minerals - 0.8%
Teck Resources Ltd., “B” (a)	98,200	$4,277,592

Printing & Publishing - 1.3%
Moody’s Corp.	86,930	$2,586,168
MSCI, Inc., “A” (a)	118,460	4,276,406

		$6,862,574

Railroad & Shipping - 0.4%
Union Pacific Corp.	32,390	$2,374,187

Specialty Chemicals - 0.4%
Praxair, Inc.	25,620	$2,126,460

Specialty Stores - 4.3%
Abercrombie & Fitch Co., “A”	83,460	$3,809,114
Amazon.com, Inc. (a)	31,730	4,306,713
Home Depot, Inc.	146,490	4,738,952
Limited Brands, Inc.	142,480	3,507,858
Staples, Inc.	181,390	4,242,712
TJX Cos., Inc.	51,820	2,203,386

		$22,808,735

Telephone Services - 1.6%
American Tower Corp., “A” (a)	200,483	$8,542,581

Tobacco - 1.2%
Philip Morris International, Inc.	121,920	$6,359,347

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.0%
Expeditors International of Washington, Inc.	83,650	$3,088,358
Landstar System, Inc.	52,800	2,216,544

		$5,304,902

Total Common Stocks		$519,141,202

MONEY MARKET FUNDS (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	10,284,372	$10,284,372

COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,450,626	$2,450,626

Total Investments		$531,876,200

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(3,334,899)

NET ASSETS - 100.0%		$528,541,301

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At March 31, 2010, the value of the securities pledged amounted to $185,595. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$519,141,202	$—	$—	$519,141,202
Mutual Funds	12,734,998	—	—	12,734,998

Total Investments	$531,876,200	$—	$—	$531,876,200

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$456,478,837

Gross unrealized appreciation	$84,727,963
Gross unrealized depreciation	(9,330,600)

Net unrealized appreciation (depreciation)	$75,397,363

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,873,873	30,191,600	(39,781,101)	10,284,372

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,800	$10,284,372

5

MFS INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.9%
Aerospace - 1.1%
Honeywell International, Inc.	10,000	$452,696

Alcoholic Beverages - 5.8%
Diageo PLC	48,439	$812,978
Heineken N.V.	23,150	1,189,731
Pernod Ricard S.A.	5,065	430,096

		$2,432,805

Apparel Manufacturers - 6.2%
Burberry Group PLC	36,320	$393,801
Compagnie Financiere Richemont S.A.	13,820	535,158
LVMH Moet Hennessy Louis Vuitton S.A.	7,000	818,197
NIKE, Inc., “B”	12,170	894,495

		$2,641,651

Automotive - 0.4%
Harley-Davidson, Inc.	5,830	$163,648

Biotechnology - 0.2%
Actelion Ltd. (a)	2,011	$91,491

Broadcasting - 4.7%
Omnicom Group, Inc.	15,520	$602,331
Walt Disney Co.	25,190	879,383
WPP Group PLC	48,976	507,613

		$1,989,327

Brokerage & Asset Managers - 1.0%
Deutsche Boerse AG	5,470	$405,457

Business Services - 1.6%
Accenture Ltd., “A”	13,150	$551,643
DST Systems, Inc.	3,400	140,930

		$692,573

Chemicals - 3.6%
3M Co.	10,260	$857,428
Givaudan S.A.	546	478,993
Monsanto Co.	2,900	207,118

		$1,543,539

Computer Software - 2.2%
Oracle Corp.	36,270	$931,776

Computer Software - Systems - 1.1%
Canon, Inc.	9,800	$453,888

Conglomerates - 0.6%
Smiths Group PLC	16,009	$275,976

Construction - 0.5%
Sherwin-Williams Co.	3,200	$216,576

Consumer Products - 6.1%
Beiersdorf AG	2,690	$160,898
International Flavors & Fragrances, Inc.	3,050	145,394
Kao Corp.	16,600	420,815
Procter & Gamble Co.	7,923	501,288
Reckitt Benckiser Group PLC	16,490	905,102
Svenska Cellulosa Aktiebolaget	30,200	425,776

		$2,559,273

Electrical Equipment - 3.1%
Legrand S.A.	14,360	$453,657
Rockwell Automation, Inc.	3,960	223,186
Schneider Electric S.A.	5,267	617,769

		$1,294,612

Electronics - 3.8%
Hirose Electric Co. Ltd.	1,000	$115,306
Hoya Corp.	18,900	519,351
Intel Corp.	19,680	438,077
Samsung Electronics Co. Ltd.	765	553,069

		$1,625,803

Energy - Independent - 0.8%
INPEX Corp.	46	$337,533

Energy - Integrated - 2.6%
Chevron Corp.	4,990	$378,392
Royal Dutch Shell PLC, “A”	11,070	320,191
TOTAL S.A.	6,900	400,552

		$1,099,135

Food & Beverages - 7.6%
General Mills, Inc.	7,450	$527,386
Groupe Danone	7,334	441,793
J.M. Smucker Co.	7,925	477,561
Nestle S.A.	26,225	1,343,086
PepsiCo, Inc.	6,130	405,561

		$3,195,387

Food & Drug Stores - 2.4%
Lawson, Inc.	2,400	$102,428
Tesco PLC	31,478	208,005
Walgreen Co.	18,860	699,517

		$1,009,950

Gaming & Lodging - 1.0%
Ladbrokes PLC	63,479	$153,164
William Hill PLC	78,030	250,083

		$403,247

Insurance - 1.6%
AXA	17,720	$394,185
Swiss Reinsurance Co.	6,040	297,303

		$691,488

Major Banks - 8.0%
Bank of New York Mellon Corp.	28,350	$875,448
Erste Group Bank AG	6,436	270,346
Goldman Sachs Group, Inc.	2,460	419,750
Intesa Sanpaolo S.p.A.	36,861	137,286
Julius Baer Group Ltd.	11,897	431,582
Standard Chartered PLC	15,828	431,741
State Street Corp.	18,120	817,937

		$3,384,090

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 9.3%
Alcon, Inc.	720	$116,323
DENTSPLY International, Inc.	9,650	336,303
Essilor International S.A.	2,960	188,982
Medtronic, Inc.	16,870	759,656
Sonova Holding AG	796	98,896
St. Jude Medical, Inc. (a)	12,030	493,832
Synthes, Inc.	3,150	393,153
Thermo Fisher Scientific, Inc. (a)	9,080	467,075
Waters Corp.	8,270	558,556
Zimmer Holdings, Inc. (a)	8,710	515,632

		$3,928,408

Natural Gas - Distribution - 1.0%
GDF SUEZ	11,230	$433,799

Network & Telecom - 1.8%
Cisco Systems, Inc.	29,890	$778,037

Oil Services - 0.9%
National Oilwell Varco, Inc.	9,510	$385,916

Other Banks & Diversified Financials - 2.9%
Aeon Credit Service Co. Ltd.	10,000	$118,729
American Express Co.	8,740	360,612
ICICI Bank Ltd.	8,972	190,351
Komercni Banka A.S. (a)	732	148,554
UBS AG (a)	24,145	392,494

		$1,210,740

Pharmaceuticals - 6.0%
Bayer AG	8,415	$569,195
Johnson & Johnson	7,620	496,824
Merck KGaA	5,540	448,956
Roche Holding AG	6,270	1,016,853

		$2,531,828

Printing & Publishing - 0.5%
Wolters Kluwer N.V.	9,180	$199,065

Railroad & Shipping - 1.6%
Canadian National Railway Co.	11,234	$680,668

Specialty Chemicals - 5.9%
Akzo Nobel N.V.	3,800	$216,565
L’Air Liquide S.A.	4,262	511,635
Linde AG	9,410	1,122,768
Praxair, Inc.	2,860	237,380
Shin-Etsu Chemical Co. Ltd.	7,100	412,376

		$2,500,724

Specialty Stores - 0.9%
Abercrombie & Fitch Co., “A”	6,310	$287,988
Sally Beauty Holdings, Inc. (a)	8,740	77,961

		$365,949

Telephone Services - 0.6%
Singapore Telecommunications Ltd.	111,950	$253,677

Trucking - 2.5%
TNT N.V.	19,105	$547,823
United Parcel Service, Inc., “B”	8,170	526,230

		$1,074,053

Total Common Stocks		$42,234,785

MONEY MARKET FUNDS (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	81,365	$81,365

Total Investments		$42,316,150

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(43,460)

NET ASSETS - 100.0%		$42,272,690

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$42,234,785	$—	$—	$42,234,785
Mutual Funds	81,365	—	—	81,365

Total Investments	$42,316,150	$—	$—	$42,316,150

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $17,573,724 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$39,364,535

Gross unrealized appreciation	$6,382,616
Gross unrealized depreciation	(3,431,001)

Net unrealized appreciation (depreciation)	$2,951,615

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	493,239	1,206,900	(1,618,774)	81,365

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26	$81,365

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	42.9%
Switzerland	12.0%
France	11.1%
United Kingdom	9.3%
Germany	6.4%
Japan	5.8%
Netherlands	5.8%
Canada	1.6%
South Korea	1.3%
Other Countries	3.8%

4

MFS® High Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - 89.7%
Aerospace - 1.2%
BE Aerospace, Inc., 8.5%, 2018	$1,010,000	$1,078,175
Bombardier, Inc., 7.5%, 2018 (z)	850,000	886,125
Bombardier, Inc., 7.45%, 2034 (n)	250,000	230,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,465,000	1,131,713
Oshkosh Corp., 8.25%, 2017 (n)	160,000	165,200
Oshkosh Corp., 8.5%, 2020 (n)	555,000	574,425
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	485,000	497,125

		$4,562,763

Airlines - 0.9%
American Airlines Pass-Through Trust, 7.377%, 2019	$800,907	$664,753
Continental Airlines, Inc., 7.339%, 2014	1,898,000	1,850,550
Continental Airlines, Inc., 6.9%, 2018	152,835	147,485
Continental Airlines, Inc., 6.748%, 2018	84,884	81,913
Delta Air Lines, Inc., 7.711%, 2013	495,000	492,525

		$3,237,226

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$990,000	$1,024,650
Levi Strauss & Co., 9.75%, 2015	705,000	738,488

		$1,763,138

Asset Backed & Securitized - 0.9%
Airlie LCDO Ltd., CDO, FRN, 1%, 2011 (d)(z)	$717,713	$373,211
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.549%, 2038 (z)	604,583	24,183
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045 (z)	906,493	47,591
Babson Ltd., CLO, “D”, FRN, 1.751%, 2018 (n)	655,000	384,813
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	484,576	379,140
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	985,952	192,660
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	447,517	349,320
Crest Ltd., CDO, 7%, 2040	846,250	42,313
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (d)(z)	1,013,358	20,267
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.549%, 2050 (z)	502,022	10,040
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	684,337
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	750,000	240,995
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	750,000	212,621
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	408,000	282,606
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047	579,683	96,458
Wachovia Credit, CDO, FRN, 1.633%, 2026 (z)	372,000	14,880

		$3,369,935

Automotive - 2.8%
Allison Transmission, Inc., 11%, 2015 (n)	$1,395,000	$1,485,675
Allison Transmission, Inc., 12%, 2015 (n)(p)	609,500	650,641
Ford Motor Credit Co. LLC, 12%, 2015	5,443,000	6,502,706
Goodyear Tire & Rubber Co., 9%, 2015	1,415,000	1,460,988
Goodyear Tire & Rubber Co., 10.5%, 2016	210,000	226,800

		$10,326,810

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$1,050,000	$1,086,750

Broadcasting - 5.2%
Allbritton Communications Co., 7.75%, 2012	$1,590,000	$1,593,975
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)	1,517,829	681,379
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,410,000	1,466,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,425,000	3,647,625
Lamar Media Corp., 6.625%, 2015	1,460,000	1,418,025
Lamar Media Corp., “C”, 6.625%, 2015	345,000	331,631
LBI Media, Inc., 8.5%, 2017 (z)	645,000	554,700
LIN TV Corp., 6.5%, 2013	1,200,000	1,182,000
Local TV Finance LLC, 10%, 2015 (p)(z)	1,791,562	1,118,731
Newport Television LLC, 13%, 2017 (n)(p)	1,608,568	1,274,567
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,344,269	1,087,364
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	359,640
Salem Communications Corp., 9.625%, 2016	370,000	386,650
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	615,713
SIRIUS XM Radio, Inc., 8.75%, 2015 (z)	735,000	732,244
Univision Communications, Inc., 12%, 2014 (n)	705,000	771,975
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,006,130	1,718,585
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	3,815

		$18,945,019

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Brokerage & Asset Managers - 0.7%
Janus Capital Group, Inc., 6.95%, 2017		$1,655,000	$1,645,452
Nuveen Investments, Inc., 10.5%, 2015		920,000	892,400

			$2,537,852

Building - 2.2%
Associated Materials, Inc., 11.25%, 2014		$780,000	$802,425
Building Materials Holding Corp., 7%, 2020 (n)		740,000	749,250
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	660,000	918,181
Masco Corp., 7.125%, 2020		$520,000	525,293
Nortek, Inc., 11%, 2013		2,207,755	2,367,817
Owens Corning, 9%, 2019		1,780,000	2,097,564
Ply Gem Industries, Inc., 11.75%, 2013		730,000	770,150

			$8,230,680

Business Services - 2.1%
First Data Corp., 9.875%, 2015		$2,350,000	$2,026,875
First Data Corp., 11.25%, 2016		820,000	656,000
Iron Mountain, Inc., 6.625%, 2016		1,765,000	1,751,763
Iron Mountain, Inc., 8.375%, 2021		285,000	296,400
SunGard Data Systems, Inc., 9.125%, 2013		1,435,000	1,470,875
SunGard Data Systems, Inc., 10.25%, 2015		1,210,000	1,272,013
Terremark Worldwide, Inc., 12.25%, 2017 (n)		225,000	258,750

			$7,732,676

Cable TV - 3.6%
Cablevision Systems Corp., 8.625%, 2017 (n)		$440,000	$465,300
CCO Holdings LLC, 8.75%, 2013		3,145,000	3,223,625
Charter Communications, Inc., 10.875%, 2014 (n)		1,555,000	1,739,656
CSC Holdings, Inc., 8.5%, 2014 (n)		1,575,000	1,677,375
Mediacom LLC, 9.125%, 2019 (n)		1,065,000	1,098,281
Videotron LTEE, 6.875%, 2014		1,575,000	1,598,625
Virgin Media Finance PLC, 9.125%, 2016		2,025,000	2,151,563
Virgin Media Finance PLC, 9.5%, 2016		1,110,000	1,212,675

			$13,167,100

Chemicals - 2.8%
Ashland, Inc., 9.125%, 2017 (n)		$3,035,000	$3,399,200
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		1,245,000	1,226,325
Hexion Specialty Chemicals, Inc., 9.75%, 2014		975,000	994,500
Innophos Holdings, Inc., 8.875%, 2014		825,000	849,750
Lumena Resources Corp., 12%, 2014 (n)		957,000	848,121
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		1,240,000	1,401,200
Momentive Performance Materials, Inc., 11.5%, 2016		730,000	678,900
Solutia, Inc., 7.875%, 2020		780,000	789,750

			$10,187,746

Computer Software - Systems - 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$1,045,000	$1,076,350

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015 (n)		$150,000	$163,875
ACCO Brands Corp., 7.625%, 2015		525,000	491,531
Central Garden & Pet Co., 8.25%, 2018		750,000	760,313
Easton-Bell Sports, Inc., 9.75%, 2016 (z)		590,000	620,975
Jarden Corp., 7.5%, 2017		1,295,000	1,312,806
Libbey Glass, Inc., 10%, 2015 (n)		895,000	941,988
Visant Holding Corp., 8.75%, 2013		825,000	845,625

			$5,137,113

Consumer Services - 2.1%
Corrections Corp. of America, 7.75%, 2017		$650,000	$679,250
KAR Holdings, Inc., 10%, 2015		1,490,000	1,564,500
KAR Holdings, Inc., FRN, 4.248%, 2014		555,000	513,375
Realogy Corp., 10.5%, 2014		230,000	198,375
Service Corp. International, 7.375%, 2014		1,480,000	1,517,000
Service Corp. International, 7%, 2017		1,640,000	1,607,200
Ticketmaster Entertainment, Inc., 10.75%, 2016		1,310,000	1,460,650

			$7,540,350

Containers - 1.5%
Ball Corp., 6.75%, 2020		$395,000	$401,913
Crown Americas LLC, 7.625%, 2013		648,000	667,440
Graham Packaging Holdings Co., 9.875%, 2014		1,975,000	2,049,063
Greif, Inc., 6.75%, 2017		1,070,000	1,086,050
Owens-Brockway Glass Container, Inc., 8.25%, 2013		650,000	658,125
Owens-Illinois, Inc., 7.375%, 2016		100,000	105,000
Reynolds Group, 7.75%, 2016 (n)		475,000	488,063

			$5,455,654

Electronics - 0.8%
Flextronics International Ltd., 6.25%, 2014		$456,000	$461,700
Freescale Semiconductor, Inc., 8.875%, 2014		1,000,000	955,000
Freescale Semiconductor, Inc., 10.125%, 2018 (n)		535,000	575,794
Jabil Circuit, Inc., 7.75%, 2016		1,045,000	1,099,863

			$3,092,357

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.389%, 2012		$400,800	$359,923

Energy - Independent - 6.0%
Chaparral Energy, Inc., 8.875%, 2017		$1,445,000	$1,322,175
Chesapeake Energy Corp., 7%, 2014		614,000	622,443
Chesapeake Energy Corp., 9.5%, 2015		580,000	630,750
Chesapeake Energy Corp., 6.375%, 2015		1,100,000	1,080,750
Forest Oil Corp., 8.5%, 2014		235,000	247,925
Hilcorp Energy I LP, 9%, 2016 (n)		1,600,000	1,664,000
Linn Energy LLC, 8.625%, 2020 (z)		310,000	310,388
McMoRan Exploration Co., 11.875%, 2014		975,000	1,048,125
Newfield Exploration Co., 6.625%, 2014		795,000	816,863
Newfield Exploration Co., 6.625%, 2016		350,000	356,125
OPTI Canada, Inc., 8.25%, 2014		1,235,000	1,160,900
Penn Virginia Corp., 10.375%, 2016		1,430,000	1,551,550
Petrohawk Energy Corp., 10.5%, 2014		810,000	894,038
Pioneer Natural Resources Co., 6.875%, 2018		1,080,000	1,079,396
Pioneer Natural Resources Co., 7.5%, 2020		2,195,000	2,258,429
Plains Exploration & Production Co., 7%, 2017		2,145,000	2,112,825
Quicksilver Resources, Inc., 8.25%, 2015		1,025,000	1,045,500
Range Resources Corp., 8%, 2019		1,145,000	1,222,288
SandRidge Energy, Inc., 8%, 2018 (n)		1,450,000	1,377,500
Southwestern Energy Co., 7.5%, 2018		1,080,000	1,171,800

			$21,973,770

Entertainment - 1.3%
AMC Entertainment, Inc., 11%, 2016		$2,035,000	$2,185,081
AMC Entertainment, Inc., 8.75%, 2019		1,010,000	1,060,500
Cinemark USA, Inc., 8.625%, 2019		790,000	832,463
GWR Operating Partnership LLP, 10.875%, 2017 (z)		770,000	750,750

			$4,828,794

Financial Institutions - 3.7%
CIT Group, Inc., 7%, 2014		$1,345,000	$1,271,025
CIT Group, Inc., 7%, 2017		3,185,000	2,938,163
GMAC, Inc., 7%, 2012		395,000	401,913
GMAC, Inc., 6.75%, 2014		2,235,000	2,223,825
GMAC, Inc., 8%, 2031		2,984,000	2,849,720
International Lease Finance Corp., 5.625%, 2013		2,775,000	2,617,583
International Lease Finance Corp., 8.75%, 2017 (z)		670,000	685,432
Nationstar Mortgage LLC, 10.875%, 2015 (z)		475,000	458,375

			$13,446,036

Food & Beverages - 2.1%
ARAMARK Corp., 8.5%, 2015		$765,000	$782,213
Constellation Brands, Inc., 7.25%, 2016		550,000	565,125
Dean Foods Co., 7%, 2016		1,235,000	1,210,300
Del Monte Foods Co., 6.75%, 2015		1,425,000	1,467,750
Michael Foods, Inc., 8%, 2013		890,000	914,475
Pinnacle Foods Finance LLC, 9.25%, 2015		1,335,000	1,368,375
Smithfield Foods, Inc., 7.75%, 2017		555,000	545,288
TreeHouse Foods, Inc., 7.75%, 2018		825,000	855,938

			$7,709,464

Forest & Paper Products - 2.9%
Boise, Inc., 8%, 2020 (z)		$1,065,000	$1,065,000
Buckeye Technologies, Inc., 8.5%, 2013		1,110,000	1,134,975
Cascades, Inc., 7.75%, 2017 (n)		695,000	700,213
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,185,000	1,232,400
Georgia-Pacific Corp., 8%, 2024		2,050,000	2,173,000
Georgia-Pacific Corp., 7.25%, 2028		320,000	316,800
Graphic Packaging International Corp., 9.5%, 2013		1,000,000	1,025,000
Jefferson Smurfit Corp., 8.25%, 2012 (d)		405,000	360,450
JSG Funding PLC, 7.75%, 2015		215,000	210,700
Millar Western Forest Products Ltd., 7.75%, 2013		1,555,000	1,325,638
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,004,344

			$10,548,520

Gaming & Lodging - 5.1%
Ameristar Casinos, Inc., 9.25%, 2014		$1,175,000	$1,230,813
Boyd Gaming Corp., 6.75%, 2014		830,000	724,175
Firekeepers Development Authority, 13.875%, 2015 (n)		640,000	740,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2049 (d)(n)		1,190,000	13,388
Gaylord Entertainment Co., 6.75%, 2014		935,000	895,263
Harrah’s Operating Co., Inc., 11.25%, 2017		830,000	894,325
Harrah’s Operating Co., Inc., 10%, 2018		1,461,000	1,208,978
Harrah’s Operating Co., Inc., 10%, 2018		1,027,000	849,843
Host Hotels & Resorts, Inc., 6.75%, 2016		1,270,000	1,273,175

3

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Host Hotels & Resorts, Inc., 9%, 2017 (n)	$620,000	$669,600
MGM Mirage, 10.375%, 2014 (n)	195,000	214,988
MGM Mirage, 7.5%, 2016	1,275,000	1,061,438
MGM Mirage, 11.125%, 2017 (n)	485,000	545,625
MGM Mirage, 11.375%, 2018 (n)	1,495,000	1,442,675
MGM Mirage, 9%, 2020 (n)	630,000	648,900
Midwest Gaming, Inc., 11.625%, 2016 (z)	315,000	311,664
Penn National Gaming, Inc., 8.75%, 2019 (n)	1,085,000	1,101,275
Pinnacle Entertainment, Inc., 7.5%, 2015	870,000	752,550
Royal Caribbean Cruises Ltd., 7%, 2013	385,000	389,813
Royal Caribbean Cruises Ltd., 11.875%, 2015	1,260,000	1,483,650
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	580,000	581,450
Station Casinos, Inc., 6%, 2012 (d)	1,343,000	90,653
Station Casinos, Inc., 6.5%, 2014 (d)	2,175,000	2,719
Station Casinos, Inc., 6.875%, 2016 (d)	2,540,000	3,175
Station Casinos, Inc., 7.75%, 2016 (d)	472,000	34,220
Wyndham Worldwide Corp., 6%, 2016	1,380,000	1,367,089

		$18,532,244

Industrial - 1.2%
Altra Holdings, Inc., 8.125%, 2016 (n)	$710,000	$721,538
Aquilex Corp., 11.125%, 2016 (n)	275,000	295,625
Baldor Electric Co., 8.625%, 2017	1,785,000	1,887,638
Great Lakes Dredge & Dock Corp., 7.75%, 2013	860,000	867,525
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	725,000	750,375

		$4,522,701

Insurance - 1.0%
ING Groep N.V., 5.775% to 2015,
FRN to 2049	$2,250,000	$1,915,875
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,600,000	1,800,000

		$3,715,875

Insurance - Property & Casualty - 1.0%
Liberty Mutual Group, Inc.,
10.75% to 2038, FRN to 2088 (n)	$1,625,000	$1,820,000
USI Holdings Corp., 9.75%, 2015 (z)	1,075,000	1,015,875
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	980,000	935,900

		$3,771,775

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$940,000	$951,750
Rental Service Corp., 9.5%, 2014	1,330,000	1,316,700

		$2,268,450

Major Banks - 1.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$2,725,000	$2,780,399
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,165,000	2,308,107
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	530,000	376,300
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	655,000	548,563

		$6,013,369

Medical & Health Technology & Services - 7.6%
Biomet, Inc., 10%, 2017	$200,000	$220,500
Biomet, Inc., 11.625%, 2017	1,585,000	1,775,200
Community Health Systems, Inc., 8.875%, 2015	2,245,000	2,323,575
Cooper Cos., Inc., 7.125%, 2015	805,000	799,969
DaVita, Inc., 6.625%, 2013	476,000	478,975
DaVita, Inc., 7.25%, 2015	1,140,000	1,162,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	964,475
HCA, Inc., 6.375%, 2015	1,375,000	1,306,250
HCA, Inc., 9.25%, 2016	6,100,000	6,485,063
HCA, Inc., 8.5%, 2019 (n)	1,515,000	1,629,572
HealthSouth Corp., 8.125%, 2020	1,555,000	1,547,225
Psychiatric Solutions, Inc., 7.75%, 2015	415,000	422,781
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	605,000	616,344
Tenet Healthcare Corp., 9.25%, 2015	1,745,000	1,830,069
U.S. Oncology, Inc., 10.75%, 2014	1,285,000	1,336,400
United Surgical Partners International, Inc., 8.875%, 2017	315,000	326,813
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	512,325
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,280,000	1,273,600
Universal Hospital Services, Inc., FRN, 3.859%, 2015	310,000	264,275
Vanguard Health Systems, Inc., 8%, 2018 (z)	555,000	539,738
VWR Funding, Inc., 11.25%, 2015 (p)	1,932,937	2,048,913

		$27,864,862

Metals & Mining - 2.4%
Arch Western Finance LLC, 6.75%, 2013	$1,395,000	$1,400,231
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	860,000	877,200
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	860,000	881,500
CONSOL Energy, Inc., 8%, 2017 (z)	765,000	786,038
CONSOL Energy, Inc., 8.25%, 2020 (z)	510,000	524,025

4

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
FMG Finance Ltd., 10.625%, 2016 (n)	$1,200,000	$1,383,000
Peabody Energy Corp., 5.875%, 2016	765,000	761,175
Peabody Energy Corp., 7.375%, 2016	1,390,000	1,469,925
U.S. Steel Corp., 7.375%, 2020	780,000	781,950

		$8,865,044

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$1,695,000	$1,711,950
Ferrellgas Partners LP, 8.625%, 2020	640,000	640,000
Inergy LP, 6.875%, 2014	1,340,000	1,340,000

		$3,691,950

Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,545,000	$1,490,925
Atlas Pipeline Partners LP, 8.75%, 2018	940,000	907,100
Crosstex Energy, Inc., 8.875%, 2018 (n)	535,000	551,719
El Paso Corp., 8.25%, 2016	890,000	950,075
El Paso Corp., 7%, 2017	985,000	1,005,280
El Paso Corp., 7.75%, 2032	535,000	525,696
MarkWest Energy Partners LP, 6.875%, 2014	980,000	960,400
MarkWest Energy Partners LP, 8.75%, 2018	265,000	271,956

		$6,663,151

Network & Telecom - 2.0%
Cincinnati Bell, Inc., 8.75%, 2018	$1,255,000	$1,265,981
Citizens Communications Co., 9%, 2031	440,000	429,000
New Communications Holdings, Inc., 8.25%, 2017 (z)	295,000	300,163
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,319,175
Qwest Communications International, Inc., 8%, 2015 (n)	505,000	537,825
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,050,000	1,084,125
Qwest Corp., 8.375%, 2016	448,000	504,000
Windstream Corp., 8.625%, 2016	1,810,000	1,850,725

		$7,290,994

Oil Services - 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$1,125,000	$995,625
Basic Energy Services, Inc., 7.125%, 2016	410,000	356,700
Expro Finance Luxembourg, 8.5%, 2016 (n)	780,000	787,800
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	880,000	898,700
Pioneer Drilling Co., 9.875%, 2018 (z)	855,000	846,450
Trico Shipping A.S., 11.875%, 2014 (n)	340,000	324,700

		$4,209,975

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$785,000	$714,350

Other Banks & Diversified Financials - 0.8%
Capital One Financial Corp., 10.25%, 2039	$1,345,000	$1,593,401
LBG Capital No.1 PLC, 7.875%, 2020 (n)	770,000	693,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	585,000	625,950

		$2,912,351

Precious Metals & Minerals - 0.5%
Teck Resources Ltd., 10.25%, 2016	$300,000	$357,000
Teck Resources Ltd., 10.75%, 2019	1,225,000	1,500,625

		$1,857,625

Printing & Publishing - 1.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$86,301	$52,773
American Media Operations, Inc., 14%, 2013 (p)(z)	922,550	544,407
McClatchy Co., 11.5%, 2017 (n)	575,000	587,219
Nielsen Finance LLC, 10%, 2014	2,479,000	2,596,753
Nielsen Finance LLC, 11.5%, 2016	770,000	870,100
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	309,700
Tribune Co., 5.25%, 2015 (d)	845,000	270,400

		$5,231,352

Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,895,719

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$448,000

Retailers - 3.6%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$345,100
Dollar General Corp., 11.875%, 2017 (p)	539,000	627,935
Express Parent LLC, 8.75%, 2018 (z)	665,000	678,300
Limited Brands, Inc., 6.9%, 2017	760,000	775,200
Limited Brands, Inc., 6.95%, 2033	430,000	382,700
Macy’s, Inc., 5.75%, 2014	1,395,000	1,422,900
Macy’s, Inc., 5.9%, 2016	1,285,000	1,281,788
Macy’s, Inc., 6.375%, 2037	465,000	427,800
Neiman Marcus Group, Inc., 10.375%, 2015	1,655,000	1,708,788
QVC, Inc., 7.375%, 2020 (z)	870,000	874,350
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,727,650

5

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - continued
Toys “R” Us, Inc., 7.625%, 2011	$435,000	$450,225
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,260,000	1,404,900
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,175,000	1,219,063

		$13,326,699

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$982,000	$1,001,640

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$690,000	$698,625

Telecommunications - Wireless - 4.1%
Clearwire Corp., 12%, 2015 (z)	$350,000	$357,000
Cricket Communications, Inc., 7.75%, 2016	790,000	819,625
Crown Castle International Corp., 9%, 2015	1,495,000	1,618,338
Crown Castle International Corp., 7.75%, 2017 (n)	475,000	517,750
Crown Castle International Corp., 7.125%, 2019	1,190,000	1,204,875
Digicel Group Ltd., 12%, 2014 (n)	200,000	226,500
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,143,450
Digicel Group Ltd., 10.5%, 2018 (z)	360,000	373,500
Nextel Communications, Inc., 6.875%, 2013	1,085,000	1,057,875
NII Holdings, Inc., 10%, 2016 (n)	975,000	1,067,625
SBA Communications Corp., 8%, 2016 (n)	390,000	410,475
SBA Communications Corp., 8.25%, 2019 (n)	330,000	351,450
Sprint Nextel Corp., 8.375%, 2017	1,455,000	1,462,275
Sprint Nextel Corp., 8.75%, 2032	2,335,000	2,165,713
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,985,000	2,143,800

		$14,920,251

Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$1,205,000	$1,205,000

Tobacco - 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$960,000	$1,003,200

Transportation - Services - 0.9%
Commercial Barge Line Co., 12.5%, 2017	$1,195,000	$1,256,244
Hertz Corp., 8.875%, 2014	1,870,000	1,921,425

		$3,177,669

Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$2,805,000	$2,847,075
Calpine Corp., 8%, 2016 (n)	1,580,000	1,615,550
Dynegy Holdings, Inc., 7.5%, 2015	1,145,000	950,350
Dynegy Holdings, Inc., 7.5%, 2015 (n)	745,000	614,625
Dynegy Holdings, Inc., 7.75%, 2019	1,085,000	819,175
Edison Mission Energy, 7%, 2017	2,540,000	1,771,650
Energy Future Holdings Corp., 10%, 2020 (n)	1,040,000	1,084,200
Mirant North America LLC, 7.375%, 2013	405,000	403,988
NRG Energy, Inc., 7.375%, 2016	2,850,000	2,828,625
Texas Competitive Electric Holdings LLC, 10.25%, 2015	5,420,000	3,766,900

		$16,702,138

Total Bonds		$328,821,035

FLOATING RATE LOANS (g)(r) - 3.7%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$589,258	$578,455

Automotive - 1.4%
Accuride Corp., Term Loan, 9.75%, 2012	$148,718	$148,656
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	1,231,832	1,138,305
Ford Motor Co., Term Loan , 3.25%, 2013	3,872,588	3,734,627

		$5,021,588

Broadcasting - 0.6%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$558,140	$537,606
Local TV Finance LLC, Term Loan B, 2.3%, 2013	100,928	89,406
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	445,189	388,428
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,193,855	1,041,638

		$2,057,078

Chemicals - 0.8%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$187,248	$193,653
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2010	689,755	733,209
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014	47,113	36,748
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2013	103,698	80,885
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014	135,257	105,500
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014	135,257	105,500
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014	135,257	105,500
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014	176,674	137,806
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014	336,613	262,558

6

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Chemicals - continued
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014			$586,918	$457,796
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014			586,918	457,796
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014			586,918	457,796

				$3,134,747

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.51%, 2014 (d)			$1,652,646	$107,422

Printing & Publishing - 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)			$1,576,410	$979,739

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013			$522,554	$496,507

Utilities - Electric Power - 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.73%, 2014			$1,326,623	$1,075,295

Total Floating Rate Loans				$13,450,831

COMMON STOCKS - 0.7%
Automotive - 0.1%
Accuride Corp. (a)			163,927	$215,564
Oxford Automotive, Inc. (a)			82	0

				$215,564

Broadcasting - 0.1%
Dex One Corp. (a)			14,655	$409,168
Supermedia, Inc. (a)			1,010	41,309

				$450,477

Cable TV - 0.1%
Cablevision Systems Corp., “A”			14,100	$340,374

Construction - 0.2%
Nortek, Inc. (a)			18,995	$759,800

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.			13,200	$240,504
Pinnacle Entertainment, Inc. (a)			36,000	350,640

				$591,144

Printing & Publishing - 0.0%
American Media, Inc. (a)			15,806	$45,362
Golden Books Family Entertainment, Inc. (a)			2,125	0
World Color Press, Inc. (a)			5,010	59,870

				$105,232

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			676	$16,900

Total Common Stocks				$2,479,491

PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
GMAC, Inc., 7% (z)			1,289	$982,540

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	10/08/09	$2,840	$14,910
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	10/08/09	2,840	8,520

Total Warrants				$23,430

CONVERTIBLE BONDS - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020			$234,181	$528,141

Total Convertible Bonds				$528,141

MONEY MARKET FUNDS (v) - 3.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			13,887,351	$13,887,351

Total Investments				$360,172,819

OTHER ASSETS, LESS LIABILITIES - 1.7%				6,287,457

NET ASSETS - 100.0%				$366,460,276

7

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,745,680, representing 20.1% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045	9/21/04	$790,504	$47,591
Airlie LCDO Ltd., CDO, FRN, 1%, 2011	10/13/06	717,713	373,211
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	60,221	52,773
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	559,689	544,407
Anthracite Ltd., CDO, 6%, 2037	5/14/02	251,788	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.549%, 2038	12/20/05	604,583	24,183
Boise, Inc., 8%, 2020	3/09/10 - 3/23/10	1,061,734	1,065,000
Bombardier, Inc., 7.5%, 2018	3/15/10 - 3/17/10	861,050	886,125
Bonten Media Acquisition Co., 9.75%, 2015	5/22/07 - 11/15/09	1,521,355	681,379
CONSOL Energy, Inc., 8%, 2017	3/25/10	765,000	786,038
CONSOL Energy, Inc., 8.25%, 2020	3/25/10	510,000	524,025
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	947,962	20,267
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.549%, 2050	4/12/06	502,022	10,040
Clearwire Corp., 12%, 2015	3/08/10	354,375	357,000
Digicel Group Ltd., 10.5%, 2018	3/23/10	374,400	373,500
Easton-Bell Sports, Inc., 9.75%, 2016	3/23/10	622,450	620,975
Express Parent LLC, 8.75%, 2018	3/02/10 - 3/03/10	663,793	678,300
GMAC, Inc., 7% (Preferred Stock)	12/26/08 - 3/12/10	976,443	982,540
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10	741,552	750,750
International Lease Finance Corp., 8.75%, 2017	3/17/10	653,124	685,432
LBI Media, Inc., 8.5%, 2017	7/18/07	634,358	554,700
Linn Energy LLC, 8.625%, 2020	3/30/10	302,411	310,388
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	1,735,515	1,118,731
Midwest Gaming, Inc., 11.625%, 2016	3/31/10	311,664	311,664
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	461,757	458,375
New Communications Holdings, Inc., 8.25%, 2017	3/26/10	295,000	300,163
Pioneer Drilling Co., 9.875%, 2018	3/04/10 - 3/16/10	830,325	846,450
QVC, Inc., 7.375%, 2020	3/17/10 - 3/26/10	872,663	874,350
SIRIUS XM Radio, Inc., 8.75%, 2015	3/12/10	735,000	732,244
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,087,194	1,015,875
Vanguard Health Systems, Inc., 8%, 2018	3/01/10 - 3/02/10	550,550	539,738
Wachovia Credit, CDO, FRN, 1.633%, 2026	6/08/06	372,000	14,880

Total Restricted Securities			$16,555,594
% of Net Assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS High Income Series

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Income Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

10

MFS High Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,597,559	$1,759,240	$45,362	$3,402,161
Canada	83,300	—	—	83,300
Non-U.S. Sovereign Debt	—	359,923	—	359,923
Corporate Bonds	—	288,650,469		288,650,469
Residential Mortgage-Backed Securities	—	24,183	—	24,183
Commercial Mortgage-Backed Securities	—	2,438,138	—	2,438,138
Asset-Backed Securities (including CDOs)	—	534,403	373,211	907,614
Foreign Bonds	—	36,968,849	—	36,968,849
Floating Rate Loans	—	13,450,831	—	13,450,831
Mutual Funds	13,887,351	—	—	13,887,351

Total Investments	$15,568,210	$344,186,036	$418,573	$360,172,819

Other Financial Instruments
Forward Currency Contracts	$—	$20,700	$—	$20,700

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities
Balance as of 12/31/09	$45,362	$349,798
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	19,574
Net purchases (sales)	—	3,839
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/10	$45,362	$373,211

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $19,574.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$360,938,040

Gross unrealized appreciation	$22,207,995
Gross unrealized depreciation	(22,973,216)

Net unrealized appreciation (depreciation)	$(765,221)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	1,317,261	6/14/10	$1,799,938	$1,779,238	$20,700

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,280,113	51,110,570	(43,503,332)	13,887,351

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,980	$13,887,351

12

MFS INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.8%
Aerospace - 2.6%
Precision Castparts Corp.	15,570	$1,972,871
United Technologies Corp.	154,620	11,381,578

		$13,354,449

Alcoholic Beverages - 1.4%
Companhia de Bebidas das Americas, ADR	30,020	$2,751,633
Diageo PLC	251,850	4,226,934

		$6,978,567

Apparel Manufacturers - 3.4%
LVMH Moet Hennessy Louis Vuitton S.A.	34,800	$4,067,608
NIKE, Inc., “B”	177,340	13,034,490

		$17,102,098

Biotechnology - 0.4%
Genzyme Corp. (a)	37,850	$1,961,766

Broadcasting - 0.3%
Omnicom Group, Inc.	42,300	$1,641,663

Brokerage & Asset Managers - 4.1%
Charles Schwab Corp.	518,620	$9,693,008
CME Group, Inc.	23,100	7,302,141
Franklin Resources, Inc.	37,700	4,180,930

		$21,176,079

Business Services - 12.5%
Accenture Ltd., “A”	378,870	$15,893,597
Automatic Data Processing, Inc.	91,360	4,062,779
Dun & Bradstreet Corp.	141,760	10,549,779
Fidelity National Information Services, Inc.	153,830	3,605,775
MasterCard, Inc., “A”	74,580	18,943,320
Verisk Analytics, Inc., “A” (a)	132,970	3,749,754
Visa, Inc., “A”	27,310	2,486,029
Western Union Co.	274,930	4,662,813

		$63,953,846

Cable TV - 0.5%
DIRECTV Group, Inc., “A” (a)	71,100	$2,403,891

Chemicals - 0.4%
Monsanto Co.	32,420	$2,315,436

Computer Software - 4.6%
Oracle Corp.	913,370	$23,464,475

Computer Software - Systems - 6.9%
Apple, Inc. (a)	44,230	$10,390,954
EMC Corp. (a)	238,790	4,307,772
Hewlett-Packard Co.	247,430	13,150,905
International Business Machines Corp.	56,250	7,214,063

		$35,063,694

Consumer Products - 7.3%
Church & Dwight Co., Inc.	140,860	$9,430,577
Colgate-Palmolive Co.	142,000	12,106,920
Procter & Gamble Co.	245,963	15,562,079

		$37,099,576

Electrical Equipment - 3.8%
Danaher Corp.	192,160	$15,355,506
Rockwell Automation, Inc.	34,420	1,939,911
W.W. Grainger, Inc.	18,050	1,951,566

		$19,246,983

Electronics - 4.1%
Microchip Technology, Inc.	194,710	$5,483,034
National Semiconductor Corp.	114,850	1,659,583
Samsung Electronics Co. Ltd., GDR	13,819	5,078,483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	812,696	8,525,181

		$20,746,281

Energy - Integrated - 2.4%
Chevron Corp.	68,240	$5,174,639
Exxon Mobil Corp.	64,550	4,323,559
Hess Corp.	41,810	2,615,216

		$12,113,414

Food & Beverages - 5.7%
Groupe Danone	76,706	$4,620,694
Mead Johnson Nutrition Co., “A”	98,570	5,128,597
Nestle S.A.	73,322	3,755,110
PepsiCo, Inc.	234,470	15,512,535

		$29,016,936

Food & Drug Stores - 0.6%
CVS Caremark Corp.	90,133	$3,295,262

Gaming & Lodging - 0.4%
Starwood Hotels & Resorts
Worldwide, Inc.	44,650	$2,082,476

General Merchandise - 1.2%
Target Corp.	113,350	$5,962,210

Internet - 3.7%
eBay, Inc. (a)	107,990	$2,910,331
Google, Inc., “A” (a)	28,170	15,972,672

		$18,883,003

Major Banks - 3.8%
Bank of New York Mellon Corp.	262,348	$8,101,306
State Street Corp.	249,420	11,258,819

		$19,360,125

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	33,980	$2,193,749
Patterson Cos., Inc.	202,980	6,302,529
VCA Antech, Inc. (a)	104,520	2,929,696

		$11,425,974

Medical Equipment - 10.6%
Becton, Dickinson & Co.	56,880	$4,478,162
DENTSPLY International, Inc.	296,170	10,321,525
Medtronic, Inc.	183,530	8,264,356
St. Jude Medical, Inc. (a)	140,850	5,781,893

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Synthes, Inc.	37,710	$4,706,597
Thermo Fisher Scientific, Inc. (a)	219,130	11,272,047
Waters Corp. (a)	135,830	9,173,958

		$53,998,538

Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	35,610	$2,860,195

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	885,740	$23,055,812

Oil Services - 1.6%
Schlumberger Ltd.	127,250	$8,075,285

Pharmaceuticals - 4.8%
Abbott Laboratories	126,340	$6,655,591
Allergan, Inc.	77,180	5,041,398
Johnson & Johnson	196,450	12,808,540

		$24,505,529

Printing & Publishing - 1.0%
MSCI, Inc., “A” (a)	143,000	$5,162,300

Specialty Chemicals - 1.3%
Praxair, Inc.	81,270	$6,745,410

Specialty Stores - 1.1%
Staples, Inc.	235,515	$5,508,696

Total Common Stocks		$498,559,969

MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	10,943,281	$10,943,281

Total Investments		$509,503,250

OTHER ASSETS, LESS LIABILITIES - 0.0%		123,526

NET ASSETS - 100.0%		$509,626,776

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$498,559,969	$—	$—	$498,559,969
Mutual Funds	10,943,281	—	—	10,943,281

Total Investments	$509,503,250	$—	$—	$509,503,250

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$440,746,603

Gross unrealized appreciation	$76,427,662
Gross unrealized depreciation	(7,671,015)

Net unrealized appreciation (depreciation)	$68,756,647

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,930,477	17,037,515	(20,024,711)	10,943,281

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,996	$10,943,281

4

MFS® INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 3.3%
Lockheed Martin Corp.	110,250	$9,175,000
United Technologies Corp.	177,540	13,068,719

		$22,243,719

Alcoholic Beverages - 2.1%
Diageo PLC	437,620	$7,344,813
Heineken N.V.	134,160	6,894,784

		$14,239,597

Apparel Manufacturers - 1.7%
NIKE, Inc., “B”	158,430	$11,644,605

Automotive - 0.5%
Bayerische Motoren Werke AG	79,490	$3,669,674

Biotechnology - 1.8%
Genzyme Corp. (a)	134,280	$6,959,732
Gilead Sciences, Inc. (a)	115,740	5,263,855

		$12,223,587

Broadcasting - 2.1%
Walt Disney Co.	417,210	$14,564,801

Brokerage & Asset Managers - 1.6%
Charles Schwab Corp.	281,760	$5,266,094
Franklin Resources, Inc.	50,940	5,649,246

		$10,915,340

Business Services - 3.9%
Accenture Ltd., “A”	140,130	$5,878,454
Amdocs Ltd. (a)	167,210	5,034,693
MasterCard, Inc., “A”	33,480	8,503,920
Visa, Inc., “A”	79,330	7,221,410

		$26,638,477

Chemicals - 1.9%
3M Co.	99,250	$8,294,323
Monsanto Co.	66,770	4,768,713

		$13,063,036

Computer Software - 3.4%
Adobe Systems, Inc. (a)	75,010	$2,653,104
Oracle Corp.	636,950	16,363,246
VeriSign, Inc. (a)	167,210	4,349,132

		$23,365,482

Computer Software - Systems - 7.0%
Apple, Inc. (a)	60,420	$14,194,471
Dell, Inc. (a)	220,220	3,305,502
EMC Corp. (a)	611,130	11,024,785
Hewlett-Packard Co.	300,500	15,971,575
International Business Machines Corp.	25,090	3,217,793

		$47,714,126

Construction - 1.0%
Sherwin-Williams Co.	98,050	$6,636,024

Consumer Products - 4.4%
Colgate-Palmolive Co.	76,510	$6,523,243
Procter & Gamble Co.	248,030	15,692,858
Reckitt Benckiser Group PLC	139,800	7,673,334

		$29,889,435

Electrical Equipment - 2.0%
Danaher Corp.	140,160	$11,200,186
Rockwell Automation, Inc.	46,720	2,633,139

		$13,833,325

Electronics - 4.0%
Intel Corp.	625,630	$13,926,524
Microchip Technology, Inc.	148,300	4,176,128
Samsung Electronics Co. Ltd., GDR	23,937	8,796,848

		$26,899,500

Energy - Independent - 2.7%
EOG Resources, Inc.	43,610	$4,053,113
Noble Energy, Inc.	77,840	5,682,320
Occidental Petroleum Corp.	103,030	8,710,156

		$18,445,589

Energy - Integrated - 3.6%
Chevron Corp.	148,870	$11,288,812
Exxon Mobil Corp.	87,200	5,840,656
Hess Corp.	121,950	7,627,973

		$24,757,441

Food & Beverages - 3.1%
General Mills, Inc.	59,530	$4,214,129
Nestle S.A.	161,869	8,289,953
PepsiCo, Inc.	133,841	8,854,921

		$21,359,003

Gaming & Lodging - 2.0%
Carnival Corp.	136,270	$5,298,178
International Game Technology	138,600	2,557,170
Ladbrokes PLC	725,142	1,749,640
Starwood Hotels & Resorts Worldwide, Inc.	90,760	4,233,046

		$13,838,034

General Merchandise - 2.6%
Kohl’s Corp. (a)	85,520	$4,684,786
Target Corp.	241,620	12,709,212

		$17,393,998

Insurance - 2.5%
Aflac, Inc.	134,540	$7,304,177
MetLife, Inc.	97,390	4,220,883
Travelers Cos., Inc.	107,450	5,795,853

		$17,320,913

Internet - 2.1%
Google, Inc., “A” (a)	24,900	$14,118,549

Major Banks - 12.0%
Bank of America Corp.	907,880	$16,205,658
Bank of New York Mellon Corp.	343,703	10,613,549
Goldman Sachs Group, Inc.	54,390	9,280,566
JPMorgan Chase & Co.	402,080	17,993,080
State Street Corp.	223,720	10,098,721

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
SunTrust Banks, Inc.	180,370	$4,832,112
Wells Fargo & Co.	401,630	12,498,726

		$81,522,412

Medical Equipment - 4.9%
Baxter International, Inc.	88,470	$5,148,954
Becton, Dickinson & Co.	93,570	7,366,766
Medtronic, Inc.	297,730	13,406,782
St. Jude Medical, Inc. (a)	176,940	7,263,387

		$33,185,889

Natural Gas - Distribution - 1.0%
Questar Corp.	151,080	$6,526,656

Network & Telecom - 2.5%
Cisco Systems, Inc.	643,712	$16,755,823

Oil Services - 2.8%
Halliburton Co.	200,800	$6,050,104
National Oilwell Varco, Inc.	108,740	4,412,669
Noble Corp.	116,670	4,879,139
Schlumberger Ltd.	55,200	3,502,992

		$18,844,904

Other Banks & Diversified Financials - 0.9%
American Express Co.	152,030	$6,272,758

Pharmaceuticals - 6.5%
Abbott Laboratories	274,980	$14,485,946
Johnson & Johnson	237,766	15,502,343
Roche Holding AG	31,910	5,175,085
Teva Pharmaceutical Industries Ltd., ADR	140,370	8,854,540

		$44,017,914

Specialty Chemicals - 2.0%
Linde AG	70,830	$8,451,185
Praxair, Inc.	64,890	5,385,870

		$13,837,055

Specialty Stores - 1.8%
Nordstrom, Inc.	121,450	$4,961,233
Staples, Inc.	326,045	7,626,193

		$12,587,426

Telephone Services - 1.8%
American Tower Corp., “A” (a)	110,690	$4,716,501
AT&T, Inc. (s)	291,630	7,535,719

		$12,252,220

Tobacco - 1.5%
Philip Morris International, Inc.	197,850	$10,319,856

Trucking - 0.5%
Expeditors International of Washington, Inc.	89,860	$3,317,631

Utilities - Electric Power - 1.8%
Alliant Energy Corp.	122,510	$4,074,683
American Electric Power Co., Inc.	94,220	3,220,440
Wisconsin Energy Corp.	100,050	4,943,471

		$12,238,594

Total Common Stocks		$676,453,393

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market
Portfolio, 0.17%, at Net Asset Value	5,020,613	$5,020,613

Total Investments		$681,474,006

OTHER ASSETS, LESS LIABILITIES - 0.0%		65,185

NET ASSETS - 100.0%		$681,539,191

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $167,960. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$676,453,393	$—	$—	$676,453,393
Mutual Funds	5,020,613	—	—	5,020,613
Total Investments	$681,474,006	$—	$—	$681,474,006

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$612,510,366

Gross unrealized appreciation	$99,253,347
Gross unrealized depreciation	(30,289,707)

Net unrealized appreciation (depreciation)	$68,963,640

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Trust Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	799,317	41,147,792	(36,926,496)	5,020,613

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,459	$5,020,613

4

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%
Aerospace - 1.9%
Goodrich Corp.	29,030	$2,047,188
Rockwell Collins, Inc.	13,140	822,433

		$2,869,621

Airlines - 0.8%
Copa Holdings S.A., “A”	19,550	$1,188,640

Automotive - 0.2%
Harman International Industries, Inc. (a)	7,820	$365,820

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	24,940	$1,355,988
Gen-Probe, Inc. (a)	7,900	395,000
Human Genome Sciences, Inc. (a)	17,260	521,252

		$2,272,240

Broadcasting - 1.4%
Discovery Communications, Inc., “A” (a)	52,680	$1,780,057
Scripps Networks Interactive Inc., ‘A”	6,310	279,849

		$2,059,906

Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	22,380	$1,768,020
BM&F Bovespa S.A.	106,300	719,685
Evercore Partners, Inc.	20,160	604,800
GFI Group, Inc.	93,910	542,800
IntercontinentalExchange, Inc. (a)	4,100	459,938
Lazard Ltd.	11,120	396,984

		$4,492,227

Business Services - 7.1%
Amdocs Ltd. (a)	32,520	$979,177
Cognizant Technology Solutions Corp., “A” (a)	30,390	1,549,282
Concur Technologies, Inc. (a)	29,530	1,211,025
Constant Contact, Inc. (a)	21,840	507,125
CoStar Group, Inc. (a)	31,270	1,298,330
Fidelity National Information Services, Inc.	29,600	693,824
MasterCard, Inc., “A”	9,210	2,339,340
Verisk Analytics, Inc., “A” (a)	47,230	1,331,886
Visa, Inc., “A”	8,810	801,974

		$10,711,963

Chemicals - 0.3%
Celanese Corp.	15,550	$495,268

Computer Software - 8.7%
Adobe Systems, Inc. (a)	61,740	$2,183,744
Akamai Technologies, Inc. (a)	53,620	1,684,204
Autodesk, Inc. (a)	37,940	1,116,195
Autonomy Corp. PLC (a)	25,280	699,346
Blackboard, Inc. (a)	8,640	359,942
Citrix Systems, Inc. (a)	40,730	1,933,453
MicroStrategy, Inc., “A” (a)	14,690	1,249,678
Parametric Technology Corp. (a)	121,560	2,194,158
SuccessFactors, Inc. (a)	24,650	469,336
VeriSign, Inc. (a)(s)	51,720	1,345,237

		$13,235,293

Computer Software - Systems - 1.4%
MICROS Systems, Inc. (a)	63,460	$2,086,565

Construction - 1.6%
NVR, Inc. (a)	730	$530,345
Sherwin-Williams Co.	16,830	1,139,054
Stanley Black & Decker, Inc.	14,548	835,201

		$2,504,600

Consumer Products - 1.5%
Church & Dwight Co., Inc.	24,270	$1,624,877
Natura Cosmeticos S.A.	34,010	690,393

		$2,315,270

Consumer Services - 6.1%
Anhanguera Educacional
Participacoes S.A., IEU (a)	33,700	$488,724
Capella Education Co. (a)	18,550	1,722,182
Ctrip.com International Ltd., ADR (a)	29,790	1,167,768
DeVry, Inc.	28,320	1,846,464
Monster Worldwide, Inc. (a)	47,180	783,660
Priceline.com, Inc. (a)	3,130	798,150
Sotheby’s	34,200	1,063,278
Strayer Education, Inc. (l)	5,600	1,363,712

		$9,233,938

Containers - 0.9%
AptarGroup, Inc.	7,310	$287,649
Owens-Illinois, Inc. (a)	32,330	1,149,008

		$1,436,657

Electrical Equipment - 4.7%
AMETEK, Inc.	47,000	$1,948,620
Baldor Electric Co.	24,320	909,568
Danaher Corp.	16,080	1,284,953
Mettler-Toledo International, Inc. (a)	7,750	846,300
Rockwell Automation, Inc.	18,070	1,018,425
Sensata Technologies Holding B.V. (a)	15,750	282,870
Tyco Electronics Ltd.	32,760	900,245

		$7,190,981

Electronics - 3.9%
Dolby Laboratories, Inc., “A” (a)	20,030	$1,175,160
Hittite Microwave Corp. (a)	21,830	959,865
Linear Technology Corp.	40,100	1,134,028
Microchip Technology, Inc.	47,760	1,344,922
PMC-Sierra, Inc. (a)	56,990	508,351
Silicon Laboratories, Inc. (a)	16,000	762,720

		$5,885,046

Energy - Independent - 2.3%
Concho Resources, Inc. (a)	11,980	$603,313
Newfield Exploration Co. (a)	26,320	1,369,956
Plains Exploration & Production Co. (a)	15,260	457,647
Ultra Petroleum Corp. (a)	23,980	1,118,187

		$3,549,103

Entertainment - 1.7%
DreamWorks Animation, Inc., “A” (a)	37,680	$1,484,215

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - continued
TiVo, Inc. (a)	60,800	$1,040,896

		$2,525,111

Food & Beverages - 2.9%
Flowers Foods, Inc.	25,580	$632,849
J.M. Smucker Co.	30,750	1,852,995
Mead Johnson Nutrition Co., “A”	35,910	1,868,397

		$4,354,241

Gaming & Lodging - 4.2%
International Game Technology	97,700	$1,802,565
Las Vegas Sands Corp. (a)	38,660	817,659
Royal Caribbean Cruises Ltd. (a)	55,100	1,817,749
Starwood Hotels & Resorts Worldwide, Inc.	40,570	1,892,185

		$6,330,158

General Merchandise - 0.8%
Dollar General Corp. (a)	46,810	$1,181,953

Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.	9,540	$427,869
Aspen Insurance Holdings Ltd.	31,470	907,595

		$1,335,464

Leisure & Toys - 0.7%
Hasbro, Inc.	9,920	$379,738
THQ, Inc. (a)	93,200	653,332

		$1,033,070

Machinery & Tools - 2.7%
Bucyrus International, Inc.	13,290	$877,007
Flowserve Corp.	12,460	1,373,964
Kennametal, Inc.	42,900	1,206,348
Ritchie Bros. Auctioneers, Inc.	30,150	649,130

		$4,106,449

Major Banks - 0.7%
KeyCorp	57,400	$444,850
Regions Financial Corp.	78,490	616,147

		$1,060,997

Medical & Health Technology & Services - 7.7%
athenahealth, Inc. (a)	13,380	$489,173
Cerner Corp. (a)	15,670	1,332,890
DaVita, Inc. (a)	15,430	978,262
Diagnosticos da America S.A.	82,500	723,705
Express Scripts, Inc. (a)	20,120	2,047,411
IDEXX Laboratories, Inc. (a)	26,550	1,527,953
Lincare Holdings, Inc. (a)	26,510	1,189,769
MedAssets, Inc. (a)	35,980	755,580
Medco Health Solutions, Inc. (a)	6,980	450,629
MEDNAX, Inc. (a)	14,480	842,591
Patterson Cos., Inc.	42,120	1,307,826

		$11,645,789

Medical Equipment - 4.0%
C.R. Bard, Inc.	11,660	$1,009,989
DENTSPLY International, Inc.	37,630	1,311,406
Edwards Lifesciences Corp. (a)	12,230	1,209,302
Intuitive Surgical, Inc. (a)	1,660	577,896
Masimo Corp.	14,290	379,400
ResMed, Inc. (a)	7,190	457,644
Synthes, Inc.	4,780	596,593
Thoratec Corp. (a)	13,480	450,906

		$5,993,136

Metals & Mining - 0.3%
Steel Dynamics, Inc.	26,230	$458,238

Natural Gas - Distribution - 0.5%
EQT Corp.	9,080	$372,280
Questar Corp.	9,800	423,360

		$795,640

Network & Telecom - 1.3%
Acme Packet, Inc. (a)	24,100	$464,648
Fortinet, Inc. (a)	31,020	545,332
Tellabs, Inc.	118,380	896,137

		$1,906,117

Oil Services - 4.1%
Cameron International Corp. (a)	41,930	$1,797,120
Dresser-Rand Group, Inc. (a)	30,470	957,367
Dril-Quip, Inc. (a)	7,630	464,209
Oceaneering International, Inc. (a)	28,140	1,786,609
Smith International, Inc.	30,080	1,288,026

		$6,293,331

Other Banks & Diversified Financials - 1.7%
Associated Banc-Corp.	41,180	$568,284
Cathay General Bancorp, Inc.	25,500	297,075
Marshall & Ilsley Corp.	66,140	532,427
Ocwen Financial Corp. (a)	28,210	312,849
People’s United Financial, Inc.	19,360	302,790
TCF Financial Corp.	37,340	595,200

		$2,608,625

Pharmaceuticals - 0.2%
Inverness Medical Innovations, Inc. (a)	6,620	$257,849

Precious Metals & Minerals - 1.2%
Teck Resources Ltd., “B” (a)	42,710	$1,860,448

Printing & Publishing - 2.5%
Lamar Advertising Co., “A” (a)	6,470	$222,245
Moody’s Corp.	35,180	1,046,605
MSCI, Inc., “A” (a)	49,040	1,770,344
VistaPrint Ltd. (a)	12,610	721,923

		$3,761,117

Restaurants - 0.8%
P.F. Chang’s China Bistro, Inc. (a)	26,840	$1,184,449

Specialty Chemicals - 0.6%
Albemarle Corp.	19,860	$846,632

Specialty Stores - 6.1%
Abercrombie & Fitch Co., “A”	45,840	$2,092,138
Advance Auto Parts, Inc.	12,110	507,651

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
Dick's Sporting Goods, Inc. (a)	45,070	$1,176,778
Limited Brands, Inc.	62,580	1,540,720
Ross Stores, Inc.	26,710	1,428,184
Staples, Inc.	59,490	1,391,471
Tiffany & Co.	22,490	1,068,050

		$9,204,992

Telephone Services - 1.4%
American Tower Corp., “A” (a)	50,620	$2,156,918

Trucking - 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	6,090	$323,075
Expeditors International of Washington, Inc.	35,680	1,317,306
J.B. Hunt Transport Services, Inc.	17,430	625,388
Landstar System, Inc.	36,810	1,545,284
Old Dominion Freight Lines, Inc. (a)	9,590	320,210

		$4,131,263

Total Common Stocks		$146,925,125

MONEY MARKET FUNDS (v) - 3.1%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	4,738,151	$4,738,151

COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,177,706	$1,177,706

Total Investments		$152,840,982

OTHER ASSETS, LESS LIABILITIES - (0.9)%		(1,329,614)

NET ASSETS - 100.0%		$151,511,368

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $170,886. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$146,925,125	$—	$—	$146,925,125
Mutual Funds	5,915,857	—	—	5,915,857

Total Investments	$152,840,982	$—	$—	$152,840,982

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$122,181,125

Gross unrealized appreciation	$31,589,269
Gross unrealized depreciation	(929,412)

Net unrealized appreciation (depreciation)	$30,659,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,657,594	10,555,318	(9,474,761)	4,738,151

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,672	$4,738,151

5

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Apparel Manufacturers - 0.3%
Stella International Holdings	1,131,500	$2,314,215

Biotechnology - 2.3%
Gen-Probe, Inc. (a)	215,890	$10,794,500
Human Genome Sciences, Inc. (a)	155,220	4,687,644

		$15,482,144

Brokerage & Asset Managers - 0.7%
Penson Worldwide, Inc. (a)	429,280	$4,322,850
Thomas Weisel Partners Group (a)	185,130	725,710

		$5,048,560

Business Services - 5.1%
Concur Technologies, Inc. (a)	155,080	$6,359,831
Constant Contact, Inc. (a)	320,002	7,430,446
CoStar Group, Inc. (a)	279,070	11,586,986
Redecard S.A.	219,100	4,053,415
Ultimate Software Group, Inc. (a)	163,230	5,378,429

		$34,809,107

Chemicals - 1.0%
Intrepid Potash, Inc. (a)	219,840	$6,667,747

Computer Software - 6.3%
ArcSight, Inc. (a)	124,400	$3,501,860
Ariba, Inc. (a)	320,930	4,123,951
Autonomy Corp. PLC (a)	260,070	7,194,578
Blackboard, Inc. (a)	199,740	8,321,168
Nuance Communications, Inc. (a)	377,554	6,282,499
Salesforce.com, Inc. (a)	46,630	3,471,604
SolarWinds, Inc. (a)	200,760	4,348,462
SuccessFactors, Inc. (a)	305,910	5,824,526

		$43,068,648

Computer Software - Systems - 2.9%
Compellent Technologies, Inc. (a)	295,520	$5,186,376
MICROS Systems, Inc. (a)	276,020	9,075,538
PROS Holdings, Inc. (a)	556,360	5,496,837

		$19,758,751

Consumer Products - 1.6%
Colgate-Palmolive (India) Ltd.	221,090	$3,325,584
Dabur India Ltd.	582,730	2,061,199
Hengan International Group Co. Ltd.	313,000	2,334,121
Natura Cosmeticos S.A.	173,490	3,521,798

		$11,242,702

Consumer Services - 3.5%
Anhanguera Educacional
Participacoes S.A., IEU (a)	470,200	$6,818,938
Archipelago Learning, Inc. (a)	154,350	2,250,423
Capella Education Co. (a)	94,620	8,784,521
Strayer Education, Inc. (l)	25,840	6,292,557

		$24,146,439

Electrical Equipment - 2.2%
Harbin Electric, Inc. (a)	74,200	$1,601,978
Houston Wire & Cable Co.	246,940	2,859,565
Sensata Technologies Holding B.V. (a)	573,400	10,298,264

		$14,759,807

Electronics - 5.7%
CEVA, Inc. (a)	230,810	$2,691,245
Hittite Microwave Corp. (a)	244,310	10,742,311
NetLogic Microsystems, Inc. (a)	383,800	11,295,234
Silicon Laboratories, Inc. (a)	204,240	9,736,121
Tessera Technologies, Inc. (a)	237,240	4,811,227

		$39,276,138

Energy - Independent - 3.4%
Cobalt International Energy, Inc. (a)	431,580	$5,869,488
EXCO Resources, Inc.	556,210	10,223,140
Ultra Petroleum Corp. (a)	153,810	7,172,160

		$23,264,788

Engineering - Construction - 1.1%
North American Energy Partners, Inc. (a)	809,500	$7,763,105

Entertainment - 0.5%
TiVo, Inc. (a)	197,050	$3,373,496

Food & Beverages - 1.3%
Mead Johnson Nutrition Co., “A”	172,930	$8,997,548

Gaming & Lodging - 1.4%
WMS Industries, Inc. (a)	233,120	$9,777,053

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	76,600	$2,659,797

Insurance - 2.2%
PICO Holdings, Inc. (a)	125,410	$4,663,998
Verisk Analytics, Inc., “A” (a)	357,110	10,070,502

		$14,734,500

Internet - 4.1%
Art Technology Group, Inc. (a)	644,730	$2,843,259
Baidu, Inc., ADR (a)	7,190	4,292,430
GSI Commerce, Inc. (a)	157,500	4,358,025
LogMeIn, Inc. (a)	91,370	1,890,445
Rackspace Hosting, Inc. (a)	227,190	4,255,269
TechTarget, Inc. (a)	827,616	4,328,432
Vocus, Inc. (a)	362,020	6,172,441

		$28,140,301

Machinery & Tools - 3.1%
Bucyrus International, Inc.	144,140	$9,511,799
Duoyuan Global Water, Inc., ADR (a)	81,110	2,252,425
Jain Irrigation Systems Ltd.	202,968	4,342,823
Ritchie Bros. Auctioneers, Inc. (l)	232,470	5,005,079

		$21,112,126

Medical & Health Technology & Services - 12.9%
Allscripts Healthcare Solutions, Inc. (a)	181,680	$3,553,661
athenahealth, Inc. (a)	145,200	5,308,512
Cerner Corp. (a)	38,710	3,292,673
DaVita, Inc. (a)	159,790	10,130,686
Diagnosticos da America S.A.	730,800	6,410,707
Fleury S.A. (a)	334,100	3,569,545
Healthcare Services Group, Inc.	367,870	8,236,609
IDEXX Laboratories, Inc. (a)	126,796	7,297,110

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS New Discovery Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
IPC The Hospitalist Co., Inc. (a)			190,420	$6,685,646
Lincare Holdings, Inc. (a)			278,240	12,487,411
MedAssets, Inc. (a)			243,460	5,112,660
MEDNAX, Inc. (a)			118,000	6,866,420
MWI Veterinary Supply, Inc. (a)			153,365	6,195,946
Team Health Holdings, Inc. (a)			177,400	2,980,320

				$88,127,906

Medical Equipment - 11.8%
AGA Medical Holdings, Inc. (a)			312,580	$5,079,425
AtriCure, Inc. (a)			122,010	718,639
Conceptus, Inc. (a)			238,440	4,759,262
DexCom, Inc. (a)			821,325	7,991,492
Edwards Lifesciences Corp. (a)			65,130	6,440,054
Ev3, Inc. (a)			440,140	6,980,620
Heartware International, Inc. (a)			110,942	4,933,591
Masimo Corp.			252,970	6,716,354
Mindray Medical International Ltd., ADR			185,340	6,750,083
NxStage Medical, Inc. (a)			728,417	8,340,375
Orthovita, Inc. (a)			1,054,290	4,491,275
ResMed, Inc. (a)			55,030	3,502,660
Thoratec Corp. (a)			217,780	7,284,741
Volcano Corp. (a)			270,780	6,542,045

				$80,530,616

Metals & Mining - 2.0%
Globe Specialty Metals, Inc. (a)			533,820	$5,973,446
Iluka Resources Ltd. (a)			1,936,970	7,785,278

				$13,758,724

Natural Gas - Pipeline - 0.9%
Aegean Marine Petroleum Network, Inc.			216,370	$6,140,581

Network & Telecom - 3.3%
Acme Packet, Inc. (a)			180,800	$3,485,824
F5 Networks, Inc. (a)			112,040	6,891,580
Fortinet, Inc. (a)			494,260	8,689,091
Riverbed Technology, Inc. (a)			129,720	3,684,048

				$22,750,543

Oil Services - 2.1%
Bristow Group, Inc. (a)			90,600	$3,418,338
Core Laboratories N.V.			20,750	2,714,100
Dresser-Rand Group, Inc. (a)			270,650	8,503,823

				$14,636,261

Other Banks & Diversified Financials - 4.7%
Associated Banc-Corp.			278,170	$3,838,746
Cathay General Bancorp, Inc.			325,930	3,797,085
First Interstate BancSystem, Inc.			159,460	2,591,225
Metro Bancorp, Inc. (a)			218,800	3,012,876
Ocwen Financial Corp. (a)			307,400	3,409,066
PacWest Bancorp			117,760	2,687,283
Sterling Bancshares, Inc.			864,030	4,821,287
SVB Financial Group (a)			73,510	3,429,977
TCF Financial Corp.			294,820	4,699,431

				$32,286,976

Pharmaceuticals - 1.0%
Eurand N.V. (a)			270,080	$3,046,502
Genomma Lab Internacional S.A., “B” (a)			1,041,200	3,618,673

				$6,665,175

Precious Metals & Minerals - 0.9%
Stillwater Mining Co. (a)			453,910	$5,891,752

Printing & Publishing - 2.2%
MSCI, Inc., “A” (a)			273,160	$9,861,076
VistaPrint Ltd. (a)			84,210	4,821,023

				$14,682,099

Real Estate - 0.9%
Brasil Brokers Participacoes			405,000	$1,764,979
Chesapeake Lodging Trust (a)			164,610	3,204,957
IFM Investments Ltd., ADR (a)			163,070	1,141,490

				$6,111,426

Restaurants - 1.3%
P.F. Chang’s China Bistro, Inc. (a)			136,600	$6,028,158
Peet’s Coffee & Tea, Inc. (a)			76,770	3,043,931

				$9,072,089

Specialty Chemicals - 0.5%
Asian Paints Ltd.			75,181	$3,414,251

Specialty Stores - 3.8%
Citi Trends, Inc. (a)			151,760	$4,923,094
hhgregg, Inc. (a)			77,590	1,958,372
Monro Muffler Brake, Inc.			137,810	4,928,086
Rue21, Inc. (a)			122,180	4,235,981
Titan Machinery, Inc. (a)			493,890	6,761,354
Vitacost.Com, Inc. (a)			285,170	3,436,299

				$26,243,186

Telecommunications - Wireless - 1.3%
SBA Communications Corp. (a)			240,220	$8,664,735

Trucking - 0.9%
Heartland Express, Inc.			144,040	$2,376,660
Old Dominion Freight Lines, Inc. (a)			52,240	1,744,294
Werner Enterprises, Inc.			74,800	1,733,116

				$5,854,070

Total Common Stocks				$681,227,362

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (a) (z)		5/08/07	118,680	$86

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			10,038,568	$10,038,568

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 0.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,903,911	$4,903,911

Total Investments		$696,169,927

OTHER ASSETS, LESS LIABILITIES - (1.8)%		(12,368,200)

NET ASSETS - 100.0%		$683,801,727

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc.(Warrants)	4/18/07	$166,679	$86
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$564,413,904	$86	$—	$564,413,990
Brazil	28,799,177	—	—	28,799,177
China	16,770,549	—	—	16,770,549
Netherlands	13,344,766	—	—	13,344,766
India	13,143,857	—	—	13,143,857
Canada	12,768,184	—	—	12,768,184
Australia	12,718,869	—	—	12,718,869
United Kingdom	7,194,578	—	—	7,194,578
Greece	6,140,581	—	—	6,140,581
Other Countries	5,932,897	—	—	5,932,897
Mutual Funds	14,942,479	—	—	14,942,479

Total Investments	$696,169,841	$86	$—	$696,169,927

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Series

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$624,429,925

Gross unrealized appreciation	$91,043,823
Gross unrealized depreciation	(19,303,821)

Net unrealized appreciation (depreciation)	$71,740,002

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,339,409	67,483,443	(60,784,284)	10,038,568

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,783	$10,038,568

5

MFS® INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® Research Series

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.2%
Goodrich Corp.	27,100	$1,911,090
Honeywell International, Inc.	23,560	1,066,561
Lockheed Martin Corp.	19,020	1,582,844

		$4,560,495

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	22,550	$1,657,425

Biotechnology - 1.2%
Amgen, Inc. (a)	31,790	$1,899,770
Genzyme Corp. (a)	10,990	569,612

		$2,469,382

Broadcasting - 1.1%
Discovery Communications, Inc., “A” (a)	14,480	$489,279
Walt Disney Co.	47,480	1,657,527

		$2,146,806

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	14,190	$1,121,010
Charles Schwab Corp.	32,300	603,687
CME Group, Inc.	3,060	967,297
Franklin Resources, Inc.	14,610	1,620,249

		$4,312,243

Business Services - 1.5%
Accenture Ltd., “A”	40,920	$1,716,594
MasterCard, Inc., “A”	5,120	1,300,480

		$3,017,074

Cable TV - 1.3%
Comcast Corp., “Special A”	76,150	$1,368,416
DIRECTV Group, Inc., “A” (a)	18,080	611,285
Time Warner Cable, Inc.	10,760	573,616

		$2,553,317

Chemicals - 2.0%
Celanese Corp.	43,490	$1,385,157
Monsanto Co.	38,650	2,760,383

		$4,145,540

Computer Software - 2.2%
Adobe Systems, Inc. (a)	42,490	$1,502,871
Oracle Corp.	118,400	3,041,696

		$4,544,567

Computer Software - Systems - 6.4%
3Par, Inc. (a)	52,650	$526,500
Apple, Inc. (a)	23,630	5,551,396
Dell, Inc. (a)	106,840	1,603,668
EMC Corp. (a)	101,950	1,839,178
Hewlett-Packard Co.	67,540	3,589,751

		$13,110,493

Construction - 0.8%
Lennar Corp., “A”	24,320	$418,547
Sherwin-Williams Co.	18,540	1,254,787

		$1,673,334

Consumer Products - 2.5%
Church & Dwight Co., Inc.	5,830	$390,319
Kimberly-Clark Corp.	15,740	989,731
Procter & Gamble Co.	60,430	3,823,406

		$5,203,456

Consumer Services - 0.5%
Strayer Education, Inc. (l)	4,000	$974,080

Containers - 0.5%
Owens-Illinois, Inc. (a)	30,490	$1,083,615

Electrical Equipment - 3.5%
Danaher Corp.	60,100	$4,802,591
Rockwell Automation, Inc.	18,350	1,034,206
Tyco Electronics Ltd.	47,290	1,299,529

		$7,136,326

Electronics - 4.3%
Altera Corp.	39,900	$969,969
First Solar, Inc. (a)	6,640	814,396
Intel Corp.	156,460	3,482,800
Microchip Technology, Inc.	21,870	615,859
Samsung Electronics Co. Ltd., GDR	7,853	2,885,978

		$8,769,002

Energy - Independent - 4.1%
Anadarko Petroleum Corp.	20,640	$1,503,211
Apache Corp.	18,690	1,897,035
Cobalt International Energy, Inc. (a)	48,700	662,320
CONSOL Energy, Inc.	6,680	284,969
Massey Energy Co.	6,830	357,141
Noble Energy, Inc.	15,260	1,113,980
Occidental Petroleum Corp.	23,580	1,993,453
Southwestern Energy Co. (a)	14,050	572,116

		$8,384,225

Energy - Integrated - 4.7%
Chevron Corp.	52,030	$3,945,435
Exxon Mobil Corp. (s)	67,320	4,509,094
Hess Corp.	10,240	640,512
Suncor Energy, Inc.	15,680	509,930

		$9,604,971

Engineering - Construction - 1.2%
Fluor Corp.	54,260	$2,523,633

Food & Beverages - 4.3%
Flowers Foods, Inc.	23,700	$586,338
General Mills, Inc.	26,550	1,879,475
J.M. Smucker Co.	22,801	1,373,988
Kellogg Co.	17,510	935,559
Nestle S.A.	12,726	651,749
PepsiCo, Inc. (s)	51,950	3,437,012

		$8,864,121

Food & Drug Stores - 0.8%
Walgreen Co.	40,080	$1,486,567
Whole Foods Market, Inc. (a)	5,270	190,511

		$1,677,078

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.6%
International Game Technology	34,150	$630,068
Starwood Hotels & Resorts Worldwide, Inc.	10,850	506,044

		$1,136,112

General Merchandise - 3.1%
Dollar General Corp. (a)	35,140	$887,285
Kohl’s Corp. (a)	17,910	981,110
Target Corp.	46,440	2,442,744
Wal-Mart Stores, Inc.	35,660	1,982,696

		$6,293,835

Health Maintenance Organizations - 0.6%
WellPoint, Inc. (a)	19,820	$1,276,012

Insurance - 2.9%
ACE Ltd.	18,390	$961,797
Aflac, Inc.	20,670	1,122,174
Chubb Corp.	18,840	976,854
MetLife, Inc.	30,200	1,308,868
Prudential Financial, Inc.	25,100	1,518,550

		$5,888,243

Internet - 2.0%
Google, Inc., “A” (a)	7,040	$3,991,750

Leisure & Toys - 0.3%
Hasbro, Inc.	13,170	$504,148

Major Banks - 9.5%
Bank of America Corp.	284,920	$5,085,822
Bank of New York Mellon Corp.	47,299	1,460,593
Goldman Sachs Group, Inc.	18,150	3,096,935
JPMorgan Chase & Co. (s)	117,790	5,271,103
KeyCorp	120,470	933,643
Regions Financial Corp.	145,080	1,138,878
State Street Corp.	29,880	1,348,783
SunTrust Banks, Inc.	42,900	1,149,291

		$19,485,048

Medical & Health Technology & Services - 1.4%
DaVita, Inc. (a)	18,260	$1,157,684
Patterson Cos., Inc.	26,020	807,921
VCA Antech, Inc. (a)	31,000	868,930

		$2,834,535

Medical Equipment - 4.3%
Becton, Dickinson & Co.	15,710	$1,236,848
Medtronic, Inc.	48,360	2,177,651
St. Jude Medical, Inc. (a)	44,460	1,825,083
Synthes, Inc.	8,520	1,063,384
Thermo Fisher Scientific, Inc. (a)	23,880	1,228,387
Waters Corp. (a)	18,080	1,221,123

		$8,752,476

Metals & Mining - 0.6%
United States Steel Corp.	20,080	$1,275,482

Natural Gas - Distribution - 0.2%
EQT Corp.	8,550	$350,550

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	30,310	$700,161

Network & Telecom - 2.8%
Cisco Systems, Inc. (a)	152,740	$3,975,822
Juniper Networks, Inc. (a)	51,810	1,589,531
Palm, Inc. (a)(l)	67,310	253,086

		$5,818,439

Oil Services - 2.3%
Dresser-Rand Group, Inc. (a)	27,870	$875,675
Dril-Quip, Inc. (a)	8,800	535,392
Halliburton Co.	66,660	2,008,466
Schlumberger Ltd.	21,110	1,339,641

		$4,759,174

Other Banks & Diversified Financials - 1.7%
American Express Co.	29,970	$1,236,562
Citigroup, Inc. (a)	294,640	1,193,292
Fifth Third Bancorp	40,440	549,580
Marshall & Ilsley Corp.	67,740	545,307

		$3,524,741

Pharmaceuticals - 4.7%
Abbott Laboratories	60,060	$3,163,961
Johnson & Johnson	77,810	5,073,212
Teva Pharmaceutical Industries Ltd., ADR	22,470	1,417,408

		$9,654,581

Precious Metals & Minerals - 0.9%
Teck Resources Ltd., “B” (a)	43,680	$1,903,057

Specialty Chemicals - 0.8%
Praxair, Inc.	12,130	$1,006,790
Rockwood Holdings, Inc. (a)	26,070	693,983

		$1,700,773

Specialty Stores - 3.9%
Abercrombie & Fitch Co., “A”	31,660	$1,444,962
Amazon.com, Inc. (a)	7,080	960,968
GameStop Corp., “A” (a)	15,740	344,863
Home Depot, Inc.	63,040	2,039,344
Limited Brands, Inc.	57,400	1,413,188
Staples, Inc.	73,020	1,707,938

		$7,911,263

Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)	47,880	$181,944

Telephone Services - 2.4%
American Tower Corp., “A” (a)	21,190	$902,906
AT&T, Inc.	114,960	2,970,566
CenturyTel, Inc.	18,940	671,612
Qwest Communications International, Inc.	82,760	432,007

		$4,977,091

Tobacco - 1.8%
Lorillard, Inc.	8,110	$610,196
Philip Morris International, Inc.	57,490	2,998,678

		$3,608,874

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.4%
Expeditors International of Washington, Inc.	77,680	$2,867,946

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	37,730	$1,289,611
Calpine Corp. (a)	22,060	262,293
CMS Energy Corp.	63,600	983,256
PG&E Corp.	29,010	1,230,604
Public Service Enterprise Group, Inc.	9,700	286,344

		$4,052,108

Total Common Stocks		$201,859,526

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	100	$100

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.1%
Energy - Independent - 0.0%
Devon Energy Corp. - April 2010 @ $ 75	179	$3,222

Metals & Mining - 0.1%
U.S. Steel Corp. - Oct 2010 @ $ 75	428	$190,460

Precious Metals & Minerals - 0.0%
Teck Resources Ltd. Cls B - Aug 2010 @ $ 60	2,543	$104,263

Total Call Options Purchased - 0.1%		297,945

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	924,124	$924,124

Total Investments		$203,081,695

SECURITIES SOLD SHORT- (1.0)%
Electrical Equipment - (0.2)%
Molex, Inc.	(19,200)	$(400,512)

Electronics - (0.5)%
Xilinx, Inc.	(37,700)	$(961,350)

Network & Telecom - (0.3)%
Motorola, Inc. (a)	(97,300)	$(683,046)

Total Securities Sold Short		$(2,044,908)

OTHER ASSETS, LESS LIABILITIES - 1.8%		3,632,191

NET ASSETS - 100.0%		$204,668,978

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $816,003.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$202,157,471	$—	$—	$202,157,471
Mutual Funds	924,224	—	—	924,224
Total Investments	$203,081,695	$—	$—	$203,081,695
Short Sales	$(2,044,908)	$—	$—	$(2,044,908)

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research Series

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$186,481,003

Gross unrealized appreciation	$26,058,849
Gross unrealized depreciation	(9,458,157)

Net unrealized appreciation (depreciation)	$16,600,692

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,459,456	9,139,261	(10,598,617)	100

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$351	$100

5

MFS
INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 96.6%
Aerospace - 0.3%
Bombardier, Inc., 7.75%, 2020 (z)	$1,020,000	$1,065,900

Airlines - 0.4%
Continental Airlines, Inc., 7.25%, 2019	$460,000	$492,200
Delta Air Lines, Inc., 7.75%, 2019	1,179,000	1,237,950

		$1,730,150

Asset Backed & Securitized - 9.6%
Anthracite Ltd., “A” CDO, FRN, 0.605%, 2019 (z)	$1,538,269	$1,092,171
Anthracite Ltd., CDO, FRN, 1.097%, 2037 (z)	400,000	309,240
ARCap REIT, Inc., CDO, 6.079%, 2045 (z)	325,000	39,812
Bayview Commercial Asset Trust, FRN, 2.47%, 2037 (i)(z)	1,421,607	114,724
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,296,468	100,606
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	637,500	46,920
Bayview Commercial Asset Trust, FRN, 1.797%, 2036 (i)(z)	495,235	30,011
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	621,681	33,136
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	407,532	22,753
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	667,718	32,718
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	20,336	19,910
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	58,849
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	197,554	71,614
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	795,312	767,476
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,610,000	2,526,491
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	500,000	453,352
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	120,000	124,811
Commercial Mortgage Acceptance Corp., FRN, 1.253%, 2030 (i)	221,402	13,156
Commercial Mortgage Pass- Through Certificates, 5.306%, 2046	3,117,184	3,049,052
Credit Suisse First Boston Mortgage Securities Corp., 4.485%, 2036	1,074,599	1,090,326
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,510,104
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	364,588
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	35,078	33,049
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018 (z)	1,204,246	891,142
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	413,187	334,681
Crest Ltd., “B”, CDO, FRN, 1.598%, 2035 (z)	897,000	717,600
CWCapital LLC, 5.223%, 2048	600,000	572,796
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	102,630
E*TRADE RV & Marine Trust, 3.62%, 2018	16,762	16,844
Falcon Franchise Loan LLC, FRN, 3.658%, 2025 (i)(z)	253,259	17,728
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	39,380	41,333
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	2,550,000	2,550,297
GMAC LLC, 6.465%, 2034	2,400,169	2,472,786
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	58,341
GMAC LLC, FRN, 7.657%, 2034 (n)	110,000	97,069
HSBC Credit Card Master Note Trust, FRN, 0.78%, 2013	1,892,000	1,889,807
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	736,739
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	3,417,650	3,292,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	1,026,994
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2042 (n)	130,000	43,180
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	2,123,552	2,147,339
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.745%, 2049	2,133,777	2,120,699
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,800,000	1,726,016
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.52%, 2030 (i)	202,999	5,861
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	851,000	802,067
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	450,000	127,573
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.827%, 2050	2,500,000	2,515,574
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	1,581,000	1,529,694
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	540,000	494,905
Morgan Stanley Capital I, Inc., 5.72%, 2032	3,283	3,344

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Morgan Stanley Capital I, Inc., FRN, 0.545%, 2030 (i)(n)	$328,800	$9,012
Mortgage Capital Funding, Inc., FRN, 1.953%, 2031 (i)	14,985	7
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	24,952	24,772
Preferred Term Securities XIX Ltd., CDO, FRN, 0.607%, 2035 (z)	95,897	57,538
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013 (z)	125,000	112,466
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	56,043
Structured Asset Securities Corp., FRN, 0.486%, 2035	10,560	9,080
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,425,136	1,328,641

		$39,837,869

Broadcasting - 0.7%
CBS Corp., 5.75%, 2020	$1,940,000	$1,948,338
Inmarsat Finance PLC, 7.375%, 2017 (n)	855,000	889,200
News America, Inc., 8.5%, 2025	152,000	180,137

		$3,017,675

Brokerage & Asset Managers - 0.3%
Ameriprise Financial, Inc., 5.3%, 2020	$250,000	$252,910
INVESCO PLC, 5.625%, 2012	191,000	198,949
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	867,822

		$1,319,681

Cable TV - 1.7%
Cox Communications, Inc., 9.375%, 2019 (z)	$1,622,000	$2,057,230
DIRECTV Holdings LLC, 5.2%, 2020 (z)	1,050,000	1,033,732
DIRECTV Holdings LLC, 7.625%, 2016	1,157,000	1,295,840
TCI Communications, Inc., 9.8%, 2012	72,000	81,680
Time Warner Cable, Inc., 5%, 2020	2,500,000	2,464,952
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	349,277

		$7,282,711

Chemicals - 1.1%
Ashland, Inc., 9.125%, 2017 (n)	$620,000	$694,400
Dow Chemical Co., 9.4%, 2039	529,000	709,092
Dow Chemical Co., 8.55%, 2019	1,000,000	1,209,741
Nalco Co., 8.25%, 2017 (n)	1,700,000	1,806,250

		$4,419,483

Consumer Products - 0.4%
Fortune Brands, Inc., 5.125%, 2011	$341,000	$350,770
Hasbro, Inc., 6.35%, 2040	540,000	533,546
Newell Rubbermaid, Inc., 5.5%, 2013	811,000	853,573

		$1,737,889

Consumer Services - 0.3%
Western Union Co., 5.4%, 2011	$1,147,000	$1,226,198

Containers - 0.3%
Greif, Inc., 7.75%, 2019	$725,000	$754,000
Owens-Illinois, Inc., 7.375%, 2016	620,000	651,000

		$1,405,000

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$354,000	$378,751
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	500,000	543,073
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	170,276
L-3 Communications Corp., 5.875%, 2015	2,500,000	2,543,750

		$3,635,850

Electronics - 0.1%
Tyco Electronics Group S.A., 7.125%, 2037	$100,000	$109,501
Tyco Electronics Group S.A., 6.55%, 2017	420,000	462,078

		$571,579

Emerging Market Quasi-Sovereign - 1.0%
Gaz Capital S.A., 8.125%, 2014 (n)	$633,000	$708,169
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	669,000	859,665
Korea Development Bank, 4.375%, 2015	321,000	325,799
Petroleos Mexicanos, 6%, 2020 (n)	844,000	865,100
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	825,000	938,437
Qtel International Finance Ltd., 7.875%, 2019 (n)	267,000	308,582

		$4,005,752

Emerging Market Sovereign - 0.2%
Republic of South Africa, 5.5%, 2020	$670,000	$678,375

Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.95%, 2019	$460,000	$519,979
Pioneer Natural Resources Co., 6.65%, 2017	715,000	714,843
Questar Market Resources, Inc., 6.8%, 2020	715,000	777,792
Talisman Energy, Inc., 7.75%, 2019	200,000	238,310

		$2,250,924

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - 0.9%
ConocoPhillips, 6%, 2020	$740,000	$821,998
Petro-Canada, 6.05%, 2018	1,494,000	1,608,463
TNK-BP Finance S.A., 6.25%, 2015 (n)	221,000	232,337
TNK-BP Finance S.A., 7.25%, 2020 (n)	1,105,000	1,151,963

		$3,814,761

Financial Institutions - 1.0%
General Electric Capital Corp., 5.5%, 2020	$1,360,000	$1,387,560
GMAC, Inc., 8.3%, 2015 (z)	710,000	745,500
HSBC Finance Corp., 6.75%, 2011	46,000	48,351
International Lease Finance Corp., 5.875%, 2013	308,000	295,783
International Lease Finance Corp., 6.375%, 2013	1,692,000	1,653,519

		$4,130,713

Food & Beverages - 1.9%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$2,290,000	$2,723,685
Del Monte Foods Co., 7.5%, 2019 (n)	55,000	57,681
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,303,000	1,488,559
Kraft Foods, Inc., 6.5%, 2040	1,990,000	2,062,199
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,402,554

		$7,734,678

Forest & Paper Products - 0.5%
Fibria, 9.25%, 2019 (n)	$310,000	$353,400
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,500,000	1,560,000

		$1,913,400

Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 7.375%, 2020	$600,000	$608,110
Wyndham Worldwide Corp., 6%, 2016	605,000	599,340

		$1,207,450

Insurance - 0.8%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$441,077
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	307,164
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	450,911
Prudential Financial, Inc., 6%, 2017	175,000	185,210
Unum Group, 7.125%, 2016	290,000	315,240
UnumProvident Corp., 6.85%, 2015 (n)	1,543,000	1,638,425

		$3,338,027

Insurance - Health - 0.6%
Humana, Inc., 7.2%, 2018	$450,000	$486,606
Unitedhealth Group, Inc., 4.875%, 2013	$2,000,000	$2,138,868

		$2,625,474

Insurance - Property & Casualty - 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,465,319
PartnerRe Ltd., 5.5%, 2020	419,000	415,020
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	517,610
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,372,140

		$3,770,089

International Market Quasi-Sovereign - 1.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,164,665
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	763,137
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,574,474
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,492,185
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,102,643
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	873,600

		$6,970,704

Local Authorities - 0.2%
California (Build America Bonds), 7.625%, 2040	$390,000	$406,056
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	425,000	481,950

		$888,006

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.75%, 2013 (n)	$637,000	$660,887

Major Banks - 6.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$90,300
Banco Santander Chile, 2.875%, 2012 (n)	2,031,000	2,036,084
Bank of America Corp., 8% to 2018, FRN to 2049	529,000	539,755
Bank of America Corp., 5.65%, 2018	3,570,000	3,611,662
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	386,000
Credit Suisse (USA), Inc., 6%, 2018	1,160,000	1,228,186
Goldman Sachs Group, Inc., 5.375%, 2020	2,010,000	1,991,410
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,643,345
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	344,301
JPMorgan Chase & Co., 6%, 2017	2,680,000	2,857,314
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	268,954

3

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
JPMorgan Chase Capital XXVII, 7%, 2039	$1,070,000	$1,091,939
Macquarie Group Ltd., 6%, 2020 (n)	1,073,000	1,070,296
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,599,834
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,259,741
Morgan Stanley, 5.75%, 2016	944,000	981,431
Morgan Stanley, 6.625%, 2018	2,260,000	2,410,469
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	246,000	243,921
PNC Funding Corp., 5.625%, 2017	2,415,000	2,491,877
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	536,144
Wachovia Corp., 6.605%, 2025	164,000	165,379
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	657,000	686,565

		$27,534,907

Medical & Health Technology & Services - 1.0%
CareFusion Corp., 6.375%, 2019	$480,000	$524,905
Fisher Scientific International, Inc., 6.125%, 2015	1,365,000	1,417,894
HCA, Inc., 7.875%, 2020 (z)	815,000	853,203
Hospira, Inc., 6.05%, 2017	210,000	225,555
Hospira, Inc., 5.55%, 2012	670,000	712,528
McKesson Corp., 5.7%, 2017	510,000	546,159

		$4,280,244

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$2,290,000	$2,493,238
International Steel Group, Inc., 6.5%, 2014	496,000	537,645
Peabody Energy Corp., 5.875%, 2016	830,000	825,850
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	967,291
Vale Overseas Ltd., 6.875%, 2039	678,000	702,508

		$5,526,532

Mortgage Backed - 13.4%
Fannie Mae, 4.55%, 2011	$114,031	$117,285
Fannie Mae, 4.79%, 2012	4,765	4,989
Fannie Mae, 4.86%, 2012	110,944	121,841
Fannie Mae, 5.12%, 2012	55,890	59,310
Fannie Mae, 3.81%, 2013	18,557	19,342
Fannie Mae, 4.517%, 2013	317,104	334,737
Fannie Mae, 4.845%, 2013	49,026	52,342
Fannie Mae, 5.098%, 2013	1,510,637	1,627,182
Fannie Mae, 4.6%, 2014 - 2015	226,495	240,621
Fannie Mae, 4.609%, 2014	68,259	72,663
Fannie Mae, 4.77%, 2014	58,197	62,285
Fannie Mae, 4.88%, 2014 - 2020	212,853	227,796
Fannie Mae, 4.53%, 2015	102,345	107,930
Fannie Mae, 4.56%, 2015	53,407	56,502
Fannie Mae, 4.665%, 2015	36,570	38,868
Fannie Mae, 4.69%, 2015	158,879	169,096
Fannie Mae, 4.7%, 2015	265,543	282,272
Fannie Mae, 4.74%, 2015	47,776	50,898
Fannie Mae, 4.78%, 2015	102,303	108,979
Fannie Mae, 4.815%, 2015	53,000	56,562
Fannie Mae, 4.85%, 2015	169,644	181,593
Fannie Mae, 4.87%, 2015	33,088	35,377
Fannie Mae, 4.89%, 2015	93,586	100,190
Fannie Mae, 4.921%, 2015	112,057	120,323
Fannie Mae, 4.94%, 2015	120,000	127,142
Fannie Mae, 5.1%, 2015	275,000	298,188
Fannie Mae, 5.466%, 2015	805,759	883,028
Fannie Mae, 5.09%, 2016	118,082	127,435
Fannie Mae, 5.157%, 2016	3,437,480	3,743,434
Fannie Mae, 5.395%, 2016	132,006	144,303
Fannie Mae, 5.424%, 2016	1,180,858	1,294,701
Fannie Mae, 4.989%, 2017	153,994	165,353
Fannie Mae, 5.28%, 2017	140,000	152,128
Fannie Mae, 5.485%, 2017	664,257	722,738
Fannie Mae, 5.5%, 2017 - 2039	17,830,907	18,859,340
Fannie Mae, 5.54%, 2017	106,859	117,577
Fannie Mae, 5%, 2020 - 2027	1,136,572	1,183,533
Fannie Mae, 5.19%, 2020	199,328	210,518
Fannie Mae, 6%, 2022 - 2038	4,111,666	4,381,654
Fannie Mae, 5.35%, 2023	184,488	195,806
Fannie Mae, 6.5%, 2032 - 2033	43,724	48,308
Freddie Mac, 5%, 2017 - 2028	2,249,109	2,310,524
Freddie Mac, 5.5%, 2019 - 2037	4,041,612	4,261,283
Freddie Mac, 4.251%, 2020	807,000	809,057
Freddie Mac, 4%, 2024	9,351	9,361
Freddie Mac, 4.5%, 2028	965,545	1,008,390
Freddie Mac, 6%, 2034 - 2038	3,143,960	3,380,364
Freddie Mac, TBA, 5.5%, 2037	600,000	634,288
Ginnie Mae, 4%, 2032	252,175	258,831
Ginnie Mae, 6%, 2036 - 2039	2,395,029	2,563,406
Ginnie Mae, 5.5%, 2038 - 2039	3,467,402	3,673,046

		$55,812,719

Municipals - 0.1%
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	$460,000	$531,167

Natural Gas - Pipeline - 1.4%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$856,503
El Paso Pipeline Partners LP, 6.5%, 2020	460,000	465,617
Enterprise Products Operating LP, 5.65%, 2013	227,000	245,125
Enterprise Products Partners LP, 4.95%, 2010	800,000	804,150
Enterprise Products Partners LP, 6.3%, 2017	900,000	988,633
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	690,549
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	874,079
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	115,813
Spectra Energy Capital LLC, 8%, 2019	613,000	722,595

		$5,763,064

Network & Telecom - 1.7%
CenturyTel, Inc., 7.6%, 2039	$1,339,000	$1,290,736

4

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - continued
Telecom Italia Capital, 7.175%, 2019	$1,329,000	$1,434,795
Telemar Norte Leste S.A., 9.5%, 2019 (n)	571,000	678,062
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,434,015
Windstream Corp., 8.625%, 2016	2,205,000	2,254,612

		$7,092,220

Oil Services - 0.5%
Smith International, Inc., 9.75%, 2019	$1,500,000	$2,017,660

Other Banks & Diversified Financials - 2.3%
Banco Santander (Brasil) S.A., 4.5%, 2015 (z)	$939,000	$939,108
Capital One Financial Corp., 6.15%, 2016	610,000	632,859
Capital One Financial Corp., 8.8%, 2019	1,660,000	2,005,708
Citigroup, Inc., 6.125%, 2018	1,810,000	1,849,438
Citigroup, Inc., 8.125%, 2039	450,000	519,481
Citigroup, Inc., 8.5%, 2019	1,200,000	1,400,623
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	547,006
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	458,747
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	494,100
VTB Capital S.A., 6.465%, 2015 (n)	793,000	810,842

		$9,657,912

Pollution Control - 0.3%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,362,500

Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 10.25%, 2016	$65,000	$77,350
Teck Resources Ltd., 6.125%, 2035	729,000	665,211

		$742,561

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$212,920

Real Estate - 1.7%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,689,000	$1,689,331
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	303,280
Liberty Property LP, REIT, 5.5%, 2016	1,730,000	1,676,989
Simon Property Group, Inc., REIT, 6.1%, 2016	1,769,000	1,862,299
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,611,297

		$7,143,196

Restaurants - 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$219,860

Retailers - 0.3%
Wesfarmers Ltd., 6.998%, 2013 (n)	$1,000,000	$1,092,291

Sales & Excise Tax Revenue - 0.3%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$1,115,000	$1,222,899

Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$660,000	$738,722

Supermarkets - 0.2%
Delhaize America, Inc., 9%, 2031	$520,000	$661,497

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$65,949

Telecommunications - Wireless - 0.5%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,096,000	$1,146,460
Rogers Cable, Inc., 5.5%, 2014	734,000	789,275

		$1,935,735

Tobacco - 1.7%
Altria Group, Inc., 9.7%, 2018	$1,020,000	$1,254,222
Altria Group, Inc., 9.95%, 2038	650,000	853,556
Altria Group, Inc., 9.25%, 2019	800,000	972,106
Lorillard Tobacco Co., 8.125%, 2019	1,605,000	1,768,224
Reynolds American, Inc., 7.25%, 2012	800,000	873,974
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,499,518

		$7,221,600

Transportation - Services - 0.7%
Erac USA Finance Co., 7%, 2037 (n)	$2,913,000	$3,003,137

U.S. Government Agencies and Equivalents - 7.2%
Bank of America Corp., FRN, 0.651%, 2012 (m)	$2,353,000	$2,372,720
Citigroup, Inc., FRN, 0.578%, 2012 (m)	5,650,000	5,689,228
FDIC Structured Sale Guarantee Note, 0%, 2012 (z)	396,000	380,428
General Electric Capital Corp., FRN, 0.198%, 2012 (m)	3,034,000	3,031,946
Goldman Sachs Group, Inc., FRN, 0.453%, 2012 (m)	1,157,000	1,161,721
JPMorgan Chase & Co., FRN, 0.534%, 2012 (m)	5,650,000	5,688,222
Morgan Stanley, FRN, 0.621%, 2012 (m)	5,173,000	5,213,298
PNC Funding Corp., FRN, 0.45%, 2012 (m)	2,960,000	2,971,736
Small Business Administration, 4.93%, 2024	95,354	100,409
Small Business Administration, 4.43%, 2029	1,251,329	1,291,358

5

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.99%, 2024	$102,543	$107,712
Small Business Administration, 4.34%, 2024	129,984	134,339
Small Business Administration, 5.11%, 2025	183,594	193,620
Small Business Administration, 4.625%, 2025	218,025	227,479
Small Business Administration, 4.86%, 2025	222,967	234,544
Wells Fargo & Co., FRN, 0.473%, 2012 (m)	1,289,000	1,295,497

		$30,094,257

U.S. Treasury Obligations - 24.9%
U.S. Treasury Bonds, 2.375%, 2010	$23,527,000	$23,735,614
U.S. Treasury Bonds, 6.25%, 2023	177,000	212,704
U.S. Treasury Bonds, 6%, 2026	373,000	439,907
U.S. Treasury Bonds, 6.75%, 2026	19,000	24,133
U.S. Treasury Bonds, 5.25%, 2029	2,822,000	3,070,689
U.S. Treasury Bonds, 4.5%, 2036	110,000	107,439
U.S. Treasury Bonds, 5%, 2037	7,906,000	8,324,773
U.S. Treasury Notes, 4%, 2010	2,453,000	2,456,545
U.S. Treasury Notes, 5.125%, 2011	3,207,000	3,389,398
U.S. Treasury Notes, 4.5%, 2011	8,594,000	9,119,042
U.S. Treasury Notes, 3.125%, 2013	201,000	209,590
U.S. Treasury Notes, 1.875%, 2014	32,310,000	31,918,758
U.S. Treasury Notes, 5.125%, 2016	167,000	187,431
U.S. Treasury Notes, 3.75%, 2018	17,185,000	17,315,228
U.S. Treasury Notes, TIPS, 2%, 2014	736,462	781,973
U.S. Treasury Notes, TIPS, 1.625%, 2015	783,019	818,010
U.S. Treasury Notes, TIPS, 2%, 2016	1,342,853	1,424,683

		$103,535,917

Universities - Colleges - 1.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$2,690,000	$3,068,133
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,225,000	2,694,831

		$5,762,964

Utilities - Electric Power - 1.7%
AES Corp., 8%, 2017	$610,000	$619,150
CenterPoint Energy, Inc., 5.95%, 2017	540,000	558,792
Duke Energy Corp., 5.65%, 2013	1,090,000	1,190,132
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,132,159
Enel Finance International S.A., 6%, 2039 (z)	1,800,000	1,712,569
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,069,513
NorthWestern Corp., 5.875%, 2014	5,000	5,127
NRG Energy, Inc., 7.375%, 2016	300,000	297,750
TECO Energy, Inc., 5.15%, 2020	610,000	602,376
Waterford 3 Funding Corp., 8.09%, 2017	73,645	74,059

		$7,261,627

Total Bonds		$401,733,282

FLOATING RATE LOANS (g)(r) - 0.2%
Automotive - 0.2%
Ford Motor Co., Term Loan, 3.25%, 2013	$944,200	$910,563

MONEY MARKET FUNDS (v) - 2.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	11,744,668	$11,744,668

Total Investments		$414,388,513

OTHER ASSETS, LESS LIABILITIES - 0.4%		1,686,474

NET ASSETS - 100.0%		$416,074,987

6

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research Bond Series

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,768,378 representing 10.3% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.079%, 2045	12/07/06	$332,516	$39,812
Anthracite Ltd., “A” CDO, FRN, 0.605%, 2019	1/15/10 - 1/28/10	1,075,784	1,092,171
Anthracite Ltd., CDO, FRN, 1.097%, 2037	2/24/10	309,468	309,240
Banco Santander (Brasil) S.A., 4.5%, 2015	3/31/10	939,108	939,108
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	51,300	32,718
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	3/29/06	41,029	22,753
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	53,827	33,136
Bayview Commercial Asset Trust, FRN, 1.797%, 2036	5/16/06	37,453	30,011
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	173,647	100,606
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	85,886	46,920
Bayview Commercial Asset Trust, FRN, 2.47%, 2037	1/26/07	161,740	114,724
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	197,554	71,614
Bombardier, Inc., 7.75%, 2020	3/15/10	1,023,000	1,065,900
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	767,153	767,476
Cox Communications, Inc., 9.375%, 2019	1/07/10 - 1/15/10	2,093,717	2,057,230
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018	1/21/10 - 3/04/10	895,821	891,142
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	331,039	334,681
Crest Ltd., “B”, CDO, FRN, 1.598%, 2035	1/12/10	747,687	717,600
DIRECTV Holdings LLC, 5.2%, 2020	3/09/10 - 3/10/10	1,049,155	1,033,732
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	102,630
Enel Finance International S.A., 6%, 2039	3/26/10	1,717,110	1,712,569
FDIC Structured Sale Guarantee Note, 0%, 2012	3/10/10	379,309	380,428
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	763,978	763,137
Falcon Franchise Loan LLC, FRN, 3.658%, 2025	1/29/03	26,327	17,728
GMAC LLC, FRN, 6.02%, 2033	3/20/02	59,119	58,341
GMAC, Inc., 8.3%, 2015	2/09/10 - 2/23/10	713,678	745,500
HCA, Inc., 7.875%, 2020	7/29/09 - 7/30/09	802,882	853,203
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	799,940	802,067
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,496,730	1,492,185
Preferred Term Securities XIX Ltd., CDO, FRN, 0.607%, 2035	9/08/05	95,897	57,538
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013	12/06/04	138,774	112,466

Total Restricted Securities			$16,798,366
% of Net Assets			4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$133,630,174	$—	$133,630,174
Non-U.S. Sovereign Debt	—	11,720,780	—	11,720,780
Municipal Bonds	—	7,517,030	—	7,517,030
Corporate Bonds	—	124,410,745		124,410,745
Residential Mortgage-Backed Securities	—	56,014,422	—	56,014,422
Commercial Mortgage-Backed Securities	—	30,095,877	—	30,095,877
Asset-Backed Securities (including CDOs)	—	9,540,289	—	9,540,289
Foreign Bonds	—	28,803,965	—	28,803,965
Floating Rate Loans	—	910,563	—	910,563
Mutual Funds	11,744,668	—	—	11,744,668

Total Investments	$11,744,668	$402,643,845	$—	$414,388,513

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$401,327,801

Gross unrealized appreciation	$16,188,100
Gross unrealized depreciation	(3,127,388)

Net unrealized appreciation (depreciation)	$13,060,712

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,260,136	56,120,160	(49,635,628)	11,744,668

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$873	$11,744,668

9

MFS® Research International Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Alcoholic Beverages - 1.1%
Heineken N.V.	38,530	$1,980,142

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	166,000	$816,718
LVMH Moet Hennessy Louis Vuitton S.A.	25,630	2,995,770

		$3,812,488

Automotive - 0.9%
Bridgestone Corp.	91,700	$1,565,442

Broadcasting - 1.8%
Grupo Televisa S.A., ADR	18,650	$392,023
WPP Group PLC	273,203	2,831,618

		$3,223,641

Brokerage & Asset Managers - 3.3%
Aberdeen Asset Management PLC	343,040	$676,732
BM&F Bovespa S.A.	133,300	902,484
Deutsche Boerse AG	24,050	1,782,675
Hong Kong Exchanges & Clearing Ltd.	86,700	1,447,187
Nomura Holdings, Inc.	178,500	1,315,504

		$6,124,582

Business Services - 1.8%
Mitsubishi Corp.	76,200	$1,996,898
Nomura Research, Inc.	61,000	1,389,774

		$3,386,672

Chemicals - 0.5%
Monsanto Co.	12,980	$927,032

Computer Software - Systems - 2.4%
Acer, Inc.	575,190	$1,698,873
Konica Minolta Holdings, Inc.	136,500	1,592,914
Ricoh Co. Ltd.	72,000	1,124,398

		$4,416,185

Conglomerates - 5.8%
Hutchison Whampoa Ltd.	206,000	$1,507,010
Keppel Corp. Ltd.	411,000	2,679,381
MAN SE	9,917	830,185
Siemens AG	35,540	3,559,357
Tomkins PLC	604,470	2,164,787

		$10,740,720

Construction - 0.8%
Geberit AG	5,770	$1,032,624
Urbi Desarrollos Urbanos S.A. de C.V. (a)	175,360	415,432

		$1,448,056

Consumer Products - 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	94,170	$534,001
Reckitt Benckiser Group PLC	34,240	1,879,363

		$2,413,364

Electrical Equipment - 1.4%
Legrand S.A.	12,810	$404,690
Schneider Electric S.A.	18,322	2,148,996

		$2,553,686

Electronics - 1.9%
Samsung Electronics Co. Ltd.	2,141	$1,547,870
Taiwan Semiconductor Manufacturing Co. Ltd.	1,004,174	1,944,603

		$3,492,473

Energy - Independent - 1.9%
CNOOC Ltd.	325,000	$534,952
Cobalt International Energy, Inc. (a)	30,950	420,920
INPEX Corp.	144	1,056,626
SouthGobi Energy Resources Ltd. (a)	4,500	70,825
Talisman Energy, Inc.	48,580	828,775
Tullow Oil PLC	33,121	628,264

		$3,540,362

Energy - Integrated - 5.5%
BG Group PLC	95,130	$1,646,422
Exxon Mobil Corp.	26,390	1,767,602
Royal Dutch Shell PLC, “A”	131,920	3,823,600
Suncor Energy, Inc.	19,830	644,892
TOTAL S.A.	38,640	2,243,089

		$10,125,605

Engineering - Construction - 0.9%
JGC Corp.	98,000	$1,748,465

Food & Beverages - 4.4%
Groupe Danone	41,604	$2,506,184
Nestle S.A.	107,829	5,522,350

		$8,028,534

Food & Drug Stores - 0.9%
Lawson, Inc.	38,500	$1,643,117

Insurance - 5.2%
Amlin PLC	58,587	$345,043
China Pacific Insurance Co. Ltd. (a)	299,600	1,327,397
Dai-ichi Life Insurance Co. Ltd.	741	1,173,045
Hiscox Ltd.	134,175	681,281
ING Groep N.V. (a)	309,810	3,093,146
SNS REAAL Groep N.V. (a)	98,800	619,315
Zurich Financial Services Ltd.	9,150	2,345,642

		$9,584,869

Leisure & Toys - 0.2%
Sankyo Co. Ltd.	5,900	$291,876

Machinery & Tools - 1.1%
Beml Ltd.	22,250	$520,183
Glory Ltd.	62,500	1,552,305

		$2,072,488

Major Banks - 11.3%
Bank of China Ltd.	2,776,000	$1,480,200
BNP Paribas	58,577	4,498,596
BOC Hong Kong Holdings Ltd.	229,500	547,424
Commonwealth Bank of Australia	23,280	1,202,517
Credit Suisse Group AG	43,770	2,256,164

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
HSBC Holdings PLC	413,160	$4,188,159
Julius Baer Group Ltd.	26,246	952,114
KBC Group N.V. (a)	19,123	926,080
Sumitomo Mitsui Financial Group, Inc.	71,900	2,376,415
Westpac Banking Corp.	91,950	2,349,081

		$20,776,750

Medical & Health Technology & Services - 0.5%
Miraca Holdings, Inc.	16,000	$487,753
Rhoen-Klinikum AG	16,400	419,755

		$907,508

Medical Equipment - 0.8%
Synthes, Inc.	12,260	$1,530,175

Metals & Mining - 2.8%
BHP Billiton PLC	115,550	$3,962,843
Iluka Resources Ltd. (a)	276,940	1,113,107

		$5,075,950

Natural Gas - Distribution - 2.3%
GDF SUEZ	55,776	$2,154,549
Tokyo Gas Co. Ltd.	477,000	2,102,086

		$4,256,635

Network & Telecom - 2.0%
Ericsson, Inc., “B”	119,300	$1,257,337
Nokia Oyj	152,270	2,371,301

		$3,628,638

Oil Services - 0.9%
Noble Corp.	20,300	$848,946
Schlumberger Ltd.	13,610	863,691

		$1,712,637

Other Banks & Diversified Financials - 5.6%
Aeon Credit Service Co. Ltd.	96,800	$1,149,299
Banco Santander Brasil S.A., ADR	120,970	1,503,657
China Construction Bank	2,555,000	2,092,900
HDFC Bank Ltd., ADR	10,990	1,531,896
ICICI Bank Ltd.	70,117	1,487,614
ICICI Bank Ltd., ADR	7,990	341,173
Unione di Banche Italiane ScpA	156,015	2,105,110

		$10,211,649

Pharmaceuticals - 6.3%
Bayer AG	28,102	$1,900,835
Merck KGaA	5,640	457,060
Roche Holding AG	27,500	4,459,882
Sanofi-Aventis	47,800	3,563,127
Santen, Inc.	40,200	1,206,559

		$11,587,463

Precious Metals & Minerals - 1.8%
Lihir Gold Ltd.	305,468	$849,348
Teck Resources Ltd., “B” (a)	56,560	2,464,215

		$3,313,563

Printing & Publishing - 0.8%
Reed Elsevier PLC	173,190	$1,381,096

Railroad & Shipping - 1.3%
East Japan Railway Co.	34,400	$2,391,700

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	50,880	$2,899,687
Linde AG	25,280	3,016,320
Symrise AG	66,391	1,580,900

		$7,496,907

Specialty Stores - 1.9%
Esprit Holdings Ltd.	221,976	$1,751,107
Industria de Diseno Textil S.A.	27,400	1,806,167

		$3,557,274

Telecommunications - Wireless - 3.8%
America Movil S.A.B. de C.V., “L”, ADR	11,490	$578,407
KDDI Corp.	240	1,242,486
Vivo Participacoes S.A., ADR	28,130	762,604
Vodafone Group PLC	1,935,020	4,463,314

		$7,046,811

Telephone Services - 2.0%
China Unicom Ltd.	906,000	$1,019,859
PT XL Axiata Tbk (a)(z)	842,500	324,056
Royal KPN N.V.	144,590	2,290,758

		$3,634,673

Tobacco - 0.8%
Japan Tobacco, Inc.	396	$1,474,040

Trucking - 2.3%
TNT N.V.	70,915	$2,033,439
Yamato Holdings Co. Ltd.	155,900	2,191,171

		$4,224,610

Utilities - Electric Power - 2.6%
CEZ AS	18,620	$879,573
Cheung Kong Infrastructure Holdings Ltd.	119,000	460,566
E.ON AG	95,186	3,514,270

		$4,854,409

Total Common Stocks		$182,182,287

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	2,600,325	$2,600,325

Total Investments		$184,782,612

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(937,596)

NET ASSETS - 100.0%		$183,845,016

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Research International Series

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
PT XL Axiata Tbk	3/29/10 - 3/31/10	$312,408	$324,056
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$29,898,829	$1,173,045	$—	$31,071,874
United Kingdom	28,672,521	—	—	28,672,521
France	20,515,000	—	—	20,515,000
Switzerland	18,098,952	—	—	18,098,952
Germany	17,061,358	—	—	17,061,358
Netherlands	12,916,488	—	—	12,916,488
Hong Kong	6,530,011	—	—	6,530,011
China	6,455,307	—	—	6,455,307
Australia	5,514,053	—	—	5,514,053
Other Countries	35,346,723	—	—	35,346,723
Mutual Funds	2,600,325	—	—	2,600,325

Total Investments	$183,609,567	$1,173,045	$—	$184,782,612

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research International Series

Supplemental Information (Unaudited) 3/31/10 - continued

(1) Investment Valuations - continued

Of the level 1 investments presented above, equity investments amounting to $123,212,060 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due of events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$190,164,752

Gross unrealized appreciation	$10,384,161
Gross unrealized depreciation	(15,766,301)

Net unrealized appreciation (depreciation)	$(5,382,140)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,839,795	14,847,718	(14,087,188)	2,600,325

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$539	$2,600,325

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

Japan	16.9%
United Kingdom	15.6%
France	11.2%
Switzerland	9.9%
Germany	9.3%
Netherlands	7.0%
Hong Kong	3.6%
China	3.5%
Australia	3.0%
Other Countries	20.0%

5

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - 95.4%
Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$32,025
Bombardier, Inc., 7.5%, 2018 (z)	35,000	36,488
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	50,000	38,625
Oshkosh Corp., 8.25%, 2017 (n)	5,000	5,163
Oshkosh Corp., 8.5%, 2020 (n)	20,000	20,700
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	35,000	35,875

		$168,876

Airlines - 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$23,487	$19,494
Continental Airlines, Inc., 7.339%, 2014	78,000	76,050
Delta Air Lines, Inc., 7.711%, 2011	15,000	14,925

		$110,469

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$31,050
Levi Strauss & Co., 9.75%, 2015	20,000	20,950

		$52,000

Asset Backed & Securitized - 3.6%
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045 (z)	$100,000	$5,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	197,554	71,613
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	59,577	60,173
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018 (z)	105,945	78,400
Crest Ltd., CDO, 7%, 2040	137,000	6,850
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	123,559	130,223
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	185,000	189,866
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	90,000
Falcon Franchise Loan LLC, FRN, 3.658%, 2025 (i)(z)	412,450	28,871
First Union National Bank Commercial Mortgage Trust, FRN, 0.922%, 2043 (i)(n)	1,860,335	10,444
First Union-Lehman Brothers Bank of America, FRN, 0.373%, 2035 (i)	1,367,720	27,159
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	92,694	97,292
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	102,932
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.52%, 2030 (i)	331,801	9,580
Morgan Stanley Capital I, Inc., FRN, 1.211%, 2039 (i)(z)	1,152,710	15,896
Mortgage Capital Funding, Inc., FRN, 1.953%, 2031 (i)	17,237	8
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013 (z)	171,000	153,853
Salomon Brothers Mortgage Securities, Inc., FRN, 6.842%, 2032 (z)	134,179	140,822

		$1,219,232

Automotive - 1.1%
Allison Transmission, Inc., 11%, 2015 (n)	$50,000	$53,250
Ford Motor Credit Co. LLC, 12%, 2015	200,000	238,939
Goodyear Tire & Rubber Co., 10.5%, 2016	50,000	54,000
Johnson Controls, Inc., 5.25%, 2011	30,000	31,000

		$377,189

Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$35,000	$36,225

Broadcasting - 2.2%
Allbritton Communications Co., 7.75%, 2012	$55,000	$55,137
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	21,997	9,875
CBS Corp., 5.75%, 2020	20,000	20,086
Intelsat Jackson Holdings Ltd., 9.5%, 2016	85,000	90,525
Lamar Media Corp., 6.625%, 2015	40,000	38,850
Lamar Media Corp., “C”, 6.625%, 2015	20,000	19,225
LBI Media, Inc., 8.5%, 2017 (z)	30,000	25,800
LIN TV Corp., 6.5%, 2013	55,000	54,175
Local TV Finance LLC, 10%, 2015 (p)(z)	71,662	44,749
Newport Television LLC, 13.75%, 2017 (n)(p)	55,533	44,002
News America, Inc., 6.4%, 2035	100,000	102,115
News America, Inc., 6.9%, 2039	29,000	31,658
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	59,699	48,290
Nexstar Broadcasting Group, Inc., 7%, 2014	20,000	16,200
Salem Communications Corp., 9.625%, 2016	10,000	10,450
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	15,788
SIRIUS XM Radio, Inc., 8.75%, 2015 (z)	20,000	19,925
Univision Communications, Inc., 12%, 2014 (n)	20,000	21,900
Univision Communications, Inc., 10.5%, 2015 (n)(p)	99,698	85,408

		$754,158

Brokerage & Asset Managers - 1.2%
Ameriprise Financial, Inc., 5.3%, 2020	$20,000	$20,233

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
BlackRock, Inc., 3.5%, 2014	$90,000	$91,106
Janus Capital Group, Inc., 6.95%, 2017	45,000	44,740
Nuveen Investments, Inc., 10.5%, 2015	35,000	33,950
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	202,054

		$392,083

Building - 1.7%
Associated Materials, Inc., 11.25%, 2014	$50,000	$51,437
Building Materials Holding Corp., 7%, 2020 (n)	20,000	20,250
CEMEX Finance LLC, 9.5%, 2016 (n)	119,000	123,165
CRH PLC, 8.125%, 2018	80,000	94,208
Lafarge S.A., 6.15%, 2011	160,000	167,124
Masco Corp., 7.125%, 2020	15,000	15,153
Nortek, Inc., 11%, 2013	70,177	75,265
Ply Gem Industries, Inc., 11.75%, 2013	25,000	26,375

		$572,977

Business Services - 0.6%
First Data Corp., 9.875%, 2015	$80,000	$69,000
First Data Corp., 11.25%, 2016	30,000	24,000
Iron Mountain, Inc., 6.625%, 2016	40,000	39,700
Iron Mountain, Inc., 8.375%, 2021	15,000	15,600
SunGard Data Systems, Inc., 10.25%, 2015	61,000	64,126

		$212,426

Cable TV - 1.9%
Cablevision Systems Corp., 8.625%, 2017 (n)	$15,000	$15,863
CCO Holdings LLC, 8.75%, 2013	110,000	112,750
Charter Communications, Inc., 10.875%, 2014 (n)	15,000	16,781
CSC Holdings, Inc., 8.5%, 2014 (n)	50,000	53,250
DIRECTV Holdings LLC, 5.875%, 2019 (n)	40,000	41,628
Mediacom LLC, 9.125%, 2019 (n)	35,000	36,094
TCI Communications, Inc., 9.8%, 2012	81,000	91,890
Time Warner Cable, Inc., 8.25%, 2019	120,000	145,211
Videotron LTEE, 6.875%, 2014	25,000	25,375
Virgin Media Finance PLC, 9.125%, 2016	100,000	106,250

		$645,092

Chemicals - 1.6%
Ashland, Inc., 9.125%, 2017 (n)	$70,000	$78,400
Dow Chemical Co., 8.55%, 2019	170,000	205,656
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	40,000	39,400
Hexion Specialty Chemicals, Inc., 9.75%, 2014	35,000	35,700
Innophos Holdings, Inc., 8.875%, 2014	40,000	41,200
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	44,000	49,720
Momentive Performance Materials, Inc., 11.5%, 2016	24,000	22,320
Nalco Finance Holdings, Inc., 9%, 2014	55,000	56,650
Solutia, Inc., 7.875%, 2020	25,000	25,313

		$554,359

Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$30,000	$30,900

Construction - 0.7%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$100,000	$107,250
Lennar Corp., 5.125%, 2010	130,000	130,813

		$238,063

Consumer Products - 1.1%
ACCO Brands Corp., 10.625%, 2015 (n)	$5,000	$5,463
ACCO Brands Corp., 7.625%, 2015	15,000	14,044
Central Garden & Pet Co., 8.25%, 2018	25,000	25,344
Easton-Bell Sports, Inc., 9.75%, 2016 (z)	20,000	21,050
Fortune Brands, Inc., 5.125%, 2011	147,000	151,212
Hasbro, Inc., 6.125%, 2014	20,000	21,944
Jarden Corp., 7.5%, 2017	35,000	35,481
Libbey Glass, Inc., 10%, 2015 (n)	30,000	31,575
Visant Holding Corp., 8.75%, 2013	25,000	25,625
Whirlpool Corp., 8%, 2012	48,000	52,755

		$384,493

Consumer Services - 1.2%
KAR Holdings, Inc., 10%, 2015	$30,000	$31,500
KAR Holdings, Inc., FRN, 4.248%, 2014	20,000	18,500
Realogy Corp., 10.5%, 2014	5,000	4,313
Service Corp. International, 7%, 2017	80,000	78,400
Service Corp. International, 7.625%, 2018	39,000	39,487
Ticketmaster Entertainment, Inc., 10.75%, 2016	25,000	27,875
Western Union Co., 5.4%, 2011	210,000	224,500

		$424,575

Containers - 0.8%
Ball Corp., 6.75%, 2020	$10,000	$10,175
Crown Americas LLC, 7.625%, 2013	16,000	16,480
Graham Packaging Holdings Co., 9.875%, 2014	55,000	57,062
Greif, Inc., 6.75%, 2017	145,000	147,175
Owens-Brockway Glass Container, Inc., 8.25%, 2013	50,000	50,625

		$281,517

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$144,570
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	43,446

		$188,016

Electronics - 0.3%
Flextronics International Ltd., 6.25%, 2014	$22,000	$22,275
Freescale Semiconductor, Inc., 8.875%, 2014	35,000	33,425
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	15,000	16,144
Jabil Circuit, Inc., 7.75%, 2016	25,000	26,313

		$98,157

Emerging Market Quasi-Sovereign - 1.1%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$100,000	$128,500
Korea Development Bank, 4.375%, 2015	100,000	101,495
Petrobras International Finance Co., 7.875%, 2019	66,000	77,191
Petroleos Mexicanos, 6%, 2020 (n)	60,000	61,500

		$368,686

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 0.389%, 2012	$33,488	$30,072
Republic of Philippines, 9.875%, 2019	62,000	81,375
Republic of South Africa, 5.5%, 2020	100,000	101,250

		$212,697

Energy - Independent - 3.1%
Chaparral Energy, Inc., 8.875%, 2017	$45,000	$41,175
Chesapeake Energy Corp., 9.5%, 2015	15,000	16,313
Chesapeake Energy Corp., 6.375%, 2015	85,000	83,512
EnCana Corp., 6.5%, 2019	50,000	55,768
Forest Oil Corp., 8.5%, 2014	15,000	15,825
Hilcorp Energy I LP, 9%, 2016 (n)	55,000	57,200
Linn Energy LLC, 8.625%, 2020 (z)	5,000	5,006
McMoRan Exploration Co., 11.875%, 2014	30,000	32,250
Newfield Exploration Co., 6.625%, 2014	40,000	41,100
Newfield Exploration Co., 6.625%, 2016	15,000	15,262
OPTI Canada, Inc., 8.25%, 2014	30,000	28,200
Penn Virginia Corp., 10.375%, 2016	100,000	108,500
Petrohawk Energy Corp., 10.5%, 2014	20,000	22,075
Pioneer Natural Resources Co., 6.875%, 2018	35,000	34,980
Pioneer Natural Resources Co., 7.5%, 2020	90,000	92,601
Plains Exploration & Production Co., 7%, 2017	70,000	68,950
Questar Market Resources, Inc., 6.8%, 2020	78,000	84,850
Quicksilver Resources, Inc., 8.25%, 2015	35,000	35,700
Range Resources Corp., 8%, 2019	30,000	32,025
SandRidge Energy, Inc., 8%, 2018 (n)	50,000	47,500
Southwestern Energy Co., 7.5%, 2018	35,000	37,975
Talisman Energy, Inc., 7.75%, 2019	10,000	11,916
Williams Cos., Inc., FRN, 2.25%, 2010 (n)	80,000	79,969

		$1,048,652

Energy - Integrated - 0.5%
Cenovus Energy, Inc., 4.5%, 2014 (n)	$30,000	$31,299
Hess Corp., 8.125%, 2019	30,000	36,569
Petro-Canada, 5%, 2014	110,000	116,051

		$183,919

Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$40,000	$42,950
AMC Entertainment, Inc., 8.75%, 2019	30,000	31,500
Cinemark USA, Inc., 8.625%, 2019	45,000	47,419
GWR Operating Partnership LLP, 10.875%, 2017 (z)	20,000	19,500

		$141,369

Financial Institutions - 2.4%
CIT Group, Inc., 7%, 2014	$40,000	$37,800
CIT Group, Inc., 7%, 2017	100,000	92,250
General Electric Capital Corp., 6%, 2019	30,000	31,700
General Electric Capital Corp., 5.5%, 2020	80,000	81,621
General Electric Capital Corp., FRN, 0.378%, 2012	90,000	88,214
GMAC, Inc., 7%, 2012	15,000	15,263
GMAC, Inc., 6.75%, 2014	125,000	124,375
GMAC, Inc., 8%, 2031	93,000	88,815
International Lease Finance Corp., 5.625%, 2013	90,000	84,895
International Lease Finance Corp., 8.75%, 2017 (z)	20,000	20,461
Nationstar Mortgage LLC, 10.875%, 2015 (z)	15,000	14,475
ORIX Corp., 5.48%, 2011	130,000	134,588

		$814,457

Food & Beverages - 2.1%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$140,000	$166,513

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Beverages - continued
ARAMARK Corp., 8.5%, 2015		$30,000	$30,675
Constellation Brands, Inc., 7.25%, 2016		15,000	15,412
Dean Foods Co., 7%, 2016		40,000	39,200
Del Monte Foods Co., 6.75%, 2015		50,000	51,500
Kraft Foods, Inc., 6.125%, 2018		80,000	87,181
Miller Brewing Co., 5.5%, 2013 (n)		150,000	160,598
Pinnacle Foods Finance LLC, 9.25%, 2015		45,000	46,125
Smithfield Foods, Inc., 7.75%, 2017		20,000	19,650
TreeHouse Foods, Inc., 7.75%, 2018		25,000	25,938
Tyson Foods, Inc., 7.85%, 2016		70,000	75,250

			$718,042

Forest & Paper Products - 1.2%
Boise, Inc., 8%, 2020 (z)		$30,000	$30,000
Buckeye Technologies, Inc., 8.5%, 2013		35,000	35,787
Cascades, Inc., 7.75%, 2017 (n)		25,000	25,188
Georgia-Pacific Corp., 7.125%, 2017 (n)		35,000	36,400
Georgia-Pacific Corp., 8%, 2024		55,000	58,300
Georgia-Pacific Corp., 7.25%, 2028		10,000	9,900
Graphic Packaging International Corp., 9.5%, 2013		25,000	25,625
Jefferson Smurfit Corp., 8.25%, 2012 (d)		15,000	13,350
Millar Western Forest Products Ltd., 7.75%, 2013		75,000	63,937
Votorantim Participacoes S.A., 6.75%, 2021 (z)		100,000	98,750

			$397,237

Gaming & Lodging - 1.7%
Boyd Gaming Corp., 6.75%, 2014		$30,000	$26,175
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		65,000	731
Gaylord Entertainment Co., 6.75%, 2014		30,000	28,725
Harrah’s Operating Co., Inc., 11.25%, 2017		70,000	75,425
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,655
Harrah’s Operating Co., Inc., 10%, 2018		34,000	28,135
Host Hotels & Resorts, Inc., 6.75%, 2016		40,000	40,100
Host Hotels & Resorts, Inc., 9%, 2017 (n)		5,000	5,400
Marriott International, Inc., 5.625%, 2013		80,000	85,117
MGM Mirage, 10.375%, 2014 (n)		5,000	5,513
MGM Mirage, 7.5%, 2016		40,000	33,300
MGM Mirage, 11.125%, 2017 (n)		10,000	11,250
MGM Mirage, 11.375%, 2018 (n)		45,000	43,425
MGM Mirage, 9%, 2020 (n)		20,000	20,600
Midwest Gaming, Inc., 11.625%, 2016 (z)		5,000	4,947
Penn National Gaming, Inc., 8.75%, 2019 (n)		35,000	35,525
Pinnacle Entertainment, Inc., 7.5%, 2015		30,000	25,950
Royal Caribbean Cruises Ltd., 7%, 2013		15,000	15,186
Royal Caribbean Cruises Ltd., 11.875%, 2015		20,000	23,550
Scientific Games Corp., 6.25%, 2012		40,000	39,700
Station Casinos, Inc., 6%, 2012 (d)		35,000	2,362
Station Casinos, Inc., 6.5%, 2014 (d)		85,000	106
Station Casinos, Inc., 6.875%, 2016 (d)		180,000	225
Wyndham Worldwide Corp., 6%, 2016		40,000	39,626

			$592,728

Industrial - 0.6%
Altra Holdings, Inc., 8.125%, 2016 (n)		$25,000	$25,406
Aquilex Corp., 11.125%, 2016 (n)		5,000	5,375
Baldor Electric Co., 8.625%, 2017		55,000	58,162
Great Lakes Dredge & Dock Corp., 7.75%, 2013		30,000	30,262
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		20,000	20,700
Steelcase, Inc., 6.5%, 2011		61,000	62,746

			$202,651

Insurance - 2.3%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$142,173
ING Groep N.V., 5.775% to 2015, FRN to 2049		$210,000	178,815
Metropolitan Life Global Funding, 2.875%, 2012 (n)		140,000	142,310
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	42,367
Principal Financial Group, Inc., 8.875%, 2019		80,000	96,068
Prudential Financial, Inc., 6.2%, 2015		80,000	87,330
Unum Group, 7.125%, 2016		90,000	97,833

			$786,896

Insurance - Property & Casualty - 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014		$130,000	$135,581
AXIS Specialty Finance LLC, 5.875%, 2020		40,000	39,472
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		50,000	56,000
PartnerRe Ltd., 5.5%, 2020		66,000	65,373
USI Holdings Corp., 9.75%, 2015 (z)		95,000	89,775

			$386,201

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Quasi-Sovereign - 3.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$64,812
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	134,655
Finance for Danish Industry A.S., FRN, 0.5%, 2012 (n)		110,000	110,928
ING Bank N.V., 3.9%, 2014 (n)		150,000	157,447
Irish Life & Permanent PLC, 3.6%, 2013 (n)		200,000	199,579
LeasePlan Corp. N.V., 3%, 2012 (n)		60,000	61,999
Nationwide Building Society, FRN, 0.43%, 2012 (n)		160,000	159,622
Royal Bank of Scotland PLC, FRN, 0.95%, 2012 (n)		183,000	184,941
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	102,170

			$1,176,153

International Market Sovereign - 13.4%
Federal Republic of Germany, 5.25%, 2010	EUR	136,000	$185,841
Federal Republic of Germany, 3.75%, 2015	EUR	242,000	351,022
Federal Republic of Germany, 4.25%, 2018	EUR	170,000	251,839
Federal Republic of Germany, 6.25%, 2030	EUR	89,000	160,718
Government of Canada, 4.5%, 2015	CAD	59,000	62,528
Government of Canada, 5.75%, 2033	CAD	11,000	13,450
Government of Japan, 1.5%, 2012	JPY	13,000,000	143,035
Government of Japan, 1.3%, 2014	JPY	28,000,000	309,826
Government of Japan, 1.7%, 2017	JPY	40,000,000	450,948
Government of Japan, 2.2%, 2027	JPY	13,000,000	142,143
Government of Japan, 2.4%, 2037	JPY	14,000,000	153,113
Kingdom of Belgium, 5.5%, 2017	EUR	78,000	122,839
Kingdom of Spain, 5.35%, 2011	EUR	311,000	447,398
Kingdom of Spain, 4.6%, 2019	EUR	13,000	18,763
Kingdom of the Netherlands, 3.75%, 2014	EUR	106,000	153,431
Kingdom of the Netherlands, 5.5%, 2028	EUR	25,000	41,164
Republic of Austria, 4.65%, 2018	EUR	55,000	82,378
Republic of France, 4.75%, 2012	EUR	86,000	126,339
Republic of France, 6%, 2025	EUR	73,000	123,398
Republic of France, 4.75%, 2035	EUR	99,000	149,459
Republic of Ireland, 4.6%, 2016	EUR	114,000	162,677
Republic of Italy, 4.75%, 2013	EUR	180,000	262,822
Republic of Italy, 5.25%, 2017	EUR	205,000	314,138
United Kingdom Treasury, 8%, 2015	GBP	92,000	176,620
United Kingdom Treasury, 8%, 2021	GBP	34,000	69,698
United Kingdom Treasury, 4.25%, 2036	GBP	47,000	68,388

			$4,543,975

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		$100,000	$100,663
Province of Ontario, 5.45%, 2016		95,000	104,705

			$205,368

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$139,937
Case New Holland, Inc., 7.125%, 2014		45,000	45,562
Rental Service Corp., 9.5%, 2014		45,000	44,550

			$230,049

Major Banks - 4.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$180,600
Bank of America Corp., 7.375%, 2014		50,000	56,227
Bank of America Corp., 8% to 2018, FRN to 2049		45,000	45,915
Bank of New York Mellon Corp., 4.3%, 2014		140,000	147,377
Barclays Bank PLC, 5.125%, 2020		100,000	98,607
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		26,000	22,880
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	96,500
Commonwealth Bank of Australia, 5%, 2019 (n)		80,000	80,402
Goldman Sachs Group, Inc., 6%, 2014		50,000	54,749
Goldman Sachs Group, Inc., 7.5%, 2019		86,000	98,281
JPMorgan Chase Capital XXVII, 7%, 2039		90,000	91,845
Macquarie Group Ltd., 6%, 2020 (n)		108,000	107,728
Merrill Lynch & Co., Inc., 6.4%, 2017		30,000	31,618
Morgan Stanley, 6.75%, 2011		40,000	42,226
Morgan Stanley, 6%, 2014		100,000	108,014
Morgan Stanley, 5.625%, 2019		100,000	99,647
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		20,000	16,750
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		125,000	122,969
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		49,000	51,205

			$1,553,540

Medical & Health Technology & Services - 3.6%
Biomet, Inc., 10%, 2017		$5,000	$5,513
Biomet, Inc., 11.625%, 2017		55,000	61,600
Cardinal Health, Inc., 5.8%, 2016		94,000	99,034
Community Health Systems, Inc., 8.875%, 2015		80,000	82,800
Cooper Cos., Inc., 7.125%, 2015		35,000	34,781
DaVita, Inc., 6.625%, 2013		18,000	18,112
DaVita, Inc., 7.25%, 2015		73,000	74,460
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		20,000	22,300
HCA, Inc., 6.375%, 2015		120,000	114,000
HCA, Inc., 9.25%, 2016		115,000	122,259
HCA, Inc., 8.5%, 2019 (n)		25,000	26,891
HealthSouth Corp., 8.125%, 2020		50,000	49,750

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Hospira, Inc., 5.55%, 2012	$50,000	$53,174
Hospira, Inc., 6.05%, 2017	60,000	64,444
McKesson Corp., 5.7%, 2017	40,000	42,836
Owens & Minor, Inc., 6.35%, 2016	70,000	67,249
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	20,000	20,375
Psychiatric Solutions, Inc., 7.75%, 2015	15,000	15,281
Tenet Healthcare Corp., 9.25%, 2015	55,000	57,681
U.S. Oncology, Inc., 10.75%, 2014	45,000	46,800
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,562
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,525
Universal Hospital Services, Inc., 8.5%, 2015 (p)	35,000	34,825
Universal Hospital Services, Inc., FRN, 3.859%, 2015	10,000	8,525
Vanguard Health Systems, Inc., 8%, 2018 (z)	20,000	19,450
VWR Funding, Inc., 11.25%, 2015 (p)	47,531	50,383

		$1,223,610

Metals & Mining - 1.3%
Arch Western Finance LLC, 6.75%, 2013	$55,000	$55,206
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	30,000	30,600
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	30,000	30,750
CONSOL Energy, Inc., 8%, 2017 (z)	20,000	20,550
CONSOL Energy, Inc., 8.25%, 2020 (z)	15,000	15,413
FMG Finance Ltd., 10.625%, 2016 (n)	40,000	46,100
Gerdau Holdings, Inc., 7%, 2020 (n)	100,000	105,500
Peabody Energy Corp., 7.375%, 2016	5,000	5,287
Peabody Energy Corp., “B”, 6.875%, 2013	65,000	65,731
Rio Tinto Finance USA Ltd., 5.875%, 2013	30,000	32,976
U.S. Steel Corp., 7.375%, 2020	20,000	20,050

		$428,163

Mortgage Backed - 1.7%
Fannie Mae, 6%, 2017	$75,165	$81,470
Fannie Mae, 5.5%, 2020 - 2034	471,353	506,061

		$587,531

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$65,000	$65,650
Ferrellgas Partners LP, 8.625%, 2020	15,000	15,000
Inergy LP, 6.875%, 2014	45,000	45,000

		$125,650

Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$43,425
CenterPoint Energy, Inc., 7.875%, 2013	142,000	162,598
Crosstex Energy, Inc., 8.875%, 2018 (n)	15,000	15,469
El Paso Corp., 8.25%, 2016	35,000	37,363
El Paso Corp., 7%, 2017	30,000	30,618
El Paso Corp., 7.75%, 2032	15,000	14,739
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	171,957
MarkWest Energy Partners LP, 6.875%, 2014	30,000	29,400
Spectra Energy Capital LLC, 8%, 2019	66,000	77,800

		$583,369

Network & Telecom - 2.9%
AT&T, Inc., 5.8%, 2019	$70,000	$74,826
Axtel S.A.B. de C.V., 9%, 2019 (n)	100,000	102,000
CenturyTel, Inc., 7.6%, 2039	90,000	86,756
Cincinnati Bell, Inc., 8.75%, 2018	35,000	35,306
Citizens Communications Co., 9%, 2031	15,000	14,625
Deutsche Telekom International Finance B.V., 8.5%, 2010	58,000	58,858
France Telecom, 4.375%, 2014	80,000	84,328
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	58,987
Qwest Communications International, Inc., 8%, 2015 (n)	10,000	10,650
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	36,138
Qwest Corp., 7.5%, 2014	65,000	71,012
Telecom Italia Capital, 4.875%, 2010	26,000	26,454
Telefonica S.A., 5.877%, 2019	80,000	85,683
Verizon Communications, Inc., 8.75%, 2018	80,000	100,361
Verizon New England, Inc., 6.5%, 2011	60,000	63,796
Windstream Corp., 8.625%, 2016	70,000	71,575

		$981,355

Oil Services - 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$35,000	$30,975
Basic Energy Services, Inc., 7.125%, 2016	15,000	13,050
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	30,000	30,638
Pioneer Drilling Co., 9.875%, 2018 (z)	25,000	24,750
Smith International, Inc., 9.75%, 2019	100,000	134,511

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Oil Services - continued
Trico Shipping A.S., 11.875%, 2014 (n)	$10,000	$9,550

		$243,474

Other Banks & Diversified Financials - 4.7%
American Express Centurion Bank, 5.2%, 2010	$250,000	$256,831
Banco BMG S.A., 9.95%, 2019 (n)	100,000	109,443
Banco Santander (Brasil) S.A., 4.5%, 2015 (z)	100,000	99,770
Banco Votorantim S.A., 7.375%, 2020 (n)	100,000	103,625
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012 (z)	50,000	48,824
Capital One Financial Corp., 10.25%, 2039	100,000	118,469
Citigroup, Inc., 6.375%, 2014	80,000	85,464
Citigroup, Inc., 5.5%, 2014	60,000	62,094
Citigroup, Inc., 8.5%, 2019	52,000	60,694
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	118,209
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	107,326
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	115,782
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	108,000
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	78,471
VTB Capital S.A., 6.465%, 2015 (n)	123,000	125,768

		$1,598,770

Pharmaceuticals - 1.1%
Pfizer, Inc., 6.2%, 2019	$160,000	$180,717
Roche Holdings, Inc., 6%, 2019 (n)	140,000	154,718
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	42,701

		$378,136

Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$135,781
Republic Services, Inc., 5.25%, 2021 (n)	80,000	79,086

		$214,867

Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 10.25%, 2016	$10,000	$11,900
Teck Resources Ltd., 10.75%, 2019	25,000	30,625
Teck Resources Ltd., 6.125%, 2035	88,000	80,300

		$122,825

Printing & Publishing - 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$3,054	$1,868
American Media Operations, Inc., 14%, 2013 (p)(z)	32,656	19,271
McClatchy Co., 11.5%, 2017 (n)	15,000	15,319
Nielsen Finance LLC, 10%, 2014	65,000	68,087
Nielsen Finance LLC, 11.5%, 2016	20,000	22,600
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	62,700
Tribune Co., 5.25%, 2015 (d)	35,000	11,200

		$201,045

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$45,000	$46,744
Panama Canal Railway Co., 7%, 2026 (n)	96,400	78,566

		$125,310

Real Estate - 1.0%
Kimco Realty Corp., REIT, 6.875%, 2019	$22,000	$23,181
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	200,021
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	53,009
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	64,025

		$340,236

Retailers - 2.6%
AutoZone, Inc., 6.5%, 2014	$150,000	$166,043
Couche-Tard, Inc., 7.5%, 2013	65,000	65,975
Dollar General Corp., 11.875%, 2017 (p)	17,000	19,805
Express Parent LLC, 8.75%, 2018 (z)	20,000	20,400
Limited Brands, Inc., 5.25%, 2014	68,000	68,000
Limited Brands, Inc., 6.9%, 2017	25,000	25,500
Limited Brands, Inc., 6.95%, 2033	15,000	13,350
Macy’s, Inc., 5.75%, 2014	35,000	35,700
Macy’s, Inc., 8.875%, 2015	120,000	135,600
Macy’s, Inc., 5.9%, 2016	40,000	39,900
Macy’s, Inc., 6.375%, 2037	15,000	13,800
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	56,787
QVC, Inc., 7.375%, 2020 (z)	25,000	25,125
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	49,050
Staples, Inc., 9.75%, 2014	80,000	96,986
Toys “R” Us, Inc., 7.625%, 2011	15,000	15,525
Toys “R” Us, Inc., 10.75%, 2017 (n)	30,000	33,450
Toys “R” Us, Inc., 8.5%, 2017 (n)	15,000	15,563

		$896,559

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$44,000	$44,880

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$98,411
SUPERVALU, Inc., 8%, 2016	20,000	20,250

		$118,661

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$146,096

Telecommunications - Wireless - 1.8%
American Tower Corp., 4.625%, 2015	$40,000	$41,137
Clearwire Corp., 12%, 2015 (z)	10,000	10,200
Cricket Communications, Inc., 7.75%, 2016	20,000	20,750
Crown Castle International Corp., 9%, 2015	20,000	21,650
Crown Castle International Corp., 7.75%, 2017 (n)	15,000	16,350
Crown Castle International Corp., 7.125%, 2019	60,000	60,750
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	108,788
Nextel Communications, Inc., 6.875%, 2013	35,000	34,125
NII Holdings, Inc., 10%, 2016 (n)	30,000	32,850
Rogers Cable, Inc., 5.5%, 2014	79,000	84,949
Sprint Nextel Corp., 8.375%, 2017	70,000	70,350
Sprint Nextel Corp., 8.75%, 2032	20,000	18,550
Wind Acquisition Finance S.A., 12%, 2015 (n)	75,000	81,000

		$601,449

Telephone Services - 0.1%
Frontier Communications Corp., 8.125%, 2018	$40,000	$40,000

Tobacco - 1.1%
Alliance One International, Inc., 10%, 2016 (n)	$20,000	$20,900
Altria Group, Inc., 9.25%, 2019	130,000	157,967
Lorillard Tobacco Co., 8.125%, 2019	37,000	40,763
Reynolds American, Inc., 6.75%, 2017	135,000	144,596

		$364,226

Transportation - 0.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$114,663	$125,556

Transportation - Services - 0.6%
Commercial Barge Line Co., 12.5%, 2017	$40,000	$42,050
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	119,015
Hertz Corp., 8.875%, 2014	55,000	56,512

		$217,577

U.S. Government Agencies and Equivalents - 1.8%
Small Business Administration, 6.35%, 2021	$61,746	$66,778
Small Business Administration, 4.34%, 2024	115,030	118,884
Small Business Administration, 4.99%, 2024	135,719	142,560
Small Business Administration, 4.86%, 2025	159,262	167,532
Small Business Administration, 4.625%, 2025	62,293	64,994
Small Business Administration, 5.11%, 2025	57,697	61,220

		$621,968

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$56,419
U.S. Treasury Bonds, 4.5%, 2036	17,000	16,604
U.S. Treasury Notes, 2.625%, 2016	40,000	39,312
U.S. Treasury Notes, 4.625%, 2017	100,000	108,961

		$221,296

Utilities - Electric Power - 4.7%
AES Corp., 8%, 2017	$65,000	$65,975
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	88,813
Beaver Valley Funding Corp., 9%, 2017	138,000	149,095
Calpine Corp., 8%, 2016 (n)	35,000	35,788
Colbun S.A., 6%, 2020 (n)	100,000	100,555
Duke Energy Corp., 3.35%, 2015	230,000	228,537
Dynegy Holdings, Inc., 7.5%, 2015	45,000	37,350
Dynegy Holdings, Inc., 7.5%, 2015 (n)	15,000	12,375
Dynegy Holdings, Inc., 7.75%, 2019	30,000	22,650
Edison Mission Energy, 7%, 2017	85,000	59,287
Enel Finance International S.A., 5.125%, 2019 (n)	183,000	180,861
Energy Future Holdings Corp., 10%, 2020 (n)	35,000	36,488
Exelon Generation Co. LLC, 5.2%, 2019	40,000	40,408
Exelon Generation Co. LLC, 6.25%, 2039	80,000	80,896
FirstEnergy Corp., 6.45%, 2011	4,000	4,243
Mirant North America LLC, 7.375%, 2013	45,000	44,887
NRG Energy, Inc., 7.375%, 2016	100,000	99,250
Pacific Gas & Electric Co., 4.2%, 2011	80,000	82,350
PSEG Power LLC, 7.75%, 2011	105,000	112,014
Texas Competitive Electric Holdings LLC, 10.25%, 2015	165,000	114,675

		$1,596,497

Total Bonds		$32,452,533

FLOATING RATE LOANS (g)(r) - 1.2%
Automotive - 0.5%
Accuride Corp., Term Loan, 9.75%, 2013	$5,802	$5,800
Allison Transmission, Inc., Term Loan B, 3%, 2014	70,533	67,031

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - continued
Automotive - continued
Federal-Mogul Corp., Term Loan B, 2.16%, 2014			$53,277	$49,232
Ford Motor Co., Term Loan B, 3.25%, 2013			48,698	46,964

				$169,027

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014			$21,861	$21,056
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)			19,894	17,357
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)			37,306	32,549

				$70,962

Chemicals - 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2011 (q)			$7,379	$7,631
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010			24,207	25,732
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014			1,318	1,028
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014			2,900	2,262
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014			3,783	2,950
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014			3,784	2,951
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014			3,783	2,950
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014			4,941	3,854
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014			9,414	7,343
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014			16,414	12,803
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014			16,414	12,803
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014			16,414	12,803

				$95,110

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$47,816	$3,108

Printing & Publishing - 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)(o)			$50,259	$31,236

Specialty Stores - 0.0%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013			$11,299	$10,735

Utilities - Electric Power - 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.72%, 2014			$42,178	$34,187

Total Floating Rate Loans				$414,365

COMMON STOCKS - 0.2%
Automotive - 0.0%
Accuride Corp. (a)			5,345	$7,029

Broadcasting - 0.1%
Dex One Corp. (a)			521	$14,546
Supermedia, Inc. (a)			35	1,432

				$15,978

Construction - 0.1%
Nortek, Inc. (a)			1,028	$41,120

Printing & Publishing - 0.0%
American Media, Inc. (a)			559	$1,606
World Color Press, Inc. (a)			241	2,880

				$4,486

Total Common Stocks				$68,613

PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
GMAC, Inc., 7% (z)			41	$31,252

CONVERTIBLE BONDS - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020			$7,636	$17,221

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	136	$714
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	136	408

Total Warrants				$1,122

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			790,805	$790,805

Total Investments				$33,775,911

OTHER ASSETS, LESS LIABILITIES - 0.7%				232,674

NET ASSETS - 100.0%				$34,008,585

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,086,722, representing 20.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045	9/21/04	$87,212	$5,250
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	2,132	1,868
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	19,812	19,271
Banco Santander (Brasil) S.A., 4.5%, 2015	3/31/10	99,770	99,770
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	197,554	71,613
Boise, Inc., 8%, 2020	3/09/10 - 3/23/10	29,934	30,000
Bombardier, Inc., 7.5%, 2018	3/15/10 - 3/17/10	35,650	36,488
Bonten Media Acquisition Co., 9%, 2015	5/31/07 - 11/15/09	22,048	9,875
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012	3/08/05	50,000	48,824
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	59,875	60,173
CONSOL Energy, Inc., 8%, 2017	3/25/10	20,000	20,550
CONSOL Energy, Inc., 8.25%, 2020	3/25/10	15,000	15,413
Clearwire Corp., 12%, 2015	3/08/10	10,125	10,200
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018	1/21/10	78,341	78,400
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	189,866
Easton-Bell Sports, Inc., 9.75%, 2016	3/23/10	21,100	21,050
Express Parent LLC, 8.75%, 2018	3/02/10 - 3/03/10	20,067	20,400
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	232,226	90,000
Falcon Franchise Loan LLC, FRN, 3.658%, 2025	1/29/03	42,876	28,871
GMAC, Inc., 7% (Preferred Stock)	12/26/08 - 3/12/10	31,053	31,252
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10 - 3/31/10	19,285	19,500
International Lease Finance Corp., 8.75%, 2017	3/17/10	19,496	20,461
LBI Media, Inc., 8.5%, 2017	7/18/07	29,505	25,800
Linn Energy LLC, 8.625%, 2020	3/30/10	4,878	5,006
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	69,713	44,749
Midwest Gaming, Inc., 11.625%, 2016	3/31/10	4,947	4,947
Morgan Stanley Capital I, Inc., FRN, 1.211%, 2039	7/20/04	30,417	15,896
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	14,582	14,475
Pioneer Drilling Co., 9.875%, 2018	3/04/10 - 3/16/10	24,291	24,750
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013	12/06/04	189,843	153,853
QVC, Inc., 7.375%, 2020	3/17/10 - 3/26/10	25,075	25,125
SIRIUS XM Radio, Inc., 8.75%, 2015	3/12/10	20,000	19,925

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Strategic Income Series

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Salomon Brothers Mortgage Securities, Inc., FRN, 6.842%, 2032	1/07/05	154,154	140,822
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	96,856	89,775
Vanguard Health Systems, Inc., 8%, 2018	3/01/10 - 3/02/10	19,850	19,450
Votorantim Participacoes S.A., 6.75%, 2021	3/26/10	99,046	98,750

Total Restricted Securities			$1,612,418
% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$27,009	$72,372	$1,606	$100,987
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	843,264	—	843,264
Non-U.S. Sovereign Debt	—	6,573,163	—	6,573,163
Corporate Bonds	—	18,152,409	—	18,152,409
Residential Mortgage-Backed Securities	—	587,531	—	587,531
Commercial Mortgage-Backed Securities	—	894,014	—	894,014
Asset-Backed Securities (including CDOs)	—	325,218	—	325,218
Foreign Bonds	—	5,094,155	—	5,094,155
Floating Rate Loans	—	414,365	—	414,365
Mutual Funds	790,805	—	—	790,805
Total Investments	$817,814	$32,956,491	$1,606	$33,775,911
Other Financial Instruments
Futures	$(7,670)	$—	$—	$(7,670)
Swaps	—	3,689	—	3,689
Forward Currency Contracts	—	40,385	—	40,385

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$1,606
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/10	$1,606

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$33,616,120

Gross unrealized appreciation	$1,698,133
Gross unrealized depreciation	(1,538,342)

Net unrealized appreciation (depreciation)	$159,791

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	240,000	4/05/10 - 5/04/10	$131,465	$134,554	$3,089
BUY	BRL	HSBC Bank	116,000	4/05/10 - 5/04/10	63,473	65,034	1,561
SELL	EUR	UBS AG	1,236,381	6/14/10	1,689,421	1,669,992	19,429
SELL	GBP	Barclays Bank PLC	105,801	4/12/10	168,905	160,546	8,359
SELL	GBP	Deutsche Bank AG	105,801	4/12/10	168,968	160,546	8,422
BUY	INR	Merrill Lynch International Bank	7,950,000	4/05/10 - 4/30/10	174,978	176,897	1,919
SELL	JPY	JPMorgan Chase Bank N.A.	26,760,517	4/12/10	288,417	286,250	2,167
BUY	KRW	JPMorgan Chase Bank N.A.	58,206,000	4/08/10	50,791	51,438	647
BUY	KRW	Merrill Lynch International Bank	58,766,000	4/05/10	51,197	51,939	742
SELL	KRW	Merrill Lynch International Bank	58,766,000	4/05/10	52,052	51,939	113
BUY	SEK	UBS AG	36,840	4/12/10	5,092	5,102	10

							$46,458

Liability Derivatives
SELL	BRL	Deutsche Bank AG	120,000	4/05/10	$66,298	$67,478	$(1,180)
SELL	BRL	HSBC Bank	58,000	4/05/10	32,294	32,615	(321)
SELL	CAD	HSBC Bank	153,202	5/10/10	149,174	150,839	(1,665)
BUY	CNY	Deutsche Bank AG	384,000	5/17/10	57,125	56,255	(870)
BUY	CNY	HSBC Bank	765,000	5/17/10	113,788	112,071	(1,717)
SELL	INR	Merrill Lynch International Bank	3,975,000	4/05/10	88,333	88,540	(207)
BUY	KRW	Merrill Lynch International Bank	58,766,000	5/03/10	51,996	51,883	(113)

							$(6,073)

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	15	$1,722,656	Jun-10	$(7,670)

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10 - continued

Swap Agreements at 3/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	120,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$264
9/20/14	USD	160,000	Goldman Sachs International (a)	1.00% (fixed rate)	(2)	3,425

						$3,689

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, a A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $328.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,997,163	3,232,210	(4,438,568)	790,805

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$279	$790,805

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/10 - continued

(6) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	66.0%
Japan	4.2%
Germany	3.4%
France	3.0%
United Kingdom	2.9%
Italy	2.7%
Canada	2.5%
Netherlands	2.2%
Brazil	1.9%
Other Countries	11.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Total Return Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.4%
Aerospace - 4.3%
Goodrich Corp.	47,320	$3,337,006
Honeywell International, Inc.	151,040	6,837,581
Lockheed Martin Corp.	644,113	53,603,084
Northrop Grumman Corp.	300,577	19,708,834
Precision Castparts Corp.	35,000	4,434,850
United Technologies Corp.	508,540	37,433,629

		$125,354,984

Alcoholic Beverages - 0.8%
Diageo PLC	1,036,952	$17,403,725
Heineken N.V.	86,740	4,457,764

		$21,861,489

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	351,600	$25,842,600

Automotive - 0.2%
Johnson Controls, Inc.	204,700	$6,753,053

Broadcasting - 1.5%
Omnicom Group, Inc.	396,440	$15,385,836
Time Warner, Inc.	110,900	3,467,843
Walt Disney Co.	669,010	23,355,139

		$42,208,818

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	367,350	$6,865,772
Deutsche Boerse AG	49,050	3,635,767
Franklin Resources, Inc.	48,735	5,404,712

		$15,906,251

Business Services - 1.2%
Accenture Ltd., “A”	410,500	$17,220,475
Dun & Bradstreet Corp.	68,530	5,100,003
MasterCard, Inc., “A”	2,200	558,800
Visa, Inc., “A”	48,990	4,459,560
Western Union Co.	511,000	8,666,560

		$36,005,398

Cable TV - 0.2%
Comcast Corp., “Special A”	300,270	$5,395,852

Chemicals - 1.4%
3M Co.	242,080	$20,230,626
Monsanto Co.	52,450	3,745,979
PPG Industries, Inc.	272,700	17,834,580

		$41,811,185

Computer Software - 0.7%
Oracle Corp.	827,522	$21,259,040

Computer Software - Systems - 1.4%
Dell, Inc. (a)	375,580	$5,637,456
Hewlett-Packard Co.	332,491	17,671,897
International Business Machines Corp.	139,700	17,916,525

		$41,225,878

Construction - 0.6%
Pulte Homes, Inc. (a)	294,050	$3,308,063
Sherwin-Williams Co.	125,330	8,482,334
Stanley Black & Decker, Inc.	74,059	$4,251,727

		$16,042,124

Consumer Products - 1.2%
Clorox Co.	88,920	$5,703,329
Kimberly-Clark Corp.	41,600	2,615,808
Procter & Gamble Co.	405,491	25,655,416

		$33,974,553

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	76,190	$4,669,685

Electrical Equipment - 1.1%
Danaher Corp.	173,350	$13,852,399
General Electric Co.	258,800	4,710,160
Tyco Electronics Ltd.	247,170	6,792,232
W.W. Grainger, Inc.	59,220	6,402,866

		$31,757,657

Electronics - 0.7%
First Solar, Inc. (a)	14,600	$1,790,690
Intel Corp.	863,030	19,211,048

		$21,001,738

Energy - Independent - 2.7%
Anadarko Petroleum Corp.	128,010	$9,322,968
Apache Corp.	330,900	33,586,350
Devon Energy Corp.	132,002	8,504,889
EOG Resources, Inc.	130,170	12,098,000
Noble Energy, Inc.	121,250	8,851,250
Occidental Petroleum Corp.	73,390	6,204,391

		$78,567,848

Energy - Integrated - 4.5%
Chevron Corp.	366,552	$27,795,638
ConocoPhillips	74,690	3,821,887
Exxon Mobil Corp.	673,772	45,129,249
Hess Corp.	240,080	15,017,004
Marathon Oil Corp.	250,980	7,941,007
TOTAL S.A., ADR	495,820	28,767,476

		$128,472,261

Engineering - Construction - 0.2%
Fluor Corp.	103,070	$4,793,786

Food & Beverages - 3.2%
Campbell Soup Co.	174,930	$6,183,776
General Mills, Inc.	161,010	11,397,898
Groupe Danone	75,014	4,518,769
J.M. Smucker Co.	125,502	7,562,751
Kellogg Co.	154,527	8,256,378
Nestle S.A.	591,916	30,314,363
PepsiCo, Inc.	361,300	23,903,608

		$92,137,543

Food & Drug Stores - 1.1%
CVS Caremark Corp.	400,760	$14,651,786
Kroger Co.	415,740	9,004,928
Walgreen Co.	219,040	8,124,194

		$31,780,908

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.1%
Starwood Hotels & Resorts
Worldwide, Inc.	46,350	$2,161,764

General Merchandise - 0.9%
Kohl’s Corp. (a)	72,700	$3,982,506
Target Corp.	197,590	10,393,234
Wal-Mart Stores, Inc.	184,490	10,257,644

		$24,633,384

Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	51,730	$3,330,377

Insurance - 4.2%
ACE Ltd.	167,800	$8,775,940
Aflac, Inc.	77,220	4,192,274
Allstate Corp.	350,740	11,332,409
Aon Corp.	169,210	7,226,959
Chubb Corp.	106,200	5,506,470
MetLife, Inc.	994,190	43,088,195
Prudential Financial, Inc.	316,630	19,156,115
Travelers Cos., Inc.	379,810	20,486,951

		$119,765,313

Internet - 0.1%
Google, Inc., “A” (a)	7,450	$4,224,225

Leisure & Toys - 0.2%
Hasbro, Inc.	187,550	$7,179,414

Machinery & Tools - 0.4%
Eaton Corp.	137,580	$10,424,437

Major Banks - 8.4%
Bank of America Corp.	1,395,770	$24,914,495
Bank of New York Mellon Corp.	1,392,442	42,998,609
Goldman Sachs Group, Inc.	234,930	40,086,106
JPMorgan Chase & Co.	1,359,094	60,819,457
PNC Financial Services Group, Inc.	215,850	12,886,245
Regions Financial Corp.	903,600	7,093,260
State Street Corp.	492,090	22,212,943
Wells Fargo & Co.	1,011,070	31,464,498

		$242,475,613

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	58,200	$3,689,880

Medical Equipment - 1.9%
Becton, Dickinson & Co.	167,030	$13,150,272
Medtronic, Inc.	417,080	18,781,112
St. Jude Medical, Inc. (a)	231,980	9,522,779
Thermo Fisher Scientific, Inc. (a)	60,410	3,107,490
Waters Corp. (a)	140,930	9,518,412

		$54,080,065

Metals & Mining - 0.1%
United States Steel Corp.	68,940	$4,379,069

Natural Gas - Distribution - 0.2%
Sempra Energy	108,640	$5,421,136

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	238,178	$5,501,912

Network & Telecom - 0.4%
Cisco Systems, Inc. (a)	226,240	$5,889,027
Nokia Corp., ADR	304,790	4,736,437

		$10,625,464

Oil Services - 0.5%
Halliburton Co.	105,670	$3,183,837
National Oilwell Varco, Inc.	161,790	6,565,438
Schlumberger Ltd.	53,000	3,363,380

		$13,112,655

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	60,060	$3,318,916

Pharmaceuticals - 4.1%
Abbott Laboratories	533,450	$28,102,146
GlaxoSmithKline PLC	190,580	3,659,889
Johnson & Johnson	673,000	43,879,600
Merck & Co., Inc.	329,800	12,318,030
Pfizer, Inc.	1,572,426	26,967,106
Roche Holding AG	18,570	3,011,637

		$117,938,408

Railroad & Shipping - 0.1%
Canadian National Railway Co.	68,580	$4,155,262

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	205,120	$15,168,624

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	185,180	$7,762,746
Home Depot, Inc.	177,620	5,746,007
Staples, Inc.	392,120	9,171,687

		$22,680,440

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	10,474,140	$24,159,636

Telephone Services - 1.9%
AT&T, Inc.	1,869,874	$48,317,544
CenturyTel, Inc.	156,541	5,550,944

		$53,868,488

Tobacco - 1.8%
Altria Group, Inc.	87,153	$1,788,380
Lorillard, Inc.	70,710	5,320,220
Philip Morris International, Inc.	835,850	43,597,929

		$50,706,529

Trucking - 0.2%
United Parcel Service, Inc., “B”	89,540	$5,767,271

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	169,660	$5,798,979
CMS Energy Corp.	152,580	2,358,887
Dominion Resources, Inc.	427,730	17,583,980
Entergy Corp.	94,370	7,677,000
FPL Group, Inc.	175,908	8,501,634
Northeast Utilities	60,290	1,666,416

2

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
NRG Energy, Inc. (a)	206,230	$4,310,207
PG&E Corp.	236,950	10,051,419
PPL Corp.	283,530	7,856,616
Public Service Enterprise Group, Inc.	423,850	12,512,052

		$78,317,190

Total Common Stocks		$1,713,908,123

BONDS - 38.7%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,032,827

Asset Backed & Securitized - 2.4%
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017 (z)	$3,089,773	$2,780,795
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	2,377,766	861,940
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	5,000,000	4,979,185
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	3,484,816
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	147,395	145,874
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,198,010
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	3,421,457
Crest G-Star, CDO, FRN, 0.721%, 2016	4,206,935	4,054,644
CWCapital LLC, 5.223%, 2048	3,658,000	3,492,148
GE Commercial Mortgage Corp., FRN, 5.333%, 2044	2,078,000	1,793,923
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,005,592	1,065,430
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	4,932,666
HSBC Credit Card Master Note Trust, FRN, 0.78%, 2013	4,996,000	4,990,209
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,321,523
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,551,006	1,576,120
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,680,084	1,618,513
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,167,306
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	2,550,000	2,642,423
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,339,145	4,453,783
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	4,332,626	4,472,903
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	1,967,000	482,221
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.467%, 2039	1,764,000	1,535,171
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	3,818,128	3,499,278
Morgan Stanley Capital I, Inc., FRN, 0.545%, 2030 (i)(n)	4,116,300	112,820
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	954,798
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	696,993
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,128,594	1,790,105
Structured Asset Securities Corp., FRN, 4.67%, 2035	907,519	820,613
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	3,069,271

		$69,414,938

Broadcasting - 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,395,704
News America, Inc., 8.5%, 2025	1,586,000	1,879,583

		$3,275,287

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$539,000	$585,992

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$2,060,666
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,915,865

		$4,976,531

Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$739,000	$741,930
Adobe Systems, Inc., 4.75%, 2020	1,750,000	1,718,920

		$2,460,850

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,258,751

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$2,519,000	$2,591,174

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,756,635

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,537,778

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,224,645

3

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$1,753,000	$2,055,393
Qtel International Finance Ltd., 7.875%, 2019 (n)	684,000	790,523
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,715,000	2,896,579

		$5,742,495

Emerging Market Sovereign - 0.0%
Republic of Peru, 7.35%, 2025	$184,000	$213,440

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$3,057,420
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,237,120

		$5,294,540

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$700,000	$853,265
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,913,198
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,076,832
Petro-Canada, 6.05%, 2018	3,647,000	3,926,415

		$8,769,710

Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,124,284

Food & Beverages - 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$2,880,000	$3,644,268
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,322,910
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,170,167

		$11,137,345

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,291,236

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,978,316

Insurance - 0.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,720,882
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,288,316
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,122,737

		$4,131,935

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$1,017,000	$1,023,206
Allstate Corp., 5.55%, 2035	2,417,000	2,321,098
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	4,181,975
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	243,000	228,245
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	990,000	935,550

		$8,690,074

International Market Quasi-Sovereign - 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,045,759
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,043,982
Irish Life & Permanent PLC, 3.6%, 2013 (n)	3,600,000	3,592,422
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,197,102
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,298,814
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,726,450

		$18,904,529

Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$2,435,000	$2,761,290
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	2,405,000	2,800,454

		$5,561,744

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,230,995

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$1,160,000	$1,304,468
Bank of America Corp., 5.49%, 2019	1,260,000	1,227,385
Bank of America Corp., 7.625%, 2019	1,640,000	1,875,935
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	1,005,530
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,628,147
Credit Suisse New York, 5.5%, 2014	3,360,000	3,657,132
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,261,000	1,306,711
Goldman Sachs Group, Inc., 6%, 2014	1,910,000	2,091,419
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,746,207
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,045,815
JPMorgan Chase Capital XXVII, 7%, 2039	1,640,000	1,673,627
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,670,221
Morgan Stanley, 5.75%, 2016	2,536,000	2,636,557
Morgan Stanley, 6.625%, 2018	1,980,000	2,111,826
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,351,000	1,339,580
PNC Funding Corp., 5.625%, 2017	2,078,000	2,144,149

4

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	$1,719,000	$1,691,066
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,881,724
Wachovia Corp., 5.25%, 2014	7,433,000	7,807,527

		$45,845,026

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$1,498,000	$1,578,219
CareFusion Corp., 6.375%, 2019	2,550,000	2,788,560
Hospira, Inc., 5.55%, 2012	1,068,000	1,135,791
Hospira, Inc., 6.05%, 2017	1,927,000	2,069,737

		$7,572,307

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$3,666,000	$3,848,226
Vale Overseas Ltd., 6.875%, 2039	1,243,000	1,287,932

		$5,136,158

Mortgage Backed - 13.9%
Fannie Mae, 6.253%, 2011	$340,823	$356,806
Fannie Mae, 6.33%, 2011	304,619	315,349
Fannie Mae, 4.79%, 2012	1,589,469	1,680,589
Fannie Mae, 4.01%, 2013	234,774	245,922
Fannie Mae, 4.02%, 2013	1,057,194	1,108,369
Fannie Mae, 4.767%, 2013	126,712	134,296
Fannie Mae, 4.845%, 2013	416,271	444,431
Fannie Mae, 5.37%, 2013 - 2018	2,528,573	2,738,624
Fannie Mae, 4.6%, 2014	1,163,778	1,238,529
Fannie Mae, 4.841%, 2014	1,770,562	1,893,780
Fannie Mae, 4.872%, 2014	940,082	1,001,422
Fannie Mae, 4.94%, 2015	379,000	401,557
Fannie Mae, 5.19%, 2015	423,814	460,102
Fannie Mae, 5.27%, 2016	1,125,000	1,218,434
Fannie Mae, 5.659%, 2016	327,628	362,760
Fannie Mae, 5.45%, 2017	802,413	879,022
Fannie Mae, 5.5%, 2017 - 2038	84,831,768	90,014,708
Fannie Mae, 6%, 2017 - 2037	42,440,196	45,740,917
Fannie Mae, 4.5%, 2018 - 2035	12,328,468	12,706,567
Fannie Mae, 5%, 2018 - 2039	51,088,805	53,097,506
Fannie Mae, 4.88%, 2020	1,080,505	1,144,842
Fannie Mae, 7.5%, 2030 - 2032	307,326	348,065
Fannie Mae, 6.5%, 2031 - 2037	13,438,320	14,706,438
Freddie Mac, 6%, 2016 - 2037	23,821,483	25,741,271
Freddie Mac, 5%, 2017 - 2039	49,569,891	51,514,775
Freddie Mac, 4.5%, 2018 - 2039	24,901,418	25,538,683
Freddie Mac, 5.085%, 2019	2,793,000	2,952,446
Freddie Mac, 5.5%, 2019 - 2037	15,032,646	15,978,896
Freddie Mac, 6.5%, 2034 - 2038	7,491,479	8,197,207
Ginnie Mae, 6%, 2032 - 2038	7,703,719	8,293,271
Ginnie Mae, 4.5%, 2033 - 2034	1,926,944	1,963,546
Ginnie Mae, 5.5%, 2033 - 2035	9,934,305	10,586,640
Ginnie Mae, 5%, 2034 - 2039	18,519,315	19,303,158
		$402,308,928
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$1,425,000	$1,625,312
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,841,762
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	4,905,000	5,940,740

		$9,407,814

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,426,378
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,158,176
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	4,103,897
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	246,243
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,155,323
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,996,860

		$12,086,877

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,090,651
BellSouth Corp., 6.55%, 2034	2,642,000	2,691,094
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,279,197
Telefonica Europe B.V., 7.75%, 2010	882,000	908,659
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,476,916

		$14,446,517

Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,575,284

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$2,287,000	$2,388,490
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,446,640
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,979,625
Citigroup, Inc., 5%, 2014	2,679,000	2,675,225
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,501,067
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	763,159
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,199,804
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,264,200
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	5,058,760

		$26,276,970

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,569,552

5

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Pharmaceuticals - continued
Pfizer, Inc., 7.2%, 2039	$1,240,000	$1,512,288
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,508,910

		$10,590,750

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$262,000	$275,630

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,917,579
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,320,651
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,629,419
Kimco Realty Corp., REIT, 6%, 2012	936,000	1,007,348
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,942,457
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,739,460
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	893,149

		$12,450,063

Retailers - 0.4%
Home Depot, Inc., 5.875%, 2036	$4,000,000	$3,881,708
Limited Brands, Inc., 5.25%, 2014	2,165,000	2,165,000
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	4,878,354

		$10,925,062

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,112,687

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,256,523

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,605,000	$1,678,894
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,799,414

		$5,478,308

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$1,823,000	$1,958,104

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,651,585

U.S. Government Agencies and Equivalents - 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,556,821
Small Business Administration, 4.77%, 2024	737,934	774,255
Small Business Administration, 5.18%, 2024	1,218,141	1,287,726
Small Business Administration, 4.99%, 2024	1,138,836	1,196,237
Small Business Administration, 5.11%, 2025	4,708,318	4,995,825

		$22,810,864

U.S. Treasury Obligations - 11.2%
U.S. Treasury Bonds, 2.375%, 2010	$23,626,000	$23,835,492
U.S. Treasury Bonds, 2%, 2013	4,762,000	4,770,186
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	6,661,130
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,488,000
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,349,425
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,704,162
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	7,943,313
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	9,317,944
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,337,449
U.S. Treasury Bonds, 5%, 2037	6,508,000	6,852,722
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,524,527
U.S. Treasury Notes, 0.875%, 2011	25,197,000	25,300,358
U.S. Treasury Notes, 5.125%, 2011	23,128,000	24,443,405
U.S. Treasury Notes, 4.125%, 2012	14,484,000	15,479,775
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,876,440
U.S. Treasury Notes, 3.125%, 2013	16,178,000	16,869,351
U.S. Treasury Notes, 2.75%, 2013	36,007,000	37,050,624
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,442,973
U.S. Treasury Notes, 1.875%, 2014	28,754,000	28,405,818
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,431,491
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,831,865
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,707,144
U.S. Treasury Notes, 4.875%, 2016	6,300,000	6,981,679
U.S. Treasury Notes, 3.75%, 2018	66,982,000	67,489,590

		$324,094,863

Utilities - Electric Power - 0.7%
Bruce Mansfield Unit, 6.85%, 2034	$4,947,912	$5,057,434
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,325,042
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,505,128
MidAmerican Funding LLC, 6.927%, 2029	387,000	424,338
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,604,677
PSEG Power LLC, 6.95%, 2012	3,745,000	4,131,563
PSEG Power LLC, 5.32%, 2016 (n)	1,603,000	1,671,203
System Energy Resources, Inc., 5.129%, 2014 (z)	604,814	614,442

6

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Waterford 3 Funding Corp., 8.09%, 2017	$173,716	$174,692

		$20,508,519

Total Bonds		$1,116,954,890

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	36,188,073	$36,188,073

Total Investments		$2,867,051,086

OTHER ASSETS, LESS LIABILITIES - 0.6%		16,281,620

NET ASSETS - 100.0%		$2,883,332,706

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $78,381,924, representing 2.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017	3/19/10	$2,858,691	$2,780,795
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	2,377,766	861,940
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,101,155	1,790,105
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	606,049	614,442

Total Restricted Securities			$6,047,282
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,713,908,123	$—	$—	$1,713,908,123
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	347,938,554	—	347,938,554
Non-U.S. Sovereign Debt	—	27,116,987	—	27,116,987
Municipal Bonds	—	9,407,814	—	9,407,814
Corporate Bonds	—	194,239,320	—	194,239,320
Residential Mortgage-Backed Securities	—	407,190,648	—	407,190,648
Commercial Mortgage-Backed Securities	—	51,845,630	—	51,845,630
Asset-Backed Securities (including CDOs)	—	12,687,588	—	12,687,588
Foreign Bonds	—	66,528,349	—	66,528,349
Mutual Funds	36,188,073	—	—	36,188,073

Total Investments	$1,750,096,196	$1,116,954,890	$—	$2,867,051,086

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Series

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,760,385,528

Gross unrealized appreciation	$198,650,345
Gross unrealized depreciation	(91,984,787)

Net unrealized appreciation (depreciation)	$106,665,558

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,210,280	143,644,624	(133,666,831)	36,188,073

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,140	$36,188,073

9

MFS INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust

Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 94.9%
Cable TV - 5.6%
Cablevision Systems Corp., “A”	101,300	$2,445,382
Comcast Corp., “Special A”	2,459,400	44,195,418
DIRECTV Group, Inc., “A” (a)	212,200	7,174,482
Net Servicos de Comunicacao S.A., IPS (a)	218,400	2,861,484
Time Warner Cable, Inc.	788,050	42,010,945

		$98,687,711

Electronics - 0.0%
First Solar, Inc. (a)	7,100	$870,815

Energy - Independent - 0.9%
Apache Corp.	36,400	$3,694,600
CONSOL Energy, Inc.	268,640	11,460,182

		$15,154,782

Natural Gas - Distribution - 9.9%
EQT Corp.	1,151,680	$47,218,880
NiSource, Inc.	867,600	13,708,080
ONEOK, Inc.	101,600	4,638,040
Questar Corp.	1,334,620	57,655,584
Sempra Energy	816,940	40,765,306
Southern Union Co.	226,300	5,741,231
Spectra Energy Corp.	201,070	4,530,107

		$174,257,228

Natural Gas - Pipeline - 6.7%
El Paso Corp.	4,116,190	$44,619,500
Enagas S.A.	491,570	10,772,414
Williams Cos., Inc.	2,757,905	63,707,605

		$119,099,519

Telecommunications - Wireless - 11.0%
America Movil S.A.B. de C.V., “L”, ADR	180,440	$9,083,350
Cellcom Israel Ltd.	1,395,410	47,681,160
Mobile TeleSystems OJSC, ADR	221,900	12,315,450
MTN Group Ltd.	886,140	13,625,904
Partner Communication Co. Ltd., ADR	906,400	20,475,576
Philippine Long Distance Telephone Co.	76,100	4,075,282
Philippine Long Distance Telephone Co., ADR	152,800	8,141,184
Tim Participacoes S.A., ADR	289,900	8,047,624
Vimpel-Communications, ADR	424,700	7,818,727
Vivo Participacoes S.A., ADR	842,025	22,827,298
Vodafone Group PLC	17,030,970	39,283,611

		$193,375,166

Telephone Services - 14.8%
American Tower Corp., “A” (a)	369,500	$15,744,395
AT&T, Inc.	1,593,670	41,180,433
Bezeq - The Israel Telecommunication Corp. Ltd.	652,700	1,852,621
CenturyTel, Inc.	895,600	31,757,976
Crown Castle International Corp. (a)	141,800	5,421,014
France Telecom S.A.	37,200	890,076
Hellenic Telecommunications Organization S.A.	424,800	5,272,821
Portugal Telecom, SGPS, S.A.	1,201,100	13,429,120
PT XL Axiata Tbk (a)(z)	11,060,000	4,254,080
Qwest Communications International, Inc.	1,724,300	9,000,846
Royal KPN N.V.	949,350	15,040,676
Singapore Telecommunications Ltd.	4,192,000	9,499,010
Telefonica S.A.	833,220	19,739,323
Telenet Group Holding N.V.	214,456	6,481,033
Virgin Media, Inc.	3,372,360	58,206,934
Windstream Corp.	2,131,748	23,214,736

		$260,985,094

Utilities - Electric Power - 46.0%
AES Corp. (a)	3,493,090	$38,423,990
AES Tiete S.A., IPS	969,359	10,520,217
Allegheny Energy, Inc.	638,600	14,687,800
Alliant Energy Corp.	350,400	11,654,304
American Electric Power Co., Inc.	1,280,610	43,771,250
American Water Works Co., Inc.	509,390	11,084,326
Calpine Corp. (a)	1,837,860	21,852,155
CenterPoint Energy, Inc.	619,790	8,900,184
CEZ AS	609,360	28,784,986
China Hydroelectric Corp., ADR (a)	482,890	4,466,732
China Longyuan Power Group (a)	7,340,000	8,697,299
CMS Energy Corp.	3,954,230	61,132,396
Companhia de Saneamento de Minas Gerais - Copasa MG	682,700	9,866,106
Companhia Paranaense de Energia, ADR	276,000	5,652,480
Companhia Paranaense de Energia, IPS	182,800	3,742,654
Constellation Energy Group, Inc.	899,050	31,565,645
Covanta Holding Corp. (a)	181,400	3,022,124
CPFL Energia S.A.	264,700	5,263,189
CPFL Energia S.A., ADR	29,100	1,773,354
DPL, Inc.	1,103,660	30,008,515
E.ON AG	695,655	25,683,604
EDP Renovaveis S.A. (a)	229,492	1,793,139
Electricite de France	100,100	5,462,085
Eletropaulo Metropolitana S.A., IPS	1,325,600	29,063,539
Enel S.p.A.	157,800	882,369
Energias de Portugal S.A.	5,122,200	20,360,562
Energias do Brasil S.A.	300,930	5,787,278
Enersis S.A., ADR	26,900	537,731
Entergy Corp.	521,100	42,391,485
FirstEnergy Corp.	442,500	17,297,325
Fortum Corp.	35,400	865,894
FPL Group, Inc.	148,300	7,167,339
ITC Holdings Corp.	32,600	1,793,000
National Grid PLC	2,464,800	23,994,227
Northeast Utilities	934,033	25,816,672
NRG Energy, Inc. (a)	1,327,354	27,741,699
NV Energy, Inc.	221,600	2,732,328
OGE Energy Corp.	632,800	24,641,232
PG&E Corp.	867,000	36,778,140
PPL Corp.	1,411,200	39,104,352
Public Service Enterprise Group, Inc.	1,135,860	33,530,587
Red Electrica de Espana	552,854	29,670,622
RWE AG	100,800	8,931,149
TECO Energy, Inc.	55,200	877,128
Tractebel Energia S.A.	1,976,200	22,213,984
Wisconsin Energy Corp.	433,100	21,399,471

		$811,386,647

Total Common Stocks		$1,673,816,962

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
BONDS - 0.2%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 2.997%, 2023 (i)(z)	$296,407	$13,486

Network & Telecom - 0.2%
New Communications Holdings, Inc., 8.5%, 2020 (z)	$3,105,000	$3,128,288
New Communications Holdings, Inc., 8.75%, 2022 (z)	1,550,000	1,550,000

		$4,678,288

Total Bonds		$4,691,774

CONVERTIBLE PREFERRED STOCKS - 2.6%
Natural Gas - Pipeline - 0.9%
El Paso Corp., 4.99%	15,720	$15,405,600

Utilities - Electric Power - 1.7%
FPL Group, Inc., 8.375%	410,000	$20,573,800
Great Plains Energy, Inc., 12%	147,830	9,388,683

		$29,962,483

Total Convertible Preferred Stocks		$45,368,083

CONVERTIBLE BONDS - 0.9%
Telephone Services - 0.7%
Virgin Media, Inc., 6.5%, 2016	$10,671,000	$13,085,314

Utilities - Electric Power - 0.2%
Covanta Holding Corp., 3.25%, 2014 (z)	$2,455,990	$2,655,539

Total Convertible Bonds		$15,740,853

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	26,337,336	$26,337,336

Total Investments		$1,765,955,008

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(2,313,792)

NET ASSETS - 100.0%		$1,763,641,216

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Covanta Holding Corp., 3.25%, 2014	5/18/09	$2,455,990	$2,655,539
Falcon Franchise Loan LLC, FRN, 2.997%, 2023	1/18/02	16,153	13,486
New Communications Holdings, Inc., 8.5%, 2020	3/26/10	3,105,000	3,128,288
New Communications Holdings, Inc., 8.75%, 2022	3/26/10	1,550,000	1,550,000
PT XL Axiata Tbk	3/29/10 - 3/30/10	4,105,513	4,254,080

Total Restricted Securities			$11,601,393
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

3

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/10 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,145,724,624	$35,979,400	$—	$1,181,704,024
Brazil	127,619,207	—	—	127,619,207
Israel	70,009,356	—	—	70,009,356
United Kingdom	63,277,838	—	—	63,277,838
Spain	60,182,359	—	—	60,182,359
Portugal	35,582,821	—	—	35,582,821
Germany	34,614,753	—	—	34,614,753
Czech Republic	28,784,986	—	—	28,784,986
Russia	20,134,177	—	—	20,134,177
Other Countries	97,275,524	—	—	97,275,524
Corporate Bonds	—	20,419,141	—	20,419,141
Commercial Mortgage-Backed Securities	—	13,486	—	13,486
Mutual Funds	26,337,336	—	—	26,337,336
Total Investments	$1,709,542,981	$56,412,027	$—	$1,765,955,008
Other Financial Instruments
Forward Currency Contracts	$—	$1,621,315	$—	$1,621,315

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments. Of the Level 1 investments presented above, equity investments amounting to $272,929,652 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,813,247,159

Gross unrealized appreciation	$135,771,855
Gross unrealized depreciation	(183,064,006)

Net unrealized appreciation (depreciation)	$(47,292,151)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	195,191	6/14/10	$261,819	$263,646	$1,827
BUY	EUR	Goldman Sachs	187,042	6/14/10	250,951	252,640	1,689
BUY	EUR	JPMorgan Chase Bank	189,910	4/12/10	254,251	256,503	2,252
SELL	EUR	Barclays Bank PLC	1,885,623	4/12/10 - 6/14/10	2,586,515	2,546,900	39,615
SELL	EUR	Credit Suisse Group	1,104,462	4/12/10	1,518,436	1,491,750	26,686
SELL	EUR	Deutsche Bank AG	2,270,613	6/14/10	3,091,112	3,066,940	24,172
SELL	EUR	Goldman Sachs International	1,675,192	4/12/10 - 6/14/10	2,316,888	2,262,670	54,218
SELL	EUR	HSBC Bank	3,864,589	6/14/10	5,296,513	5,219,940	76,573
SELL	EUR	Merrill Lynch International Bank	9,638,066	6/14/10	13,168,826	13,018,236	150,590
SELL	EUR	UBS AG	70,018,308	6/14/10	95,674,845	94,574,462	1,100,383
BUY	GBP	HSBC Bank	1,380,296	6/14/10	2,067,715	2,093,731	26,016
SELL	GBP	Barclays Bank PLC	11,992,083	4/12/10	19,144,760	18,197,302	947,458
SELL	GBP	Citibank N.A.	643,014	6/14/10	982,793	975,370	7,423
SELL	GBP	Deutsche Bank AG	11,992,083	4/12/10	19,151,955	18,197,302	954,653
SELL	GBP	UBS AG	165,161	4/12/10	263,299	250,622	12,677

							$3,426,232

Liability Derivatives
BUY	EUR	Deutsche Bank AG	39,051	6/14/10	$52,858	$52,746	$(112)
BUY	EUR	HSBC Bank	2,406,043	4/12/10 - 6/14/10	3,289,436	3,249,834	(39,602)
BUY	EUR	JPMorgan Chase Bank	18,078,299	4/12/10	25,918,224	24,417,607	(1,500,617)
BUY	EUR	Merrill Lynch International Bank	2,234,078	4/12/10	3,211,107	3,017,476	(193,631)
SELL	EUR	Barclays Bank PLC	511,648	6/14/10	686,300	691,089	(4,789)
SELL	EUR	Credit Suisse Group	1,361,535	6/14/10	1,830,761	1,839,040	(8,279)
SELL	EUR	HSBC Bank	1,680,641	6/14/10	2,249,491	2,270,059	(20,568)
BUY	GBP	UBS AG	612,231	4/12/10	965,485	929,025	(36,460)
SELL	GBP	Barclays Bank PLC	38,469	4/12/10	57,516	58,375	(859)

							$(1,804,917)

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,631,532	100,725,985	(120,020,181)	26,337,336

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,743	$26,337,336

5

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010 are as follows:

United States	68.1%
Brazil	7.2%
Israel	4.0%
United Kingdom	3.6%
Spain	3.4%
Portugal	2.0%
Germany	2.0%
Czech Republic	1.6%
Russia	1.1%
Other Countries	7.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 9.5%
Honeywell International, Inc.	193,120	$8,742,537
Lockheed Martin Corp.	562,010	46,770,472
Northrop Grumman Corp.	382,010	25,048,396
United Technologies Corp.	327,400	24,099,914

		$104,661,319

Alcoholic Beverages - 1.3%
Diageo PLC	843,588	$14,158,392

Apparel Manufacturers - 1.5%
NIKE, Inc., “B”	223,380	$16,418,430

Automotive - 0.4%
Johnson Controls, Inc.	117,020	$3,860,490

Broadcasting - 2.7%
Omnicom Group, Inc.	303,690	$11,786,209
Walt Disney Co.	514,250	17,952,468

		$29,738,677

Business Services - 3.2%
Accenture Ltd., “A”	518,970	$21,770,792
Dun & Bradstreet Corp.	86,340	6,425,423
MasterCard, Inc., “A”	2,734	694,436
Western Union Co.	370,310	6,280,458

		$35,171,109

Chemicals - 2.0%
3M Co.	135,090	$11,289,471
PPG Industries, Inc.	167,846	10,977,128

		$22,266,599

Computer Software - 1.4%
Oracle Corp.	620,310	$15,935,764

Computer Software - Systems - 1.9%
Hewlett-Packard Co.	73,020	$3,881,013
International Business Machines Corp.	133,640	17,139,330

		$21,020,343

Construction - 1.8%
Pulte Homes, Inc. (a)	348,050	$3,915,563
Sherwin-Williams Co.	160,360	10,853,165
Stanley Black & Decker, Inc.	94,393	5,419,102

		$20,187,830

Consumer Products - 1.3%
Kimberly-Clark Corp.	53,500	$3,364,080
Procter & Gamble Co.	170,354	10,778,298

		$14,142,378

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	28,370	$1,738,797

Electrical Equipment - 0.7%
Danaher Corp.	69,790	$5,576,919
W.W. Grainger, Inc.	20,190	2,182,943

		$7,759,862

Electronics - 1.5%
Intel Corp.	721,340	$16,057,028

Energy - Independent - 4.0%
Apache Corp.	160,870	$16,328,305
Devon Energy Corp.	169,450	10,917,664
EOG Resources, Inc.	97,520	9,063,509
Occidental Petroleum Corp.	93,880	7,936,615

		$44,246,093

Energy - Integrated - 7.7%
Chevron Corp.	302,330	$22,925,684
ConocoPhillips	96,120	4,918,460
Exxon Mobil Corp.	308,388	20,655,828
Hess Corp.	230,910	14,443,421
TOTAL S.A., ADR	386,902	22,448,054

		$85,391,447

Food & Beverages - 4.6%
Campbell Soup Co.	60,610	$2,142,564
General Mills, Inc.	86,500	6,123,335
J.M. Smucker Co.	73,966	4,457,191
Kellogg Co.	196,800	10,515,024
Nestle S.A.	313,462	16,053,631
PepsiCo, Inc.	171,108	11,320,505

		$50,612,250

Food & Drug Stores - 1.4%
CVS Caremark Corp.	285,741	$10,446,691
Kroger Co.	205,370	4,448,314

		$14,895,005

General Merchandise - 0.6%
Wal-Mart Stores, Inc.	128,060	$7,120,136

Insurance - 7.8%
Allstate Corp.	445,365	$14,389,743
Aon Corp.	215,570	9,206,995
Chubb Corp.	136,620	7,083,747
MetLife, Inc.	734,043	31,813,424
Prudential Financial, Inc.	208,555	12,617,578
Travelers Cos., Inc.	204,660	11,039,360

		$86,150,847

Leisure & Toys - 0.4%
Hasbro, Inc.	123,050	$4,710,354

Machinery & Tools - 0.6%
Eaton Corp.	93,360	$7,073,887

Major Banks - 14.0%
Bank of America Corp.	691,390	$12,341,312
Bank of New York Mellon Corp.	1,061,290	32,772,635
Goldman Sachs Group, Inc.	166,702	28,444,362
JPMorgan Chase & Co.	665,210	29,768,148
PNC Financial Services Group, Inc.	176,770	10,553,169
Regions Financial Corp.	440,920	3,461,222
State Street Corp.	331,500	14,963,910
Wells Fargo & Co.	723,880	22,527,146

		$154,831,904

1

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.7%
Becton, Dickinson & Co.	128,240	$10,096,335
Medtronic, Inc.	339,110	15,270,123
St. Jude Medical, Inc. (a)	160,420	6,585,241
Thermo Fisher Scientific, Inc. (a)	76,840	3,952,650
Waters Corp.	78,880	5,327,555

		$41,231,904

Network & Telecom - 0.3%
Cisco Systems, Inc.	127,680	$3,323,510

Oil Services - 0.8%
National Oilwell Varco, Inc.	204,190	$8,286,030

Other Banks & Diversified Financials - 0.4%
Northern Trust Corp.	76,600	$4,232,916

Pharmaceuticals - 8.0%
Abbott Laboratories	421,780	$22,219,370
GlaxoSmithKline PLC	243,020	4,666,944
Johnson & Johnson	489,870	31,939,524
Merck & Co., Inc.	143,570	5,362,340
Pfizer, Inc.	1,151,336	19,745,412
Roche Holding AG	23,290	3,777,115

		$87,710,705

Railroad & Shipping - 0.5%
Canadian National Railway Co.	86,980	$5,270,118

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	125,166	$9,256,026

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	133,780	$5,608,058
Home Depot, Inc.	130,920	4,235,262
Staples, Inc.	175,390	4,102,372

		$13,945,692

Telecommunications - Wireless - 1.6%
Vodafone Group PLC	7,409,163	$17,089,965

Telephone Services - 3.2%
AT&T, Inc.	1,348,270	$34,839,297

Tobacco - 3.4%
Altria Group, Inc.	111,661	$2,291,284
Lorillard, Inc.	20,820	1,566,497
Philip Morris International, Inc.	634,471	33,094,007

		$36,951,788

Utilities - Electric Power - 4.1%
Dominion Resources, Inc.	350,512	$14,409,548
Entergy Corp.	53,590	4,359,547
FPL Group, Inc.	107,920	5,215,774
PG&E Corp.	228,470	9,691,697
PPL Corp.	185,370	5,136,603
Public Service Enterprise Group, Inc.	233,780	6,901,186

		$45,714,355

Total Common Stocks		$1,086,001,247

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	12,385,059	$12,385,059

Total Investments		$1,098,386,306

OTHER ASSETS, LESS LIABILITIES - 0.3%		3,793,324

NET ASSETS - 100.0%		$1,102,179,630

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,086,001,247	$—	$—	$1,086,001,247
Mutual Funds	12,385,059	—	—	12,385,059

Total Investments	$1,098,386,306	$—	$—	$1,098,386,306

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,004,120,911

Gross unrealized appreciation	$121,957,729
Gross unrealized depreciation	(27,692,334)

Net unrealized appreciation (depreciation)	$94,265,395

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Value Series

Supplemental Information (Unaudited) 3/31/10 - continued

(3)	Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,580,573	82,620,569	(83,816,083)	12,385,059

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,205	$12,385,059

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.